N-2 - USD ($)								3 Months Ended								12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2025
Cover [Abstract]
Entity Central Index Key																0001716951
Amendment Flag																false
Entity Inv Company Type																N-2
Document Type																N-CSR
Entity Registrant Name																OFS Credit Company, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses (as a percentage of the offering price)
Sales load(1)	—
Offering expenses borne by the Company(2)	—
Distribution reinvestment plan expenses(3)	$15.00
Total stockholder transaction expenses	—
Estimated Annual Expenses (as a percentage of net assets attributable to common stock):
Base management fee(4)	3.08%
Incentive fees payable under our Investment Advisory Agreement (20% of Pre-Incentive Fee Net Investment Income, subject to hurdle)(5)	3.69%
Interest payments on borrowed funds(6)	5.61%
Other expenses(7)	2.24%
Total annual expenses(8)	14.62%
(1)     In the event that the securities are sold to or through underwriters, a prospectus supplement will disclose the applicable sales load, and the “Example” will be updated accordingly.
(2)     The prospectus supplement corresponding to each offering will disclose the applicable offering expenses and total stockholder transaction expenses as a percentage of the offering price.
(3)     The expenses of the DRIP are included in “other expenses.” The plan administrator’s fees are paid by us. There are no brokerage charges or other charges to stockholders who participate in the plan except that, if a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.10 per share brokerage commission from the proceeds. See “—Distribution Reinvestment Plan”.
(4)    We have agreed to pay OFS Advisor as compensation under the Investment Advisory Agreement a base management fee at an annual rate of 1.75% (0.4375% per quarter) of our Total Equity Base, which means the NAV of shares of our common stock and the paid-in capital of our preferred stock, if any, before the determination of any incentive fees for the applicable quarter. These management fees are paid by our stockholders and are not paid by the holders of preferred stock, or the holders of any other types of securities that we may issue. While we currently expect to incur leverage in the amount of approximately 33% to 40% of our total assets (i.e., $0.33 to $0.40 of leverage for every $1 of assets) over the next 12 months of operations, the type (i.e., preferred stock, bonds, bank debt, etc.) and timing of debt to be issued over the next 12 months of operations has not been determined, and may not occur. The base management fee referenced in the table above represents the estimated annualized fee based on our October 31, 2025 NAV of $153.0 million and $115.9 million of paid-in capital on outstanding preferred stock. The estimated base management fee used for the calculation in the table above differs from the actual amount incurred for the year ended October 31, 2025. See “—Note 3 Related Party Transactions”.
(5)    We have agreed to pay OFS Advisor, as compensation under the Investment Advisory Agreement, a quarterly incentive fee equal to 20% of our “Pre-Incentive Fee Net Investment Income” for the immediately preceding quarter, subject to a quarterly preferred return, or hurdle, of 2.00% of our NAV (8.00% annualized) and a catch-up feature. Pre-Incentive Fee Net Investment Income includes accrued income that we have not yet received in cash. No incentive fee is payable to OFS Advisor on realized capital gains. The incentive fee is paid to OFS Advisor as follows:
•no incentive fee in any calendar quarter in which our Pre-Incentive Fee Net Investment Income does not exceed the hurdle of 2.00% of our NAV;
•100% of our Pre-Incentive Fee Net Investment Income with respect to that portion of such Pre-Incentive Fee Net Investment Income, if any, that exceeds the hurdle but is less than 2.50% of our NAV in any calendar quarter (10.00% annualized). We refer to this portion of our Pre-Incentive Fee Net Investment Income (which exceeds the hurdle but is less than 2.50% of our NAV) as the “catch-up.” The “catch-up” is meant to provide OFS Advisor with 20% of our Pre-Incentive Fee Net Investment Income as if a hurdle did not apply if Pre-Incentive Fee Net Investment Income meets or exceeds 2.50% of our NAV in any calendar quarter; and
•20% of the amount of our Pre-Incentive Fee Net Investment Income, if any, that exceeds 2.50% of our NAV in any calendar quarter (10.00% annualized) is payable to OFS Advisor (that is, once the hurdle is reached and the catch-up is achieved, 20% of all Pre-Incentive Fee Net Investment Income thereafter is paid to OFS Advisor).
The estimated incentive fees in the table above assume that incentive fees we incur during the next twelve months remain consistent with the actual incentive fees incurred by us during the year ended October 31, 2025. Actual portfolio yields, which directly impact incentive fees, may significantly differ in the future. See “—Note 3 Related Party Transactions”.
(6)    The estimated “interest payments on borrowed funds” represents annualized dividends to be paid on our $115.9 million of outstanding preferred stock as of October 31, 2025. It also includes amortization of deferred underwriting discounts, commissions, and offering expenses related to our outstanding preferred stock. This amount differs from the actual interest expense incurred during the year ended October 31, 2025. We may incur, directly or indirectly, through one or more special purpose vehicles, indebtedness for borrowed money, as well as leverage in the form of preferred stock and other structures and instruments, in significant amounts and on terms that OFS Advisor and our Board deem appropriate, subject to applicable limitations under the 1940 Act. Any such borrowings do not include embedded or inherent leverage in CLO structures in which we invest or intend to invest or in derivative instruments in which we may invest. Our borrowing costs would increase in the event that we were to borrow additional money. In the event that we were to issue additional shares of preferred stock, the base management fee as a percentage of our net assets attributable to common stock would increase.
(7)    The estimated “other expenses” assumes that other expenses we incur during the next twelve months remain consistent with the actual amounts incurred during the year ended October 31, 2025. “Other expenses” includes our overhead expenses, including services under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by OFS Capital Services, LLC, our administrator and an affiliate of OFS Advisor. “Other expenses” also includes ongoing administrative expenses to our independent accountants, legal counsel and compensation of independent directors.
(8)    “Total annual expenses” is presented as a percentage of net assets attributable to common stockholders, because the holders of shares of our common stock will bear all of our fees and expenses, all of which are included in this fee table presentation. The indirect expenses that will be associated with our CLO equity investments are not included in the fee table presentation, but if such expenses were included in the fee table presentation, then our total annual expenses would have been 25.97%.

Sales Load [Percent]																0.00%
Dividend Reinvestment and Cash Purchase Fees																$ 15.00
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]																0.00%
Annual Expenses [Table Text Block]

Stockholder Transaction Expenses (as a percentage of the offering price)
Sales load(1)	—
Offering expenses borne by the Company(2)	—
Distribution reinvestment plan expenses(3)	$15.00
Total stockholder transaction expenses	—
Estimated Annual Expenses (as a percentage of net assets attributable to common stock):
Base management fee(4)	3.08%
Incentive fees payable under our Investment Advisory Agreement (20% of Pre-Incentive Fee Net Investment Income, subject to hurdle)(5)	3.69%
Interest payments on borrowed funds(6)	5.61%
Other expenses(7)	2.24%
Total annual expenses(8)	14.62%
(1)     In the event that the securities are sold to or through underwriters, a prospectus supplement will disclose the applicable sales load, and the “Example” will be updated accordingly.
(2)     The prospectus supplement corresponding to each offering will disclose the applicable offering expenses and total stockholder transaction expenses as a percentage of the offering price.
(3)     The expenses of the DRIP are included in “other expenses.” The plan administrator’s fees are paid by us. There are no brokerage charges or other charges to stockholders who participate in the plan except that, if a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.10 per share brokerage commission from the proceeds. See “—Distribution Reinvestment Plan”.
(4)    We have agreed to pay OFS Advisor as compensation under the Investment Advisory Agreement a base management fee at an annual rate of 1.75% (0.4375% per quarter) of our Total Equity Base, which means the NAV of shares of our common stock and the paid-in capital of our preferred stock, if any, before the determination of any incentive fees for the applicable quarter. These management fees are paid by our stockholders and are not paid by the holders of preferred stock, or the holders of any other types of securities that we may issue. While we currently expect to incur leverage in the amount of approximately 33% to 40% of our total assets (i.e., $0.33 to $0.40 of leverage for every $1 of assets) over the next 12 months of operations, the type (i.e., preferred stock, bonds, bank debt, etc.) and timing of debt to be issued over the next 12 months of operations has not been determined, and may not occur. The base management fee referenced in the table above represents the estimated annualized fee based on our October 31, 2025 NAV of $153.0 million and $115.9 million of paid-in capital on outstanding preferred stock. The estimated base management fee used for the calculation in the table above differs from the actual amount incurred for the year ended October 31, 2025. See “—Note 3 Related Party Transactions”.
(5)    We have agreed to pay OFS Advisor, as compensation under the Investment Advisory Agreement, a quarterly incentive fee equal to 20% of our “Pre-Incentive Fee Net Investment Income” for the immediately preceding quarter, subject to a quarterly preferred return, or hurdle, of 2.00% of our NAV (8.00% annualized) and a catch-up feature. Pre-Incentive Fee Net Investment Income includes accrued income that we have not yet received in cash. No incentive fee is payable to OFS Advisor on realized capital gains. The incentive fee is paid to OFS Advisor as follows:
•no incentive fee in any calendar quarter in which our Pre-Incentive Fee Net Investment Income does not exceed the hurdle of 2.00% of our NAV;
•100% of our Pre-Incentive Fee Net Investment Income with respect to that portion of such Pre-Incentive Fee Net Investment Income, if any, that exceeds the hurdle but is less than 2.50% of our NAV in any calendar quarter (10.00% annualized). We refer to this portion of our Pre-Incentive Fee Net Investment Income (which exceeds the hurdle but is less than 2.50% of our NAV) as the “catch-up.” The “catch-up” is meant to provide OFS Advisor with 20% of our Pre-Incentive Fee Net Investment Income as if a hurdle did not apply if Pre-Incentive Fee Net Investment Income meets or exceeds 2.50% of our NAV in any calendar quarter; and
•20% of the amount of our Pre-Incentive Fee Net Investment Income, if any, that exceeds 2.50% of our NAV in any calendar quarter (10.00% annualized) is payable to OFS Advisor (that is, once the hurdle is reached and the catch-up is achieved, 20% of all Pre-Incentive Fee Net Investment Income thereafter is paid to OFS Advisor).
The estimated incentive fees in the table above assume that incentive fees we incur during the next twelve months remain consistent with the actual incentive fees incurred by us during the year ended October 31, 2025. Actual portfolio yields, which directly impact incentive fees, may significantly differ in the future. See “—Note 3 Related Party Transactions”.
(6)    The estimated “interest payments on borrowed funds” represents annualized dividends to be paid on our $115.9 million of outstanding preferred stock as of October 31, 2025. It also includes amortization of deferred underwriting discounts, commissions, and offering expenses related to our outstanding preferred stock. This amount differs from the actual interest expense incurred during the year ended October 31, 2025. We may incur, directly or indirectly, through one or more special purpose vehicles, indebtedness for borrowed money, as well as leverage in the form of preferred stock and other structures and instruments, in significant amounts and on terms that OFS Advisor and our Board deem appropriate, subject to applicable limitations under the 1940 Act. Any such borrowings do not include embedded or inherent leverage in CLO structures in which we invest or intend to invest or in derivative instruments in which we may invest. Our borrowing costs would increase in the event that we were to borrow additional money. In the event that we were to issue additional shares of preferred stock, the base management fee as a percentage of our net assets attributable to common stock would increase.
(7)    The estimated “other expenses” assumes that other expenses we incur during the next twelve months remain consistent with the actual amounts incurred during the year ended October 31, 2025. “Other expenses” includes our overhead expenses, including services under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by OFS Capital Services, LLC, our administrator and an affiliate of OFS Advisor. “Other expenses” also includes ongoing administrative expenses to our independent accountants, legal counsel and compensation of independent directors.
(8)    “Total annual expenses” is presented as a percentage of net assets attributable to common stockholders, because the holders of shares of our common stock will bear all of our fees and expenses, all of which are included in this fee table presentation. The indirect expenses that will be associated with our CLO equity investments are not included in the fee table presentation, but if such expenses were included in the fee table presentation, then our total annual expenses would have been 25.97%.

Management Fees [Percent]																3.08%
Interest Expenses on Borrowings [Percent]																5.61%
Incentive Fees [Percent]																3.69%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]																2.24%
Total Annual Expenses [Percent]																14.62%
Expense Example [Table Text Block]
Example*
The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in us. In calculating the following expense amounts, we assumed we would maintain the leverage as set forth above and that our operating expenses would remain at the levels set forth in the table above.

	1 Year	3 Year	5 Year	10 Year
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return	$106	$300	$471	$818
*The example should not be considered a representation of future returns or expenses, and actual returns and expenses may be greater or less than those shown. While the example assumes a 5.0% annual return, our performance will vary and may result in a return greater or less than 5.0%. The incentive fee under the Investment Advisory Agreement, assuming a 5.0% annual return, would either not be payable or would have an insignificant impact on the expense amounts shown above, and is therefore not included in the example. Also, while the example assumes reinvestment of all dividends at net asset value, participants in our dividend reinvestment plan will receive a number of shares of our common stock, determined by dividing the total dollar amount of the dividend payable to a participant by ninety-five percent (95%) the market price per share of our common stock at the close of trading on the dividend payment date, which may be at, above or below net asset value. See “—Distribution Reinvestment Plan” for additional information regarding our dividend reinvestment plan.

Expense Example, Year 01																$ 106
Expense Example, Years 1 to 3																300
Expense Example, Years 1 to 5																471
Expense Example, Years 1 to 10																$ 818
Basis of Transaction Fees, Note [Text Block]																The expenses of the DRIP are included in “other expenses.” The plan administrator’s fees are paid by us. There are no brokerage charges or other charges to stockholders who participate in the plan except that, if a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.10 per share brokerage commission from the proceeds. See “—Distribution Reinvestment Plan”.
Other Transaction Fees, Note [Text Block]																The prospectus supplement corresponding to each offering will disclose the applicable offering expenses and total stockholder transaction expenses as a percentage of the offering price.
Other Expenses, Note [Text Block]																ther expenses” assumes that other expenses we incur during the next twelve months remain consistent with the actual amounts incurred during the year ended October 31, 2025. “Other expenses” includes our overhead expenses, including services under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by OFS Capital Services, LLC, our administrator and an affiliate of OFS Advisor. “Other expenses” also includes ongoing administrative expenses to our independent accountants, legal counsel and compensation of independent directors.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Class and Year	Total Amount Outstanding(1)	Asset Coverage Per $1,000(2)	Asset Coverage Per Unit(3)	Involuntary Liquidation Preference Per Unit(4)	Average Market Value Per Unit(5)
6.875% Series A Term Preferred Stock(6)
October 31, 2022	$—	$—	$—	$—	N/A
October 31, 2021	21,316,500	3,148	78.71	25.00	$25.15
October 31, 2020	21,316,500	2,946	73.64	25.00	23.72
October 31, 2019	21,316,500	3,151	78.78	25.00	25.46

6.60% Series B Term Preferred Stock(7)
October 31, 2024	—	—	—	—	N/A
October 31, 2023	3,000,000	2,878	71.95	25.00	N/A
October 31, 2022	3,000,000	2,472	61.80	25.00	N/A
October 31, 2021	3,000,000	3,148	78.71	25.00	N/A

6.125% Series C Term Preferred Stock
October 31, 2025	23,000,000	2,320	58.01	25.00	24.78
October 31, 2024	23,000,000	2,635	65.87	25.00	24.06
October 31, 2023	23,000,000	2,878	71.95	25.00	23.29
October 31, 2022	23,000,000	2,472	61.80	25.00	24.79
October 31, 2021	23,000,000	3,148	78.71	25.00	25.22

6.00% Series D Term Preferred Stock
October 31, 2025	3,000,000	2,320	58.01	25.00	N/A
October 31, 2024	3,000,000	2,635	65.87	25.00	N/A
October 31, 2023	3,000,000	2,878	71.95	25.00	N/A
October 31, 2022	3,000,000	2,472	61.80	25.00	N/A
October 31, 2021	3,000,000	3,148	78.71	25.00	N/A

5.25% Series E Term Preferred Stock
October 31, 2025	35,000,000	2,320	58.01	25.00	24.06
October 31, 2024	35,000,000	2,635	65.87	25.00	22.98
October 31, 2023	35,000,000	2,878	71.95	25.00	22.38
October 31, 2022	35,000,000	2,472	61.80	25.00	23.99

7.875% Series F Term Preferred Stock
October 31, 2025	29,900,000	2,320	58.01	25.00	24.93
October 31, 2024	29,900,000	2,635	65.87	25.00	24.94

8.00% Series G Term Preferred Stock
October 31, 2025	25,000,000	2,320	58.01	25.00	N/A
(1) Total amount of each class of senior securities outstanding at the end of the period presented.
(2) The asset coverage ratio for a class of senior securities representing indebtedness is calculated as the total assets, less all liabilities and indebtedness not represented by senior securities, divided by the aggregate amount of outstanding senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per $1,000.”
(3) The Asset Coverage Per Unit is expressed in terms of a ratio per share of the aggregate amount of outstanding senior securities. When expressing in terms of dollar amounts per share, the asset coverage ratio is multiplied by the involuntary liquidation preference per unit of $25.
(4) The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it.
(5) Average market value per unit for the Series C Term Preferred Stock, Series E Term Preferred Stock and Series F Term Preferred Stock represent the average of the daily closing prices as reported on The Nasdaq Capital Market during the period presented. Not applicable to the Series A Term Preferred Stock, Series B Term Preferred Stock, Series D Term Preferred Stock and Series G Term Preferred Stock because these senior securities are not registered for public trading or are fully redeemed.
(6) On December 10, 2021, all outstanding shares of the Series A Term Preferred Stock were redeemed at 100% of their principal amount ($25 per share), plus the accrued and unpaid dividends through December 9, 2021. The total amount of the redemption, plus accrued dividends, was $21,353,138.
(7) On November 19, 2023, all outstanding shares of the Series B Term Preferred Stock were redeemed at 100% of their principal amount ($25 per share), plus accrued and unpaid dividends through November 18, 2023. The total amount of the redemption, plus accrued dividends, was $3,009,900.

Senior Securities, Note [Text Block]																Senior Securities Tables Information about the Company’s senior securities is shown in the following table as of the end of the year for each of the dates noted:
Senior Securities Averaging Method, Note [Text Block]																Average market value per unit for the Series C Term Preferred Stock, Series E Term Preferred Stock and Series F Term Preferred Stock represent the average of the daily closing prices as reported on The Nasdaq Capital Market during the period presented. Not applicable to the Series A Term Preferred Stock, Series B Term Preferred Stock, Series D Term Preferred Stock and Series G Term Preferred Stock because these senior securities are not registered for public trading or are fully redeemed.
Senior Securities Headings, Note [Text Block]																Total amount of each class of senior securities outstanding at the end of the period presented.The Asset Coverage Per Unit is expressed in terms of a ratio per share of the aggregate amount of outstanding senior securities. When expressing in terms of dollar amounts per share, the asset coverage ratio is multiplied by the involuntary liquidation preference per unit of $25.The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it.Average market value per unit for the Series C Term Preferred Stock, Series E Term Preferred Stock and Series F Term Preferred Stock represent the average of the daily closing prices as reported on The Nasdaq Capital Market during the period presented. Not applicable to the Series A Term Preferred Stock, Series B Term Preferred Stock, Series D Term Preferred Stock and Series G Term Preferred Stock because these senior securities are not registered for public trading or are fully redeemed.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
The Company’s primary investment objective is to generate current income, with a secondary objective to generate capital appreciation. Under normal market conditions, the Company invests at least 80% of its assets in floating rate credit instruments and other structured credit investments, including: (i) collateralized loan obligation (“CLO”) debt and subordinated (i.e., residual or equity) securities; (ii) traditional corporate credit investments, including leveraged loans and high yield bonds; (iii) opportunistic credit investments, including stressed and distressed credit situations and long/short credit investments; and (iv) other credit-related instruments, which include securities issued by other securitization vehicles, such as credit-linked notes and collateralized bond obligations, or “CBOs”, and synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions (“80% Policy”). The 80% Policy is not a fundamental policy of the Company and may be changed by our Board on 60 days’ notice to the Company’s stockholders. The Company defines “credit” to consist primarily of the debt investments and instruments described in its 80% Policy.
The CLOs in which the Company invests are collateralized by portfolios consisting primarily of below investment grade U.S. senior secured loans with a large number of distinct underlying borrowers across various industry sectors. The Company may also invest in financing structures intended to aggregate loans that may be used to form the basis of a CLO vehicle, often provided by the bank that will serve as the placement agent or arranger on a CLO transaction (each, a “Loan Accumulation Facility”).

Risk Factors [Table Text Block]
Note 10. Principal Risks
The following list is not intended to be a comprehensive list of all principal risks associated with the Company. See “Summary of Risk Factors” for additional risks associated with the Company.
Fair Valuation of Our Portfolio Investments. Typically, there will not be a public market, or readily available market quotations, for the type of investments in which the Company invests. As a result, the Company will value these securities at least quarterly, or more frequently as may be required from time to time, at fair value. The Company’s determination of the fair value of its investments, requiring significant management judgment and estimation, has a material impact on its net earnings through the recording of unrealized appreciation or depreciation of investments and may cause its NAV on a given date to materially understate or overstate the value that the Company may ultimately realize on one or more of its investments.
Accretable Yield Estimates of Our CLO Equity Investments. CLO equity securities do not carry a stated coupon and rely on residual cash flows after the payment of debt costs and fund expenses of the CLO. Interest income from investments in CLO equity securities is recognized on the basis of the estimated effective yield to expected redemption utilizing assumed cash flows. The estimated effective yield on our CLO equity investments requires significant management judgment and estimation. Interest income recognized on CLO investments is not contractually due to the Company and may not ultimately be realized in actual cash returns. The ultimate returns of CLO equity securities may be highly dependent on terminal liquidating payments many years after the initial investment period and, accordingly, actual returns cannot be known until the investment is sold or finally liquidates.
Key Personnel Risk. The Company is dependent upon the key personnel of OFS Advisor for its future success.
Conflicts of Interest Risk. The Company’s executive officers and directors, and OFS Advisor and its officers and employees, including the senior investment team, have several conflicts of interest as a result of the other activities in which they engage.
Incentive Fee Risk. The Company’s incentive fee structure may incentivize OFS Advisor to pursue investments on its behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement and to use leverage in a manner that adversely impacts the Company’s performance.
Tax Risks. If the Company fails to qualify for tax treatment as a RIC under the Code for any reason or becomes subject to U.S. federal income tax, the resulting U.S. federal income tax, imposed at corporate rates, could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions.
Distributions and Dividend Risk. The Company may reduce, defer or eliminate its distributions and choose to incur U.S. federal excise tax in order to preserve cash and maintain flexibility.
Stock Dividend Risk. In the past, the Company has historically declared, and may in the future declare, taxable dividends that are payable to its stockholders in cash or in shares of its common stock at the election of stockholders subject to a limitation on the total amount of cash that may be distributed. In addition, if a significant number of the Company’s stockholders determine to sell shares of its stock in order to pay taxes owed on distributions, it may put downward pressure on the trading price of the Company’s stock.
Market Risks. The economic disruption and downturn in the capital markets and the credit markets resulting from the ongoing war between Russia and Ukraine, the escalated armed conflict and heightened regional tensions in the Middle East, the agenda of the U.S. Presidential administration, including the impact of tariff enactment and tax reductions, trade disputes with other countries, instability in the U.S. and international banking systems, the risk of recession or the impact of the prolonged shutdown of U.S. government services may impair the Company’s ability to raise capital, the availability of suitable investment opportunities for the Company and may negatively affect its business.
Events Outside of the Company’s Control. Events outside of the Company’s control, including public health crises, interest rate and inflation rate changes and significant market volatility, have negatively affected, and could continue to negatively affect, its CLO investments and its results of operations.
Non-Diversification Risk. The Company is a non-diversified investment company under the 1940 Act and may hold a narrower range of investments than a diversified fund under the 1940 Act. The Company may also be concentrated in investments issued by a certain collateral managers, which may heighten cross-collateralization risks.
Leverage Risk. The use of leverage, whether directly or indirectly, through investments such as CLO equity or subordinated debt securities may magnify the Company’s risk of loss. CLOs are typically highly leveraged vehicles (typically 9 – 13 times), and therefore the CLO equity and subordinated debt securities in which the Company invests or intends to invest are subject to a higher risk of loss since the use of leverage magnifies losses. Additionally, CLO equity investments are the first-loss positions in these structures.
Risks of Investing in CLOs and Other Structured Finance Securities. CLO and structured finance securities present risks similar to other credit investments, including default (credit), interest rate and prepayment risks. In addition, CLOs and other structured finance securities are typically governed by a complex series of legal documents and contracts, which increases the possibility of disputes over the interpretation and enforceability of such documents. For example, some documents governing the loans underlying our CLO investments may allow for “priming transactions,” in connection with which majority lenders or debtors can amend loan documents to the detriment of other lenders, amend loan documents in order to move collateral, or amend documents in order to facilitate capital outflow to other parties/subsidiaries in a capital structure, any of which may adversely affect the rights and security priority of the CLOs in which the Company is invested. In addition, a collateral manager or trustee of a CLO may not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. CLOs are also leveraged vehicles and are subject to leverage risk.
Risks of Investing in the Subordinated or Equity Tranche of CLOs. The Company may invest in the subordinated notes that comprise a CLO’s equity tranche, which are junior in priority of payment and are subject to certain payment restrictions generally set forth in an indenture governing the notes. In addition, CLO equity and subordinated notes generally do not benefit from any creditors’ rights or ability to exercise remedies under the indenture governing the notes. The subordinated notes are not guaranteed by another party. Subordinated notes are subject to greater risk than the secured notes issued by the CLO. CLOs are typically highly levered, typically utilizing 9 – 13 times leverage, and therefore the CLO equity and subordinated debt securities in which the Company invests or intends to invest are subject to a higher risk of loss. There can be no assurance that distributions on the assets held by the CLO will be sufficient to make any distributions or that the yield on the subordinated notes will meet the Company’s expectations.
First Loss Risk of CLO Equity and Subordinated Securities. CLO equity and subordinated debt securities that the Company may acquire are subordinated to more senior tranches of CLO debt. If a CLO breaches a covenant, excess cash flow that would otherwise be available for distribution to the CLO equity tranche investors is diverted to prepay CLO debt investors in order of seniority until such time as the covenant breach is cured. If the covenant breach is not or cannot be cured, the CLO equity investors (and potentially other debt tranche investors) may experience a partial or total loss of their investment. For this reason, CLO equity investors are often referred to as being in a first loss position. CLO equity and subordinated debt securities are subject to increased risks of default relative to the holders of superior priority interests in the same securities. Though not exclusively, the Company will typically be in a first loss or subordinated position with respect to realized losses on the assets of the CLOs in which it is invested.
CLO Rating Downgrade Risk. Ratings agencies have undergone, and may in the future undergo, reviews of CLO tranches and their broadly syndicated loans due to disruptions on the economic market. Such reviews have, in some cases, resulted in downgrades of broadly syndicated loans. Downgrades by rating agencies of broadly syndicated loans could adversely impact the financial performance of the CLO vehicles in which the Company has invested and their ability to pay equity distributions to the Company in the future.
High Yield Investment Risks. The CLO equity and subordinated debt securities that the Company will acquire are typically unrated or rated below investment grade and are therefore considered “high yield” or “junk” securities and are considered speculative with respect to timely payment of distributions or interest and reinvestment or repayment of principal. The senior secured loans and other credit-related assets underlying CLOs are also typically high yield investments that are below investment grade. Investing in CLO equity and subordinated debt securities and other high yield investments involves greater credit and liquidity risk than investment grade obligations, which may adversely impact the Company’s performance. High-yield investments, including collateral held by CLOs in which the Company invests, generally have limited liquidity. As a result, prices of high-yield investments have at times experienced significant and rapid decline when a substantial number of holders (or a few holders of a significantly large “block” of the securities) decide to sell. In addition, the Company (or the CLOs in which it invests) may have difficulty disposing of certain high-yield investments because there may be a thin trading market for such securities.
Limited Investment Opportunities Risk. The market for CLO securities is more limited than the market for other credit related investments. Sufficient investment opportunities for the Company’s capital may not be available.
Interest Rate Risk. The price of certain of the Company’s investments may be significantly affected by changes in interest rates. Although senior secured loans are generally floating rate instruments, the Company’s investments in senior secured loans through CLOs are sensitive to interest rate levels and volatility. Although CLOs are generally structured to mitigate the risk of interest rate mismatch, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO equity investors, and may in turn adversely affect the Company’s cash flows and results of operations. In addition, changes in interest rate spreads can have a material impact the Company’s investment income, cost of funding and the valuation of its investment portfolio.
Credit Risk. If (1) a CLO in which the Company invests, (2) an underlying asset of any such CLO or (3) any other type of credit investment in the Company’s portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status, the Company’s income, NAV and/or market price may be adversely impacted.
Prepayment Risk. The assets underlying the CLO securities in which the Company invests are subject to prepayment by the underlying corporate borrowers. In addition, the CLO securities and related investments in which it invests are subject to prepayment risk. The Company’s investment performance may be adversely impacted if the Company, or a CLO collateral manager of a CLO in which the Company invests, is unable to reinvest prepaid amounts in a new investment with an expected rate of return at least equal to that of the investment repaid or in a short time period following prepayment.
Liquidity Risks. To the extent the Company invests in illiquid instruments, it may not be able to sell such investments at prices that reflect its assessment of their fair value or the amount paid for such investments by it. Specifically, the subordinated or equity tranche CLO securities the Company intends to acquire are illiquid investments and subject to extensive transfer restrictions, and no party is under any obligation to make a market for subordinated notes. At times, there may be no market for subordinated notes, and the Company may not be able to sell or otherwise transfer subordinated notes at their fair value, or at all, in the event that it determines to sell them.
Counterparty Risks. The Company may be exposed to counterparty risk, which could make it difficult for it or the CLOs in which it invests to collect on obligations, thereby resulting in potentially significant losses.
Loan Accumulation Facilities Risk. Investments in loan accumulation facilities, which acquire loans on an interim basis that are expected to form part of a CLO, may expose the Company to market, credit and leverage risks. In particular, in the event a planned CLO is not consummated, or the loans held in a loan accumulation facility are not eligible for purchase by the CLO, the Company may be responsible for either holding or disposing of the loans. This could expose the Company primarily to credit and/or mark-to-market losses and other risks. Investments in Loan Accumulation Facilities face other risks similar to CLO equity investments.
Currency Risk. Although the Company intends to primarily make investments denominated in U.S. dollars, it may make investments denominated in other currencies. The Company’s investments denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar.
Risks Related to an Investment in Our Securities. The following are risks related to investments in the Company’s securities:
•Shares of closed-end management investment companies, including the Company, have in the past frequently traded at discounts to their net asset values and have traded at or near historic lows as a result of concerns over liquidity, leverage restrictions and distribution requirements. The Company cannot assure that the market price of shares of its common stock will not decline below its net asset value per share.
•The Company’s common stock price may be volatile and may decrease substantially.
•Any amounts that the Company uses to service its preferred dividends, or that it uses to redeem its preferred stock, will not be available for distributions to its common stockholders.
•The Company’s common stock is subject to a risk of subordination relative to holders of its debt instruments and holders of its preferred stock.
•Holders of the Company’s preferred stock have the right to elect two members of the Company’s Board and class voting rights on certain matters.
SUMMARY RISK FACTORS
The risk factors described below are a summary of the principal risk factors associated with an investment in the Company. These are not the only risks we face. You should carefully consider these risk factors, together with the risk factors set forth in our prospectus, as supplemented from time to time, and the other reports and documents filed by us with the SEC. Specifically, see “Risk Factors” in our prospectus filed with the SEC on May 24, 2024 (the “Base Prospectus”).
Risks Related to Our Business and Structure
•Our investment portfolio is recorded at fair value and OFS Advisor, our “valuation designee,” determines the fair value of our investments in good faith pursuant to Rule 2a-5 under the 1940 Act. As a result, there will be uncertainty as to the value of our portfolio investments, and the participation of OFS Advisor’s professionals in our valuation process could result in a conflict of interest.
•Our financial condition and results of operations depend on OFS Advisor’s ability to effectively manage and deploy capital.
•We are dependent upon OFS senior professionals for our future success and upon their access to the investment professionals
•and partners of OFSAM and its affiliates.
•OFS Advisor and OFS Services each has the right to resign on 60 days’ notice, and we may not be able to find a suitable replacement within that time, resulting in a disruption in our operations that could adversely affect our financial condition, business and results of operations.
•Our incentive fee structure may incentivize OFS Advisor to make certain investments, including speculative investments, use leverage when it may be unwise to do so, refrain from de-levering when it would otherwise be appropriate to do so, or include optimistic assumptions in the determination of net investment income.
•We may be obligated to pay OFS Advisor incentive compensation even if we incur a loss.
•We may pay an incentive fee on income we do not receive in cash.
•The Investment Advisory Agreement and the Administration Agreement were not negotiated on an arm’s length basis and may not be as favorable to us as if they had been negotiated with an unaffiliated third party.
•Our Board may change our operating policies and strategies without stockholder approval, the effects of which may be adverse.
•We will be subject to U.S. federal income tax imposed at corporate rates if we are unable to maintain our tax treatment as a RIC.
•There is a risk that holders of our equity securities may not receive distributions or that our distributions may not grow or may be reduced over time.
•Because we expect to distribute substantially all of our ordinary income and net realized capital gains to our stockholders, we may need additional capital to finance our growth and such capital may not be available on favorable terms or at all.
•Events outside of our control, including public health crises, rapidly changing interest and inflation rates and significant market volatility, have negatively affected, and could continue to negatively affect, our CLO investments and our results of operations.
•Global economic, political and market conditions may adversely affect our business, ability to secure debt financing, results of operations and financial condition, including our revenue growth and profitability.
•Adverse developments in the credit markets may impair our ability to secure debt financing.
•We are a non-diversified management investment company within the meaning of the 1940 Act, and therefore we are not limited with respect to the proportion of our assets that may be invested in securities of a single issuer.
•Significant stockholders may control the outcome of matters submitted to our stockholders or adversely impact the market price of our securities.
•Our ability to enter into transactions with our affiliates is restricted, which may limit the scope of investments available to us.
•We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.
•We may enter into reverse repurchase agreements, which are another form of leverage.
•Regulations governing our operation as a registered closed-end management investment company affect our ability to raise additional capital and the way in which we do so. Raising debt capital may expose us to risks, including the typical risks associated with leverage.
•We incur significant costs as a result of being a publicly traded company.
•Further downgrades of the U.S. credit rating, impending automatic spending cuts or a government shutdown could negatively impact our liquidity, financial condition and earnings.
•Cybersecurity risks and cyber incidents may adversely affect our business or the business of CLO vehicles in which we invest and CLO Portfolio Companies by causing a disruption to our operations or the operations of CLO vehicles in which we invest and CLO Portfolio Companies, a compromise or corruption of our confidential information or the confidential information of
CLO vehicles in which we invest and CLO Portfolio Companies and/or damage to our business relationships or the business relationships of CLO vehicles in which we invest and CLO Portfolio Companies, all of which could negatively impact the business, financial condition and operating results of us or CLO vehicles in which we invest and CLO Portfolio Companies.
•We are subject to risks associated with artificial intelligence and machine learning technology.
Risks Related to Our Investments
•Investing in senior secured loans indirectly through CLO securities involves particular risks.
•Our investments in CLO securities and other structured finance securities involve certain risks.
•Our investments in subordinated or equity CLO securities are more likely to suffer a loss of all or a portion of their value in the event of a default.
•Our portfolio of investments may lack diversification among CLO securities or underlying obligors, which may subject us to a risk of significant loss if one or more of these CLO securities experience a high level of defaults on collateral.
•Our portfolio is focused on CLO securities, and the CLO securities in which we invest may hold loans that are concentrated in a limited number of industries.
•Failure by a CLO in which we are invested to satisfy certain tests will harm our operating results.
•Negative loan ratings migration may also place pressure on the performance of certain of our investments.
•CLO investments involve complex documentation and accounting considerations, and as a result, the risk of dispute over interpretation or enforceability of the documentation may be higher relative to other types of investments.
•The application of the risk retention rules under Section 941 of the Dodd-Frank Act and other similar European Union and United Kingdom laws to CLOs may have broader effects on the CLO and loan markets in general, potentially resulting in fewer or less desirable investment opportunities for us.
•We are dependent on the collateral managers of the CLOs in which we invest and those CLOs are generally not registered under the 1940 Act.
•We and our investments are subject to interest rate risk.
•Our investments are subject to credit risk.
•Our investments are subject to prepayment risk.
•We are subject to risks associated with defaults on an underlying asset held by a CLO.
•We are subject to risks associated with Loan Accumulation Facilities.
•We are subject to risks associated with the bankruptcy or insolvency of an issuer or borrower of a loan that we hold or of an underlying asset held by a CLO in which we invest.
•Any unrealized depreciation we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution or to make payments on our other obligations.
•Downgrades by rating agencies of broadly syndicated loans could adversely impact the financial performance of the CLO vehicles in which we have invested and their ability to pay equity distributions to the Company in the future.
Risks Related to an Investment in Our Securities
•Our shares of common stock have traded at a discount from NAV and our Series C Term Preferred Stock, Series E Term Preferred Stock and Series F Term Preferred Stock may not trade at favorable prices.
•The market price of our common stock may fluctuate and decrease significantly.
•We will have broad discretion over the use of proceeds of any offering conducted pursuant to a prospectus within the timeframe we have contemplated and will use proceeds in part to satisfy operating expenses.
•If we issue additional preferred stock, the NAV and market value of our common stock will likely become more volatile.
•Any amounts that we use to service our indebtedness or preferred dividends, or that we use to redeem our preferred stock, will not be available for distributions to our common stockholders.
•Holders of any preferred stock we might issue would have the right to elect members of our Board and class voting rights on certain matters.
•You may not receive distributions or our distributions may decline or may not grow over time.
The risk factor entitled “OFS Advisor’s liability is limited under the Investment Advisory Agreement, and we have agreed to indemnify OFS Advisor against certain liabilities, which may lead OFS Advisor to act in a riskier manner on our behalf than it would when acting for its own account.” in the Base Prospectus is replaced in its entirety as follows:
OFS Advisor’s liability is limited under the Investment Advisory Agreement, and we have agreed to indemnify OFS Advisor against certain liabilities, which may lead OFS Advisor to act in a riskier manner on our behalf than it would when acting for its own account.
Under the Investment Advisory Agreement, OFS Advisor does not assume any responsibility to us other than to render the services called for under the Investment Advisory Agreement, and it is not responsible for any action of our Board in following or declining to follow OFS Advisor’s advice or recommendations. OFS Advisor maintains a contractual and fiduciary relationship with us. Under the terms of the Investment Advisory Agreement, OFS Advisor and its affiliates and its and their respective directors, officers, managers, members, employees, partners and shareholders are not liable to us for acts or omissions performed in accordance with and pursuant to the Investment Advisory Agreement, except those resulting from acts constituting willful misfeasance, bad faith, gross negligence or reckless disregard of OFS Advisor’s duties under the Investment Advisory Agreement. In addition, we have agreed to indemnify OFS Advisor and its affiliates and its and their respective directors, officers, managers, members, employees, partners and shareholders from and against all damages, liabilities, costs and expenses (including reasonable legal fees and other amounts reasonably paid in settlement) incurred by such persons arising out of or based on performance by OFS Advisor of its obligations under the Investment Advisory Agreement, except where attributable to willful misfeasance, bad faith, gross negligence or reckless disregard of OFS Advisor’s duties under the Investment Advisory Agreement. These protections may lead OFS Advisor to act in a riskier manner when acting on our behalf than it would when acting for its own account.
The risk factor entitled “Events outside of our control, including public health crises, interest rate and inflation rate changes and significant market volatility, have negatively affected, and could continue to negatively affect, our CLO investments and our results of operations.” in the Base Prospectus is replaced in its entirety as follows:
Events outside of our control, including public health crises, rapidly changing interest and inflation rates and significant market volatility, have negatively affected, and could continue to negatively affect, our CLO investments and our results of operations.
Periods of market volatility may continue to occur in response to changes in interest rates and inflation rates, public health crises, or other events outside of our control. These types of events will continue to lead to disruptions in local, regional, national and global markets and economies, may lead to a recession, and have adversely affected, and will continue to adversely affect, our operating results.
In the recent past, inflation rates and food and energy costs increased, reflecting labor market, supply chain and transportation disruptions. There is significant uncertainty about the future relationship between the United States and other countries with respect to trade policies, treaties and tariffs. These developments may have a material impact on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Beginning in the fall of 2024, the U.S. Federal Reserve lowered interest rates several times, and although the U.S. Federal Reserve has signaled the potential for additional federal funds rate cuts, uncertainty remains regarding their timing and extent, including in response to federal policy.
Any of the foregoing factors, or other cascading effects of changing interest and inflation rates, could materially increase our costs, negatively impact our investment income and damage our results of operations and liquidity position, possibly to a significant degree. These impacts, the duration of which remains uncertain, have affected and will continue to adversely affect the Company’s operating results.
The risk factor entitled “Global economic, political and market conditions may adversely affect our business, ability to secure debt financing, results of operations and financial condition, including our revenue growth and profitability.” in the Base Prospectus is replaced in its entirety as follows:
Global economic, political and market conditions may adversely affect our business, ability to secure debt financing, results of operations and financial condition, including our revenue growth and profitability.
The uncertain state of the global economy, as well as various social, economic and political tensions in both the United States and around the world (including war, terrorist attacks and other forms of conflict), may contribute to increased market volatility, may have long term effects on the United States and worldwide financial markets, and may cause economic uncertainties or deterioration in the United States and worldwide. For example, there is currently geopolitical, economic and financial market instability in the United States, the United Kingdom, the European Union and China, and as a result of the ongoing war between Russia and Ukraine.
In addition, the impact of trade and immigration policies could add to price and wage pressures and may elevate inflation. Any disruptions in the capital markets, as a result of economic, political and market instability (including as a result of the current U.S. Presidential administration, a shutdown of U.S. government services, strikes, work stoppages, labor shortages, labor disputes, supply chain disruptions and accidents), may increase the spread between the yields realized on risk-free and higher risk securities and can result in illiquidity in parts of the capital markets, significant write-offs in the financial sector and re-pricing of credit risk in the broadly syndicated and other credit markets. These and any other unfavorable economic conditions could increase our funding costs, limit our access to the capital markets and result in a decision by lenders not to extend credit to us.
The ongoing war between Russia and Ukraine and the resulting global responses, including economic sanctions by the United States, the European Union and other countries, and the escalated armed conflict and regional tensions in the Middle East have increased, and could continue to increase, volatility and uncertainty in the financial markets and adversely affect regional and global economies. The extent and duration of the ongoing armed conflicts in Ukraine and the Middle East and the repercussions of such conflicts are impossible to predict, but could result in significant market disruptions and may further negatively affect global supply chains, energy prices, inflation and global growth.
The current elevated inflationary environment may continue and some economists predict that the U.S. economy may enter an economic recession. The current economic and financial market instability as well as the risk of recession, may lead to financial institutions limiting their lending activity and refinancing transactions. It may become difficult for us to secure appropriate financing to finance the growth of our investments on acceptable economic terms. Market volatility is also likely to result in borrower defaults and/or restructuring of existing credit arrangements. Major public health incidents may lead to significant economic disruption in the economy of the United States and the economies of other nations. Any such disruption or future pandemics, as well as the generally negative economic impact of such events, may have adverse impacts on our business and our results of operations and financial condition. While certain markets have shown signs of stabilizing, market conditions remain uncertain and a period of deterioration and volatility could re-emerge.
Negative economic trends would also increase the likelihood that major financial institutions or other entities having a significant impact on the financial and credit markets may suffer a bankruptcy or insolvency. In addition, certain industries may feel the impact of such negative economic trends more than others. There is a material possibility that economic activity will be volatile or will slow significantly, and some obligors may be significantly and negatively impacted by these negative economic trends. There can be no assurance that the leveraged finance and CLO markets will not be adversely impacted by future economic downturns or market volatility.
We may also be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution may cause a series of defaults by the other institutions. This is sometimes referred to as “systemic risk” and may adversely affect financial intermediaries with which we interact in the conduct of our business.
Overall uncertainty in the economic environment globally and in the United States may adversely affect our business, ability to secure debt financing, results of operations and financial condition, including our revenue growth and profitability. We continuously monitor developments and seek to manage our investments in a manner consistent with achieving our investment objective, but there can be no assurance that we will be successful in doing so.
The risk factor entitled “Adverse developments in the credit markets may impair our ability to secure debt financing.” in the Base Prospectus is replaced in its entirety as follows:
Adverse developments in the credit markets may impair our ability to secure debt financing.
Economic recessions or downturns may result in a prolonged period of market illiquidity, which could have a material adverse effect on our business, financial condition and results of operations. In past economic downturns, such as the financial crisis in the United States that began in mid-2007 and during other times of extreme market volatility, many commercial banks and other financial institutions stopped lending or significantly curtailed their lending activity. In addition, in an effort to stem losses and reduce their exposure to segments of the economy deemed to be high risk, some financial institutions limited routine refinancing and loan modification transactions and even reviewed the terms of existing facilities to identify bases for accelerating the maturity of existing lending facilities. In the event of a market downturn or recession, it may be difficult for us to obtain desired financing to finance the growth of our investments on acceptable economic terms, or at all.
Previous economic downturns have resulted in, among other things, increased draws by borrowers on revolving lines of credit and increased requests by borrowers for amendments, modifications and waivers of their credit agreements to avoid default or changed payment terms, increased defaults by such borrowers and/or increased difficulty in obtaining refinancing at the maturity dates of their loans. In addition, the duration and effectiveness of responsive measures implemented by governments and central banks to slow the effects of economic downturns cannot be predicted. The commencement, continuation, or cessation of government and central bank policies and economic stimulus programs, including changes in monetary policy involving interest rate adjustments or governmental policies, may contribute to the development of, or result in an increase in, market volatility, illiquidity and other adverse effects that could negatively impact the credit markets and us.
If we are unable to consummate credit facilities on commercially reasonable terms, our liquidity may be reduced significantly. If we are unable to repay amounts outstanding under any facility we may enter into and are declared in default or are unable to renew or refinance any such facility, it would limit our ability to initiate significant originations or to operate our business in the normal course. These situations may arise due to circumstances that we may be unable to control, such as inaccessibility of the credit markets, a severe decline in the value of the U.S. dollar, an economic downturn or an operational problem that affects third parties or us, and could materially damage our business. Moreover, we are unable to predict when economic and market conditions may be favorable or if adverse conditions in particular sectors of the financial markets could adversely impact our business.
The risk factor entitled “Our ability to enter into transactions with our affiliates is restricted, which may limit the scope of investments available to us.” in the Base Prospectus is replaced in its entirety as follows:
Our ability to enter into transactions with our affiliates is restricted, which may limit the scope of investments available to us.
Registered investment companies generally are prohibited under the 1940 Act from knowingly participating in certain transactions with their affiliates without the prior approval of the SEC. Those transactions include purchases and sales, and so-called “joint” transactions, in which a registered investment company and one or more of its affiliates engage in certain types of profit-making activities. Any person that owns, directly or indirectly, five percent or more of a registered investment company’s outstanding voting securities will be considered an affiliate of the registered investment company for purposes of the 1940 Act, and a registered investment company generally is prohibited from engaging in purchases or sales of assets or joint transactions with such affiliates, absent the prior approval of the SEC. Additionally, without the approval of the SEC, a registered investment company is prohibited from engaging in purchases or sales of assets or joint transactions with the registered investment company’s officers, directors, and employees, and advisor (and its affiliates).
Registered investment companies may, however, invest alongside certain affiliates in certain circumstances where doing so is consistent with current law and SEC staff interpretations. For example, a registered investment company may invest alongside such affiliates consistent with guidance promulgated by the SEC staff permitting the registered investment company and such other accounts to purchase interests in privately placed securities so long as certain conditions are met, including that the registered investment company’s advisor, acting on the registered investment company’s behalf and on behalf of other clients, negotiates no term other than price. Co-investment with such other accounts is not permitted or appropriate under this guidance when there is an opportunity to invest in different securities of the same issuer or where the different investments could be expected to result in a conflict between the registered investment company’s interests and those of other accounts.
On August 4, 2020, we received the Order from the SEC, which superseded our prior co-investment exemptive order issued on October 12, 2016, and which permits us greater flexibility to enter into co-investment transactions. The Order permits us to co-invest in portfolio companies with certain other funds managed by OFS Advisor or investment advisers controlling, controlled by, or under common control with OFS Advisor provided we comply with certain conditions. Pursuant to the Order, we are generally permitted to co-invest with such funds if a “required majority” (as defined in Section 57(o) of the 1940 Act) of our independent directors make certain conclusions in connection with a co-investment transaction, including that: (1) the terms of the transactions, including the consideration to be paid, are reasonable and fair to us and our stockholders and do not involve overreaching of us or our stockholders on the part of any person concerned; (2) the transaction is consistent with the interests of our stockholders and is consistent with our investment objective and strategies; (3) the investment by our affiliates would not disadvantage us, and our participation would not be on a basis different from or less advantageous than on which our affiliates are investing; and (4) the proposed investment by us would not benefit OFS Advisor, other affiliates that are participating in the investment, or any affiliated person of any of them (other than parties to the transaction), except to the extent permitted by the exemptive relief and applicable law, including the limitations set forth in Section 57(k) of the 1940 Act.
In addition, we may file a new application for exemptive relief that, if granted, would supersede our existing Order and permit us to co-invest pursuant to a different set of conditions than those in our existing Order. However, if filed, there is no guarantee that such application will be granted.
When we invest alongside OFSAM Holdings and its affiliates or their respective other clients, OFS Advisor will, to the extent consistent with applicable law, regulatory guidance, and/or the Order, allocate investment opportunities in accordance with its allocation policy. Under this allocation policy, if two or more investment vehicles with similar or overlapping investment strategies are in their investment periods, an available opportunity will be allocated based on the provisions governing allocations of such investment opportunities in the relevant organizational, offering or similar documents, if any, for such investment vehicles. In the absence of any such provisions, OFS Advisor will consider the following factors and the weight that should be given with respect to each of these factors:
•investment guidelines and/or restrictions, if any, set forth in the applicable organizational, offering or similar documents for the investment vehicles;
•status of tax restrictions and tests and other regulatory restrictions and tests;
•risk and return profile of the investment vehicles;
•suitability/priority of a particular investment for the investment vehicles;
•if applicable, the targeted position size of the investment for the investment vehicles;
•level of available cash for investment with respect to the investment vehicles;
•total amount of funds committed to the investment vehicles; and
•the age of the investment vehicles and the remaining term of their respective investment periods, if any.
When not relying on the Order, priority as to opportunities will generally be given to accounts that are in their “ramp-up” period, or the period during which the account has yet to reach sufficient scale such that its investment income covers its operating expenses, over the accounts that are outside their ramp-up period but still within their investment or re-investment periods. However, application of one or more of the factors listed above, or other factors determined to be relevant or appropriate, may result in the allocation of an investment opportunity to a fund no longer in its ramp-up period over a fund that is still within its ramp-up period.
In situations where co-investment with other accounts is not permitted or appropriate, OFS Advisor will need to decide which account will proceed with the investment. The decision by OFS Advisor to allocate an opportunity to another entity could cause us to forego an investment opportunity that we otherwise would have made. These restrictions, and similar restrictions that limit our ability to transact business with our officers or directors or their affiliates, may limit the scope of investment opportunities that would otherwise be available to us.
The risk factor entitled “We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.” in the Base Prospectus is replaced in its entirety as follows:
We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.
We may incur, directly or indirectly, through one or more special purpose vehicles, indebtedness for borrowed money, as well as leverage in the form of derivative transactions, preferred stock and other structures and instruments, in significant amounts and on terms that OFS Advisor and our Board deem appropriate, subject to applicable limitations under the 1940 Act. Any such borrowings do not include embedded or inherent leverage in the CLO structures in which we intend to invest or in derivative instruments in which we may invest. Such leverage may be used for the acquisition and financing of our investments, to pay fees and expenses and for other purposes. Any such leverage we incur may be secured and/or unsecured and senior and/or subordinated. Moreover, CLOs by their very nature are leveraged vehicles. Accordingly, there may be a layering of leverage in our overall structure.
Leverage creates risks which may adversely affect the return for the holders of shares of our common stock, including:
•The likelihood of greater volatility of NAV and market price of shares of our common stock;
•Fluctuations in the interest rates on borrowings and short-term debt;
•Increased operating costs, which may reduce our total return to the holders of shares of our common stock;
•The fees and expenses attributed to leverage, including all offering and operating expenses relating to any preferred stock, will be borne by holders of shares of our common stock; and
•The potential for a decline in the value of an investment acquired through leverage while our obligations under such leverage remain fixed.
The more leverage is employed, the more likely a substantial change will occur in our NAV. Accordingly, any event that adversely affects the value of an investment would be magnified to the extent leverage is utilized. For instance, any decrease in our income would cause net income to decline more sharply than it would have had we not borrowed. Such a decline could also negatively affect our ability to make dividend payments on shares of our common stock. Leverage is generally considered a speculative investment technique. Our ability to service any debt that we incur will depend largely on our financial performance and will be subject to prevailing economic conditions and competitive pressures. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if our investments were not leveraged.
As a registered closed-end management investment company, we are generally required to meet certain asset coverage ratios, defined under the 1940 Act, with respect to any senior securities. With respect to senior securities representing indebtedness (i.e., borrowings or deemed borrowings), other than temporary borrowings as defined under the 1940 Act, we are required to have an asset coverage ratio of at least 300%, as measured at the time of borrowing and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness. With respect to senior securities that are stocks (i.e., shares of preferred stock, including our Series C Term Preferred Stock, Series D Term Preferred Stock, Series E Term Preferred Stock, Series F Term Preferred Stock and Series G Term Preferred Stock), we are required to have an asset coverage ratio of at least 200%, as measured at the time of the issuance of any such shares of preferred stock and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding shares of preferred stock. As of October 31, 2025, we had $23.0 million of the Series C Term Preferred Stock principal outstanding with a preferred distribution rate equal to 6.125% per annum issued in April 2021, $3.0 million of the Series D Term Preferred Stock principal outstanding with a preferred distribution rate equal to 6.00% per annum issued in June 2021, $35.0 million of the Series E Term Preferred Stock principal outstanding with a preferred distribution rate equal to 5.25% per annum issued in December 2021, $29.9 million of the Series F Term Preferred Stock principal outstanding with a preferred distribution rate equal to 7.875% per annum issued in October 2024, and $25.0 million of the Series G Term Preferred Stock principal outstanding with a preferred distribution rate equal to 8.00% per annum issued in April 2025.
If our asset coverage ratio declines below 300% (or 200%, as applicable), we would not be able to incur additional debt or issue additional preferred stock and could be required by law to sell a portion of our investments to repay some debt when it is disadvantageous to do so, which could have a material adverse effect on our operations, and we would not be able to make certain distributions or pay dividends. The amount of leverage that we employ will depend on OFS Advisor’s and our Board’s assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us.
In addition, any debt facility into which we may enter would likely impose financial and operating covenants that restrict our business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our status as a RIC under Subchapter M of the Code.
The risk factor entitled “Regulations governing our operation as a registered closed-end management investment company affect our ability to raise additional capital and the way in which we do so. Raising debt capital may expose us to risks, including the typical risks associated with leverage.” in the Base Prospectus is replaced in its entirety as follows:
Regulations governing our operation as a registered closed-end management investment company affect our ability to raise additional capital and the way in which we do so. Raising debt capital may expose us to risks, including the typical risks associated with leverage.
We may in the future issue debt securities or additional preferred stock and/or borrow money from banks or other financial institutions, which we refer to collectively as “senior securities,” up to the maximum amount permitted by the 1940 Act. Under the provisions of the 1940 Act, we are permitted, as a registered closed-end management investment company, to issue senior securities provided we meet certain asset coverage ratios (i.e., 300% for senior securities representing indebtedness and 200% in the case of the issuance of preferred stock under current law). If the value of our assets declines, we may be unable to satisfy this test. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness (including by redeeming shares of our Series C Term Preferred Stock, our Series D Term Preferred Stock, our Series E Term Preferred Stock, our Series F Term Preferred Stock, our Series G Term Preferred Stock, or of a portion of any future series of preferred stock or notes that may be outstanding) at a time when such sales may be disadvantageous. Also, any amounts that we use to service our indebtedness would not be available for distributions to our stockholders.
The risk factor entitled “Changes in laws or regulations governing our business, or changes in the interpretations thereof, may adversely affect our business, results of operations or cause us to alter our business strategy.” in the Base Prospectus is replaced in its entirety as follows:
Changes in laws or regulations governing our business, or changes in the interpretations thereof, may adversely affect our business, results of operations or cause us to alter our business strategy.
We, the CLO vehicles in which we invest, and the portfolio companies whose securities are held by such CLO vehicles (the “CLO Portfolio Companies”) will be subject to applicable local, state and federal laws and regulations, including, without limitation, federal securities laws and regulations. These laws and regulations, including applicable accounting standards, as well as their interpretation, may change from time to time, including as the result of directives from the U.S. President and others in the executive branch and new laws, regulations, accounting standards and interpretations may also come into effect. As a result of the 2024 U.S. presidential election, one political party currently controls both the executive and legislative branches of government, which increases the likelihood that legislation may be adopted that could significantly affect the regulation of U.S. financial markets. Regulatory changes could result in greater competition from banks and other lenders with which we compete for lending and other investment opportunities. The United States may also potentially withdraw from or renegotiate various trade agreements and take other actions that would change current trade policies of the United States. This could impose greater costs on all sectors and on financial services companies in particular and could have a material adverse effect on our business. Thus, any such changes, if they occur, could have a material adverse effect on our results of operations and the value of your investment. See also, “—The application of the risk retention rules under Section 941 of the Dodd-Frank Act and other similar European Union and United Kingdom laws to CLOs may have broader effects on the CLO and loan markets in general, potentially resulting in fewer or less desirable investment opportunities for us.”
In addition, in June 2024, the U.S. Supreme Court reversed its longstanding approach under the Chevron doctrine, which provided for judicial deference to regulatory agencies. As a result of this decision, we cannot be sure whether there will be increased challenges to existing agency regulations or how lower courts will apply the decision in the context of other regulatory schemes without more specific guidance from the U.S. Supreme Court. For example, the U.S. Supreme Court's decision could significantly impact consumer protection, advertising, privacy, artificial intelligence, anti-corruption and anti- money laundering practices and other regulatory regimes with which we are required to comply. Any such regulatory developments could result in uncertainty about and changes in the ways such regulations apply to us, and may require additional resources to ensure our continued compliance. We cannot predict which, if any, of these actions will be taken or, if taken, their effect on the financial stability of the United States. Such actions could have a significant adverse effect on our business, financial condition and results of operations.
The risk factor entitled “Our cash and cash equivalents could be adversely affected if the financial institutions in which we hold our cash and cash equivalents fail.” in the Base Prospectus is replaced in its entirety as follows:
Ongoing developments in the banking sector could materially affect the success of our activities and investments.
Ongoing developments involving insolvency, closure, receivership or other financial distress or difficulty and related events experienced by certain U.S. and non-U.S. banks (each, a “Distress Event”), have generally caused uncertainty and fear of instability in the global financial system. In addition, eroding market sentiment and speculation of potential future Distress Events have caused other financial institutions - in particular smaller and/or regional banks - to experience volatile stock prices and significant losses in their equity value, and there is concern that depositors at these institutions have withdrawn, or may withdraw in the future, significant sums from their accounts at these institutions, potentially triggering the occurrence of additional Distress Events. Notwithstanding intervention by certain U.S. and non-U.S. governmental agencies to protect the uninsured depositors of banks that have recently experienced Distress Events, there is no guarantee that depositors (which depositors could include us and/or CLO Portfolio Companies that have assets in excess of the Federal Deposit Insurance Corporation insurance limit on deposit with a financial institution that experiences a Distress Event will be made whole or, even if made whole, that such deposits will become available for withdrawal or other usage on a timely basis. For example, we regularly maintain cash balances at third-party financial institutions in excess of the Federal Deposit Insurance Corporation insurance limit. If a depository institution fails to return these deposits or is otherwise subject to adverse conditions in the financial or credit markets, our access to invested cash or cash equivalents could be limited which would adversely impact our results of operations or financial condition.
There is a risk that other banks, other lenders, or other financial institutions (including such financial institutions in their respective capacities as brokers, hedging counterparties, custodians, loan servicers, administrators, intermediary or other service providers) may be similarly impacted, and it is uncertain what steps (if any) government or other regulators may take in such circumstances. As a consequence, for example, we may be delayed or prevented from accessing funds or other assets, making any required payments under debt or other contractual obligations, paying distributions or pursuing key strategic initiatives. In addition, such banks’ or other financial institutions’ Distress Events and/or attendant instability could adversely affect, in certain circumstances, the ability of co-lenders or other parties to undertake and/or execute transactions with us, which in turn may result in fewer investment opportunities being made available to us or being consummated by us, result in shortfalls or defaults under existing investments, or impact our ability to provide additional follow-on support to CLO vehicles in which we invest.
In addition, in the event that a financial institution that provides credit facilities and/or other financing to us and/or one or more of the CLO Portfolio Companies closes or experiences any other Distress Event, there can be no assurance that such financial institution will honor its obligations to provide such financing or that we or such CLO Portfolio Company will be able to secure replacement financing or credit accommodations at all or on similar terms, or be able to do so without suffering delays or incurring losses or significant additional expenses. Similarly, if a Distress Event leads to a loss of access to a financial institution’s other services (in addition to financing and other credit accommodations), it is also possible that we will incur additional expenses or delays in putting in place alternative arrangements or that such alternative arrangements will be less favorable than those formerly in place (with respect to economic terms, service levels, access to capital, or otherwise). We are subject to similar risks if a financial institution utilized by our investors or by vendors, brokers, dealers, custodians, loan and portfolio servicers, hedging and other service providers or other counterparties becomes subject to a Distress Event, which could have a material adverse effect on us.
Uncertainty caused by recent bank failures - and general concern regarding the financial health and outlook for other financial institutions - could have an overall negative effect on banking systems and financial markets generally. These recent developments may also have other implications for broader economic and monetary policy, including interest rate policy. For the foregoing reasons, there can be no assurances that conditions in the banking sector and in global financial markets will not worsen and/or adversely affect us or our financial performance
The risk factor entitled “Global climate change may impact the businesses in which we invest and harm our business, operating results and financial condition.” in the Base Prospectus is replaced in its entirety as follows:
Global climate change or the legal, regulatory or market responses to such change may impact the businesses in which we invest and harm our business, operating results and financial condition.
There may be evidence of global climate change and the long-term effects of it are difficult to predict. Climate change creates physical and financial risk and some of the companies whose loans are held by the CLO vehicles in which we invest may be adversely affected by climate change. For example, the needs of customers of energy companies vary with weather conditions, primarily temperature and humidity. To the extent weather conditions are affected by climate change, energy use could increase or decrease depending on the duration and magnitude of any changes. Increases in the cost of energy could adversely affect the cost of operations of companies whose loans are held by the CLO vehicles in which we invest if the use of energy products or services is material to their business. A decrease in energy use due to weather changes may affect some of these companies’ financial condition, through decreased revenues. Extreme weather conditions in general require more backup systems, adding to costs, and can contribute to increased system stresses, including service interruptions.
Regulatory and voluntary initiatives launched by international, federal, state, and regional policymakers and regulatory authorities as well as private actors seeking to reduce greenhouse gas emissions may expose our investments to other types of transition risks, such as: (i) political and policy risks (including changing regulatory incentives, and legal requirements, including with respect to greenhouse gas emissions, that could result in increased costs or changes in business operations); (ii) regulatory and litigation risks (including changing legal requirements that could result in increased permitting, tax and compliance costs, changes in business operations, or the discontinuance of certain operations, and litigation seeking monetary or injunctive relief from impacts related to climate change); (iii) technology and market risks (including a declining market for investments in industries seen as greenhouse gas intensive or less effective than alternatives in reducing greenhouse gas emissions); (iv) business trend risks (including the increased attention to environmental, social and governance (“ESG”) considerations by our investors in their investment decisions; and (v) potential harm to our reputation if our stockholders believe that we are not adequately or appropriately responding to climate change and/or climate risk management, including through the way in which we operate our business, the composition of our portfolio, our new investments or the decisions we make to continue to conduct or change our activities in response to climate change considerations.
The risk factor entitled “The application of the risk retention rules to CLOs under Section 941 of the Dodd-Frank Act and other similar European Union and United Kingdom laws may have broader effects on the CLO and loan markets in general, potentially resulting in fewer or less desirable investment opportunities for us.” in the Base Prospectus is replaced in its entirety as follows:
The application of the risk retention rules under Section 941 of the Dodd-Frank Act and other similar European Union and United Kingdom laws to CLOs may have broader effects on the CLO and loan markets in general, potentially resulting in fewer or less desirable investment opportunities for us.
Section 941 of the Dodd-Frank Act added a provision to the Exchange Act, as amended, requiring the seller, sponsor or securitizer of a securitization vehicle to retain no less than five percent of the credit risk in assets it sells into a securitization and prohibiting such securitizer from directly or indirectly hedging or otherwise transferring the retained credit risk. The responsible federal agencies adopted final rules implementing these restrictions on October 22, 2014. The risk retention rules became effective with respect to CLOs two years after publication in the Federal Register. Under the final rules, the asset manager of a CLO is considered the sponsor of a securitization vehicle and is required to retain five percent of the credit risk in the CLO, which may be retained horizontally in the equity tranche of the CLO or vertically as a five percent interest in each tranche of the securities issued by the CLO. Although the final rules contain an exemption from such requirements for the asset manager of a CLO if, among other things, the originator or lead arranger of all of the loans acquired by the CLO retain such risk at the asset level and, at origination of such asset, takes a loan tranche of at least 20% of the aggregate principal balance, it is possible that the originators and lead arrangers of loans in this market will not agree to assume this risk or provide such retention at origination of the asset in a manner that would provide meaningful relief from the risk retention requirements for CLO managers.
Collateral managers of “open market CLOs” are no longer required to comply with the U.S. risk retention rules at this time. On February 9, 2018, a three-judge panel (the “Panel”) of the United States Court of Appeals for the D.C. Circuit (the “Appellate Court”) ruled in favor of an appeal by the Loan Syndications and Trading Association (the “LSTA”) against the SEC and the Board of Governors of the Federal Reserve System (the “Applicable Governmental Agencies”) that managers of so-called “open market CLOs” are not “securitizers” under Section 941 of the Dodd-Frank Act and, therefore, are not subject to the requirements of the U.S. risk retention rules (the “Appellate Court Ruling”). The LSTA was appealing from a judgment entered by the United States District Court for the District of Columbia (the “D.C. District Court”), which granted summary judgment in favor of the SEC and Federal Reserve and against the LSTA with respect to its challenges. On April 5, 2018, the D.C. District Court entered an order implementing the Appellate Court Ruling and thereby vacated the U.S. risk retention rules insofar as they apply to CLO managers of “open market CLOs”.
As such, collateral managers of open market CLOs are no longer required to comply with the U.S. risk retention rules at this time. It is possible that some collateral managers of open market CLOs will decide to dispose of the notes constituting the “eligible vertical interest” or “eligible horizontal interest” they were previously required to retain, or decide to take other action with respect to such notes that is not otherwise permitted by the U.S. risk retention rules. As a result of this decision, certain CLO managers of “open market CLOs” will no longer be required to comply with the U.S. risk retention rules solely because of their roles as managers of “open market CLOs”, and there may be no “sponsor” of such securitization transactions and no party may be required to acquire and retain an economic interest in the credit risk of the securitized assets of such transactions.
There can be no assurance or representation that any of the transactions, structures or arrangements currently under consideration by or currently used by CLO market participants will comply with the U.S. risk retention rules to the extent such rules are reinstated or otherwise become applicable to open market CLOs. The ultimate impact of the U.S. risk retention rules on the loan securitization market and the leveraged loan market generally remains uncertain, and any negative impact on secondary market liquidity for securities comprising a CLO may be experienced due to the effects of the U.S. risk retention rules on market expectations or uncertainty, the relative appeal of other investments not impacted by the U.S. risk retention rules and other factors.
In the European Union and the United Kingdom, there has also been an increase in political and regulatory scrutiny of the securitization industry. Regulation EU 2017/2402 of the European Parliament and the Council of 12 December 2017 laying down a general framework for securitization and creating a specific framework for simple, transparent and standardized securitization including any implementing regulation, technical standards and official guidance related thereto, as may be amended, varied or substituted from time to time (the “EU Securitization Regulation”) became effective on January 17, 2018 and applies to all new securitizations issued on or after January 1, 2019. The EU Securitization Regulation repealed and replaced the prior EU risk retention requirements with a single regime that applies to European credit institutions, institutions for occupational retirement provision, investment firms, insurance and reinsurance companies, alternative investment fund managers that manage and/or market their alternative investment funds in the EU, undertakings for collective investment in transferable securities regulated pursuant to EU Directive 2009/65/EC and the management companies thereof and, subject to some exceptions, institutions for occupational pension provision (IORPs), each as set out in the EU Securitization Regulation (such investors, “EU Affected Investors”). Such EU Affected Investors may be subject to punitive capital requirements and/or other regulatory penalties with respect to investments in securitizations that fail to comply with the EU Securitization Regulation.
The securitization framework in the UK is currently set out in: (i) the Securitisation Regulations 2024 (SI 2024/102) (the “SR 2024”) made by the UK Treasury, (ii) the Securitisation Sourcebook of the Financial Conduct Authority Handbook (the “FCASR”) published by the UK Financial Conduct Authority (the “FCA”), (iii) the Securitisation Part of the Prudential Regulation Authority Rulebook (the “PRASR”) published by the UK Prudential Regulation Authority (the “PRA”), and (iv) those provisions of the Financial Services and Markets Act 2000 (the “FSMA”) conferring power on the UK Treasury, the FCA and the PRA to make, respectively, the SR 2024, the rules in the FCASR and the rules in the PRASR, and those provisions of the FSMA referred to in, as applicable, the SR 2024, the FCASR and the PRASR, in the case of each of paragraphs (i) to (iv) (inclusive), as amended, supplemented or replaced from time to time (together, the “UK Securitization Framework” and, together with the EU Securitization Regulation, the “Securitization Regulations”).
The UK Securitization Framework applies to insurance undertakings and reinsurance undertakings as defined in the FSMA, the trustee or managers of, occupational pension schemes as defined in the Pension Schemes Act 1993 that have their main administration in the UK, and certain fund managers of such schemes, alternative investment fund managers as defined in the Alternative Investment Fund Managers Regulations 2013 which market or manage alternative investment funds in the UK (and additionally, small registered UK alternative investment fund managers as defined in the UK Alternative Investment Fund Managers Regulations 2013), UCITS (as defined in the FSMA), which are authorized open ended investment companies as defined in the FSMA, and management companies as defined in the FSMA, Financial Conduct Authority firms as defined in Regulation (EU) No 575/2013 as it forms part of UK domestic law by virtue of the EUWA subject to amendments made by the Capital Requirements (Amendment) (EU Exit) Regulations 2018 (SI 2018/1401) and as amended (the “UK CRR”), CRR firms as defined in the UK CRR and certain consolidated affiliates of such UK CRR firms (such investors and each relevant affiliate, “UK Affected Investors” and together with EU Affected Investors, the “Affected Investors”). UK Affected Investors may be subject to punitive capital requirements and/or other regulatory penalties with respect to investments in securitizations that fail to comply with the UK Securitization Framework. The Securitization Regulations restrict Affected Investors from investing in securitizations unless, among other things: (a)(i) the originator, sponsor or original lender with respect to the relevant securitization will retain, on an on-going basis, a net economic interest of not less than 5% with respect to certain specified credit risk tranches or securitized exposures; (ii) the risk retention is disclosed to the investor in accordance with the applicable Securitization Regulation and (iii) certain information and/or reports (which in the case of EU Affected Investors must fully comply with the EU Securitization Regulation transparency requirements); and (b) such investor is able to demonstrate that it has undertaken certain due diligence with respect to various matters, including the risk characteristics of its investment position and the underlying assets, and that procedures are established for such activities to be monitored on an on-going basis. There are material differences between the Securitization Regulations and risk retention requirements that applied prior to the enactment of the Securitization Regulations, particularly with respect to transaction transparency, reporting and diligence requirements and the imposition of a direct compliance obligation on the “sponsor”, “originator” or “original lender” of a securitization where such entity is established in the EU.
CLOs issued in Europe are generally structured in compliance with the Securitization Regulations so that Affected Investors can invest in compliance with such requirements. To the extent a CLO is structured in compliance with the Securitization Regulations, our ability to invest in the residual tranches of such CLOs could be limited, or we could be required to hold our investment for the life of the CLO. If a CLO has not been structured to comply with the Securitization Regulations, it will limit the ability of EEA/UK regulated institutional investors to purchase CLO securities, which may adversely affect the price and liquidity of the securities (including the residual tranche) in the secondary market. Additionally, the Securitization Regulations and any regulatory uncertainty in relation thereto may reduce the issuance of new CLOs and reduce the liquidity provided by CLOs to the leveraged loan market generally. Reduced liquidity in the loan market could reduce investment opportunities for collateral managers, which could negatively affect the return of our investments. Any reduction in the volume and liquidity provided by CLOs to the leveraged loan market could also reduce opportunities to redeem or refinance the securities comprising a CLO in an optional redemption or refinancing and could negatively affect the ability of obligors to refinance their collateral obligations, either of which developments could increase defaulted obligations above historic levels.
The Japanese Financial Services Agency (the “JFSA”) published a risk retention rule as part of the regulatory capital regulation of certain categories of Japanese investors seeking to invest in securitization transactions (the “JRR Rule”). The JRR Rule mandates an “indirect” compliance requirement, meaning that certain categories of Japanese investors will be required to apply higher risk weighting to securitization exposures they hold unless the relevant originator commits to hold a retention interest equal to at least 5% of the exposure of the total underlying assets in the transaction (the “Japanese Retention Requirement”) or such investors determine that the underlying assets were not “inappropriately originated.” The Japanese investors to which the JRR Rule applies include banks, bank holding companies, credit unions (shinyo kinko), credit cooperatives (shinyo kumiai), labor credit unions (rodo kinko), agricultural credit cooperatives (nogyo kyodo kumiai), ultimate parent companies of large securities companies and certain other financial institutions regulated in Japan (such investors, “Japanese Affected Investors”). Such Japanese Affected Investors may be subject to punitive capital requirements and/or other regulatory penalties with respect to investments in securitizations that fail to comply with the Japanese Retention Requirement.
The JRR Rule became effective on March 31, 2019. At this time, there are a number of unresolved questions and no established line of authority, regulatory guidance, precedent or market practice that provides definitive guidance with respect to the JRR Rule, and no assurances can be made as to the content, impact or interpretation of the JRR Rule. In particular, the basis for the determination of whether an asset is “inappropriately originated” remains unclear and, therefore, unless the JFSA provides further specific clarification, it is possible that CLO securities we have purchased may contain assets deemed to be “inappropriately originated” and, as a result, may not be exempt from the Japanese Retention Requirement. The JRR Rule or other similar requirements may deter Japanese Affected Investors from purchasing CLO securities, which may limit the liquidity of CLO securities and, in turn, adversely affect the price of such CLO securities in the secondary market. Whether and to what extent the JFSA may provide further clarification or interpretation as to the JRR Rule is unknown.
The risk factor entitled “We are dependent on the collateral managers of the CLOs in which we invest and those CLOs are generally not registered under the 1940 Act.” in the Base Prospectus is replaced in its entirety as follows:
We are dependent on the collateral managers of the CLOs in which we invest and those CLOs are generally not registered under the 1940 Act.
We rely on CLO collateral managers to administer and review the portfolios of collateral they manage. The actions of the CLO collateral managers may significantly affect the return on our investments. The ability of each CLO collateral manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on our investments, as we may not be provided with information on a timely basis in order to take appropriate measures to manage our risks. We also rely on CLO collateral managers to act in the best interests of a CLO it manages. If any CLO collateral manager were to act in a manner that was not in the best interest of the CLOs (e.g., gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of such investments.
Collateral managers are subject to removal or replacement by other holders of CLO securities without our consent and may also voluntarily resign as collateral manager or assign their role as collateral manager to another entity. There can be no assurance that any removal, replacement, resignation or assignment of any particular CLO manager’s role will not adversely affect the returns on the CLO securities in which we invest.
In addition, the CLOs in which we invest are generally not registered as investment companies under the 1940 Act. As a result, investors in these CLOs are not afforded the protections that investors in an investment company registered under the 1940 Act would have.
The risk factor entitled “We and our investments are subject to interest rate risk.” in the Base Prospectus is replaced in its entirety as follows:
We and our investments are subject to interest rate risk.
Since we may incur leverage to make investments, our net investment income depends, in part, upon the difference between the rate at which we borrow funds and the rate at which we invest those funds.
In a fluctuating interest rate environment, any leverage that we incur may bear a higher or lower interest rate than previously incurred. There may not, however, be a corresponding change in our investment income. In the event that our interest expense were to increase relative to income, it might reduce our ability to service the interest obligations on, and to repay the principal of, our indebtedness, and our net investment income could be adversely impacted, as well as our capacity to pay distributions to our stockholders.
The fair value of certain of our investments may be significantly affected by changes in interest rates. Although senior secured loans are generally floating rate instruments, our investments in senior secured loans through CLOs are sensitive to interest rate levels and volatility. Although CLOs are generally structured to mitigate the risk of interest rate mismatch, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO equity investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in a fluctuating interest rate environment and/or economic downturn, loan defaults may increase, resulting in losses for the CLOs in which we invest and result in credit losses that may adversely affect our cash flow, fair value of our assets and operating results.
In addition, fluctuating interest rates may influence prepayment rates, as corporate borrowers look to avoid escalating interest payments or refinance floating rate loans. Further, a general rise in interest rates will increase the financing costs of CLOs.
SOFR Floor Risk. Because CLOs generally issue debt on a floating rate basis, an increase in the Secured Overnight Financing Rate (“SOFR”) will increase the financing costs of CLOs. Many of the senior secured loans held by these CLOs have SOFR floors such that, when SOFR is below the stated SOFR floor, the stated SOFR floor (rather than SOFR itself) is used to determine the interest payable under the loans. Therefore, if SOFR increases but stays below the average SOFR floor rate of the senior secured loans held by a CLO, there would not be a corresponding increase in the investment income of such CLOs. The combination of increased financing costs without a corresponding increase in investment income in such a scenario would result in smaller distributions to equity holders of a CLO.
Reference Rate Risk. As of September 30, 2024, no settings of the London Interbank Offered Rate (“LIBOR”) continue to be published. On March 15, 2022, the Consolidation Appropriations Act of 2022, which includes the Adjustable Interest Rate (LIBOR) Act (“LIBOR Act”), was signed into law in the United States. This legislation established a uniform benchmark replacement process for certain financial contracts that matured after June 30, 2023 that do not contain clearly defined or practicable LIBOR fallback provisions. The Federal Reserve Board adopted a final rule in December 2022 implementing the LIBOR Act and specified benchmarks based on SOFR.
Although the transition process away from LIBOR has become increasingly well-defined, the transition process is complex. SOFR appears to be the preferred replacement for U.S. dollar LIBOR, but it is unclear if other benchmarks may emerge. These developments and the use of SOFR or other alternative reference rates could have adverse impacts on our business, financial condition and results of operations, including, among other things, increased volatility or illiquidity in markets for instruments that continue to rely on LIBOR or which have been transitioned away from LIBOR to a different rate like SOFR and, in any case, could result in a reduction in the value of certain investments held by us.
Benchmark Rate Mismatch. Many underlying corporate borrowers can elect to pay interest based on 1-month term SOFR, 3-month term SOFR and/or other term SOFR or benchmark rates in respect of the loans held by CLOs in which we are invested, in each case plus an applicable spread, whereas CLOs generally pay interest to holders of the CLO’s debt tranches based on 3-month term SOFR plus a spread. The 3-month term SOFR rate may fluctuate in excess of other potential term SOFR or other benchmark rates, which may result in many underlying corporate borrowers electing to pay interest based on a shorter or different, but in any event, lower term SOFR or other benchmark rate. This mismatch in the rate at which CLOs earn interest and the rate at which they pay interest on their debt tranches negatively impacts the cash flows on a CLO’s equity tranche, which may in turn adversely affect our cash flows and results of operations. Unless spreads are adjusted to account for such increases, these negative impacts may worsen as the amount by which the 3-month term rate exceeds such other chosen term SOFR or other benchmark rate.
Relatedly, a decrease in interest income generated by senior secured loans held by the CLO Portfolio Companies might lower the cash flows available to the Company from its CLO investments, particularly its equity tranches. Lower interest rates may result in increased loan prepayments and reinvestment of proceeds at reduced yields. As a result, a declining interest rate environment could negatively impact the Company’s net investment income and the amount of dividends the Company is able to distribute to stockholders. Additionally, given the structure of the incentive fee payable to OFS Advisor, a general increase in interest rates will likely have the effect of making it easier for OFS Advisor to meet the quarterly hurdle rate for payment of income incentive fees under the Investment Advisory Agreement without any additional increase in relative performance on the part of OFS Advisor.
The risk factor entitled “We and our investments are subject to risks associated with non-U.S. investing.” in the Base Prospectus is replaced in its entirety as follows:
We and our investments are subject to risks associated with non-U.S. investing.
While we invest primarily in CLOs that hold underlying U.S. assets, these CLOs may be organized outside the United States, and we may also invest in CLOs that hold collateral that are non-U.S. assets. Investing in foreign entities may expose us to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations, political and social instability, restrictions on the types or amounts of investment, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the U.S., higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards, currency fluctuations and greater price volatility. Further, we, and the CLOs in which we invest, may have difficulty enforcing creditor’s rights in foreign jurisdictions.
In addition, ongoing international trade tensions and geopolitical instability may result in trade tariffs, embargoes, sanctions or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, supply chain disruptions, imbalances in the availability of certain manufactured goods, substantial price volatility of goods and possible failure of individual companies or industries, which could have a negative impact on the value of the CLO securities that we hold.
Foreign markets also have different clearance and settlement procedures, and, in certain markets, there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in periods when our assets are uninvested. Our inability to make intended investments due to settlement problems or the risk of intermediary counterparty failures could cause us to miss investment opportunities. The inability to dispose of an investment due to settlement problems could result either in losses to us due to subsequent declines in the value of such investment or, if we have entered into a contract to sell the security, possible liability to the purchaser. Transaction costs of buying and selling foreign securities also are generally higher than those involved in domestic transactions. Furthermore, foreign financial markets have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies.
The economies of individual non-U.S. countries may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, interest rates, volatility of currency exchange rates, depreciation, capital reinvestment, resources self-sufficiency and balance of payments position.
The risk factor entitled “Holders of any preferred stock we might issue would have the right to elect members of our Board and class voting rights on certain matters.” in the Base Prospectus is replaced in its entirety as follows:
Holders of any preferred stock we might issue would have the right to elect members of our Board and class voting rights on certain matters.
Except as otherwise provided in our Amended and Restated Articles of Incorporation, Certificate of Designation for the Series C Term Preferred Stock, the Certificate of Designation for the Series D Term Preferred Stock, the Certificate of Designation for the Series E Term Preferred Stock, the Certificate of Designation for the Series F Term Preferred Stock, the Certificate of Designation for the Series G Term Preferred Stock or as otherwise required by law, (1) each holder of our preferred stock is entitled to one vote for each share of preferred stock held by such holder on each matter submitted to a vote of our stockholders, and (2) the holders of all outstanding shares of preferred stock and shares of common stock will vote together as a single class; provided that holders of preferred stock, voting separately as a class, will elect two of our directors and will be entitled to elect a majority of our directors if we fail to pay dividends on any outstanding shares of preferred stock in an amount equal to two full years of dividends and continuing during that period until we correct that failure. Holders of shares of our preferred stock will also vote separately as a class on any matter that materially and adversely affects any preference, right or power of holders of shares of our preferred stock.
The risk factor entitled “We are subject to risks related to corporate social responsibility.” in the Base Prospectus is replaced in its entirety as follows:
We are subject to risks related to corporate social responsibility, and compliance with ESG-related regulations may impose additional capital operational expenditures on our business.
Our business faces increasing public scrutiny related to ESG activities, which are perceived to contribute to the long-term sustainability of a company’s performance. A variety of organizations measure the performance of companies on ESG topics, and the results of these assessments are widely publicized.
ESG integration and responsible investing practices as a whole are rapidly evolving. and there are different principles, frameworks, methodologies and tracking tools being implemented. Our adherence to such principles, frameworks, methodologies and tools may vary over time. We risk damage to our brand and reputation if we fail to act (or are perceived to not act) responsibly in a number of areas, such as diversity, equity and inclusion, environmental stewardship, corporate governance, support for local communities, transparency and considering ESG factors in our investment processes. Adverse incidents with respect to ESG activities could impact the value of our brand, the cost of our operations and our relationships with investors, all of which could adversely affect our business and results of operations. At the same time, there are various approaches to responsible investing activities and divergent views on the consideration of ESG topics. These differing views increase the risk that any action or lack thereof with respect to any ESG activities will be perceived negatively. Political and legal scrutiny of ESG practices has intensified, and “anti-ESG” sentiment has gained momentum across the U.S., with several states having enacted or proposed “anti-ESG” policies and legislation or issued related legal opinions. Other jurisdictions have adopted or proposed mandatory ESG disclosure regimes or investment restrictions. If investors subject to such legislation view any of our ESG activities as being in contradiction of such “anti-ESG” policies, legislation or legal opinions, such investors may not invest in us and it could negatively affect the price of our common stock.
We may be subject to disclosure laws and regulations related to a range of sustainability matters, including greenhouse gas emissions; climate change risks; diversity, equity and inclusion; and human rights matters. For example, in 2023, California passed the Climate Corporate Data Accountability Act and Climate-Related Financial Risk Act, which will impose broad climate-related disclosure obligations on U.S.-organized entities that meet certain revenue thresholds and do business in California, as well as the Voluntary Carbon Market Disclosures Act, which is focused on the voluntary carbon market for carbon credits but also includes disclosure requirements for companies with a required nexus to California making certain climate-related claims. Other jurisdictions have also enacted or are considering enacting mandatory climate and sustainability reporting laws as well as laws requiring reporting of information on other ESG topics, such as human capital. Compliance with such laws, if they survive any legal challenges, may require the implementation of or changes to systems and procedures for the collection and processing of relevant data and related internal and external controls, changes to management and/or operational obligations, and dedication of substantial time and financial resources. The compliance burden and related costs may increase over time. Failure to comply with applicable laws may lead to investigations and audits, fines, other enforcement action or liabilities, or reputational damage.
There are a number of different principles, frameworks, and/or methodologies for integrating sustainability-related incentives, mandates, and/or reporting requirements into financing arrangements. Any principles, frameworks, and/or methodologies which we anticipate referencing and/or utilizing may not align with our peers and/or those preferred by prospective investors. In addition, unless otherwise stated in our regulatory disclosures, no assurance is given that any of our financing arrangements will align with particular market frameworks.
Regulatory initiatives related to ESG, and the scope and timing of these initiatives, could also adversely affect our business. Compliance with any new laws or regulations increases our regulatory burden and could make compliance more difficult and expensive, affect the manner in which we or our investments conduct business and adversely affect our profitability.
The risk factor entitled “Further downgrades of the U.S. credit rating, impending automatic spending cuts or a government shutdown could negatively impact our liquidity, financial condition and earnings.” in the Base Prospectus is replaced in its entirety as follows:
Further downgrades of the U.S. credit rating, impending automatic spending cuts or a government shutdown could negatively impact our liquidity, financial condition and earnings.
U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers have passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have previously lowered, or threatened to lower, the long-term sovereign credit rating on the United States.
The impact of this or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. Absent quantitative easing by the Federal Reserve, these developments could cause interest rates and borrowing costs to rise, which may negatively impact our ability to access the debt markets on favorable terms. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time and may lead to additional U.S. federal government shutdowns. The impact of the shutdown of the U.S. government services and continued adverse political and economic conditions could have a material adverse effect on our business, financial condition and results of operations.
The risk factor entitled “Cybersecurity risks and cyber incidents may adversely affect our business by causing a disruption to our operations, a compromise or corruption of our confidential information and/or damage to our business relationships, all of which could negatively impact our business, financial condition and operating results.” in the Base Prospectus is replaced in its entirety as follows:
Cybersecurity risks and cyber incidents may adversely affect our business or the business of CLO vehicles in which we invest and CLO Portfolio Companies by causing a disruption to our operations or the operations of CLO vehicles in which we invest and CLO Portfolio Companies, a compromise or corruption of our confidential information or the confidential information of CLO vehicles in which we invest and CLO Portfolio Companies and/or damage to our business relationships or the business relationships of CLO vehicles in which we invest and CLO Portfolio Companies, all of which could negatively impact the business, financial condition and operating results of us or CLO vehicles in which we invest and CLO Portfolio Companies.
A cybersecurity incident is considered to be any adverse event that threatens the confidentiality, integrity or availability of the information resources of us, CLO vehicles in which we invest and CLO Portfolio Companies. These incidents may be an intentional attack or an unintentional event and could involve gaining unauthorized access to our information systems or those of CLO vehicles in which we invest, CLO Portfolio Companies or third-party vendors for purposes of misappropriating assets, stealing confidential information, corrupting data or causing operational disruption. The risk of a security breach or disruption, particularly through cyber-attacks or cyber intrusions, including by computer hackers, nation-state affiliated actors, and cyber terrorists, has generally increased as the number, intensity and sophistication of attempted attacks and intrusions from around the world have increased. Despite careful security and controls design, our information technology systems and the information technology systems of CLO vehicles in which we invest, CLO Portfolio Companies and our third-party vendors, may be subject to security breaches and cyber-attacks, the result of which may include disrupted operations, misstated or unreliable financial data, liability for stolen assets or information, increased cybersecurity protection and insurance costs, litigation damage to business relationships and damage to our competitiveness, stock price, and long-term stockholder value. The costs related to cyber or other security threats or disruptions may not be fully insured or indemnified by other means. As our, CLO vehicles in which we invest, CLO Portfolio Companies’ and our third-party vendors’ reliance on technology which may also include embedded artificial intelligence (“AI”) has increased, so have the risks posed to our information systems, both internally and those provided by OFS Services and third-party service providers, and the information systems of CLO vehicles in which we invest and CLO Portfolio Companies. OFS Advisor has implemented processes, procedures and internal controls to help mitigate cybersecurity risks and cyber intrusions, but these measures, as well as our increased awareness of the nature and extent of a risk of a cyber incident, do not guarantee that a cyber incident will not occur and/or that our financial results, operations or confidential information will not be negatively impacted by such an incident.
In addition, cybersecurity has become a top priority for regulators around the world, including the SEC, and some jurisdictions have enacted laws requiring companies to notify individuals of data security breaches involving certain types of personal data. Even the most well-protected information, networks, systems and facilities remain potentially vulnerable because the techniques used in such attempted security breaches evolve and generally are not recognized until launched against a target, and in some cases, are designed not be detected and, in fact, may not be detected. Accordingly, we and our service providers may be unable to anticipate these techniques or to implement adequate security barriers or other preventative measures, and thus it is impossible for us and our service providers to entirely mitigate this risk.
Cybersecurity risks require continuous and increasing attention and other resources from us to, among other actions, identify and quantify these risks and upgrade and expand our technologies, systems and processes to adequately address such risks. Such attention diverts time and other resources from other activities and there is no assurance that our efforts will be effective. If we fail to comply with relevant laws and regulations, we could suffer financial losses, a disruption of our businesses, liability to investors, regulatory intervention or reputational damage. Further, the increased use of mobile and cloud technologies due to the proliferation of remote work resulting from new flexible work arrangements have heightened our, CLO vehicles in which we invest and CLO Portfolio Companies’ vulnerability to a cybersecurity risk or incident. Reliance on mobile or cloud technology or any failure by mobile technology and cloud service providers to adequately safeguard systems could disrupt our operations, the operations of a CLO, CLO Portfolio Company or the operations of our or their service providers and result in misappropriation, corruption or loss of personal, confidential or proprietary information or the inability to conduct business operations. In addition, remote working, whether by us, CLO vehicles in which we invest, CLO Portfolio Companies, or our service providers, could strain technology resources, introduce operational risks and otherwise heighten the risks described above.
The risk factor entitled “We are subject to risks associated with artificial intelligence and machine learning technology.” in the Base Prospectus is replaced in its entirety as follows:
We are subject to risks associated with artificial intelligence and machine learning technology.
Recent technological advances in AI and machine learning technology (“Machine Learning Technology”), including OpenAI’s release of its ChatGPT applications, pose risks to us, OFS Advisor and any third parties that we engage with. We could be exposed to the risks associated with AI and Machine Learning Technology if third-party service providers or any counterparties, whether or not known to us, use such technologies in their business activities. We and OFS Advisor are not in a position to control the use of AI and Machine Learning Technology in third-party products or services. Use of AI and Machine Learning Technology could include the input of confidential information in contravention of applicable policies, contractual or other obligations or restrictions, resulting in such confidential information becoming improperly disseminated. AI and Machine Learning Technology and their applications, including in the private investment and financial sectors, continue to develop rapidly, and we cannot predict the risks that may arise from such developments.
A failure to effectively adopt or utilize AI to improve productivity or the analytical abilities of our investment professionals may put us at a competitive disadvantage and affect our business and results of operations. AI and Machine Learning Technology are generally highly reliant on the collection and analysis of large amounts of data. Certain data in such models will inevitably contain a degree of inaccuracy and error and could otherwise be inadequate or flawed, which would likely degrade the effectiveness of AI and Machine Learning Technology. To the extent we are exposed to the risks of AI and Machine Learning Technology use, any such inaccuracies or errors could adversely impact us and our business.

Share Price [Table Text Block]

	NAV(1)	Price Range		Premium (Discount) of High Sales Price to NAV(2)	Premium (Discount) of Low Sales Price to NAV(2)	Distributions per Share(3)
Period		High	Low
Fiscal Year 2025
Fourth Quarter	$5.46	$6.14	$4.55	12.5%	(16.7)%	$0.345
Third Quarter	$6.13	$6.82	$5.77	11.3%	(5.9)%	$0.345
Second Quarter	$6.17	$7.32	$5.26	18.6%	(14.7)%	$0.345
First Quarter	$7.00	$7.58	$6.98	8.3%	(0.3)%	$0.345
Fiscal Year 2024
Fourth Quarter	$7.18	$7.78	$6.52	8.4%	(9.2)%	$0.345
Third Quarter	$7.24	$7.81	$7.00	7.9%	(3.3)%	$0.315
Second Quarter	$7.34	$7.49	$6.63	2.0%	(9.7)%	$0.30
First Quarter	$7.68	$7.25	$5.47	(5.6)%	(28.8)%	$0.30
(1)NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding common shares at the end of each period.
(2)Calculated as the respective high or low intraquarter sales price divided by quarter-end NAV and subtracting 1.
(3)Represents distributions declared on our common stock during the specified quarter.
Lowest Price or Bid								$ 4.55	$ 5.77	$ 5.26	$ 6.98	$ 6.52	$ 7.00	$ 6.63	$ 5.47
Highest Price or Bid								$ 6.14	$ 6.82	$ 7.32	$ 7.58	$ 7.78	$ 7.81	$ 7.49	$ 7.25
Highest Price or Bid, Premium (Discount) to NAV [Percent]								12.50%	11.30%	18.60%	8.30%	8.40%	7.90%	2.00%	(5.60%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]								(16.70%)	(5.90%)	(14.70%)	(0.30%)	(9.20%)	(3.30%)	(9.70%)	(28.80%)
NAV Per Share	$ 5.46	$ 7.18						$ 5.46	$ 6.13	$ 6.17	$ 7.00	$ 7.18	$ 7.24	$ 7.34	$ 7.68	$ 5.46
Fair Valuation Of Our Portfolio Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]																Fair Valuation of Our Portfolio Investments. Typically, there will not be a public market, or readily available market quotations, for the type of investments in which the Company invests. As a result, the Company will value these securities at least quarterly, or more frequently as may be required from time to time, at fair value. The Company’s determination of the fair value of its investments, requiring significant management judgment and estimation, has a material impact on its net earnings through the recording of unrealized appreciation or depreciation of investments and may cause its NAV on a given date to materially understate or overstate the value that the Company may ultimately realize on one or more of its investments.
Accretable Yield Estimates Of Our CLO Equity Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Accretable Yield Estimates of Our CLO Equity Investments. CLO equity securities do not carry a stated coupon and rely on residual cash flows after the payment of debt costs and fund expenses of the CLO. Interest income from investments in CLO equity securities is recognized on the basis of the estimated effective yield to expected redemption utilizing assumed cash flows. The estimated effective yield on our CLO equity investments requires significant management judgment and estimation. Interest income recognized on CLO investments is not contractually due to the Company and may not ultimately be realized in actual cash returns. The ultimate returns of CLO equity securities may be highly dependent on terminal liquidating payments many years after the initial investment period and, accordingly, actual returns cannot be known until the investment is sold or finally liquidates.

Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]																Key Personnel Risk. The Company is dependent upon the key personnel of OFS Advisor for its future success.
Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Conflicts of Interest Risk. The Company’s executive officers and directors, and OFS Advisor and its officers and employees, including the senior investment team, have several conflicts of interest as a result of the other activities in which they engage.

Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]																Incentive Fee Risk. The Company’s incentive fee structure may incentivize OFS Advisor to pursue investments on its behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement and to use leverage in a manner that adversely impacts the Company’s performance.
Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]																Tax Risks. If the Company fails to qualify for tax treatment as a RIC under the Code for any reason or becomes subject to U.S. federal income tax, the resulting U.S. federal income tax, imposed at corporate rates, could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions.
Distributions And Dividend Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]																Distributions and Dividend Risk. The Company may reduce, defer or eliminate its distributions and choose to incur U.S. federal excise tax in order to preserve cash and maintain flexibility.
Stock Dividend Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Stock Dividend Risk. In the past, the Company has historically declared, and may in the future declare, taxable dividends that are payable to its stockholders in cash or in shares of its common stock at the election of stockholders subject to a limitation on the total amount of cash that may be distributed. In addition, if a significant number of the Company’s stockholders determine to sell shares of its stock in order to pay taxes owed on distributions, it may put downward pressure on the trading price of the Company’s stock.

Market Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]																Market Risks. The economic disruption and downturn in the capital markets and the credit markets resulting from the ongoing war between Russia and Ukraine, the escalated armed conflict and heightened regional tensions in the Middle East, the agenda of the U.S. Presidential administration, including the impact of tariff enactment and tax reductions, trade disputes with other countries, instability in the U.S. and international banking systems, the risk of recession or the impact of the prolonged shutdown of U.S. government services may impair the Company’s ability to raise capital, the availability of suitable investment opportunities for the Company and may negatively affect its business.
Events Outside Of The Company’s Control [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Events Outside of the Company’s Control. Events outside of the Company’s control, including public health crises, interest rate and inflation rate changes and significant market volatility, have negatively affected, and could continue to negatively affect, its CLO investments and its results of operations.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversification Risk. The Company is a non-diversified investment company under the 1940 Act and may hold a narrower range of investments than a diversified fund under the 1940 Act. The Company may also be concentrated in investments issued by a certain collateral managers, which may heighten cross-collateralization risks.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk. The use of leverage, whether directly or indirectly, through investments such as CLO equity or subordinated debt securities may magnify the Company’s risk of loss. CLOs are typically highly leveraged vehicles (typically 9 – 13 times), and therefore the CLO equity and subordinated debt securities in which the Company invests or intends to invest are subject to a higher risk of loss since the use of leverage magnifies losses. Additionally, CLO equity investments are the first-loss positions in these structures.

Risks Of Investing In CLOs And Other Structured Finance Securitie [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Investing in CLOs and Other Structured Finance Securities. CLO and structured finance securities present risks similar to other credit investments, including default (credit), interest rate and prepayment risks. In addition, CLOs and other structured finance securities are typically governed by a complex series of legal documents and contracts, which increases the possibility of disputes over the interpretation and enforceability of such documents. For example, some documents governing the loans underlying our CLO investments may allow for “priming transactions,” in connection with which majority lenders or debtors can amend loan documents to the detriment of other lenders, amend loan documents in order to move collateral, or amend documents in order to facilitate capital outflow to other parties/subsidiaries in a capital structure, any of which may adversely affect the rights and security priority of the CLOs in which the Company is invested. In addition, a collateral manager or trustee of a CLO may not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. CLOs are also leveraged vehicles and are subject to leverage risk.

Risks Of Investing In The Subordinated Or Equity Tranche Of CLOs [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Investing in the Subordinated or Equity Tranche of CLOs. The Company may invest in the subordinated notes that comprise a CLO’s equity tranche, which are junior in priority of payment and are subject to certain payment restrictions generally set forth in an indenture governing the notes. In addition, CLO equity and subordinated notes generally do not benefit from any creditors’ rights or ability to exercise remedies under the indenture governing the notes. The subordinated notes are not guaranteed by another party. Subordinated notes are subject to greater risk than the secured notes issued by the CLO. CLOs are typically highly levered, typically utilizing 9 – 13 times leverage, and therefore the CLO equity and subordinated debt securities in which the Company invests or intends to invest are subject to a higher risk of loss. There can be no assurance that distributions on the assets held by the CLO will be sufficient to make any distributions or that the yield on the subordinated notes will meet the Company’s expectations.

First Loss Risk Of CLO Equity And Subordinated Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]																First Loss Risk of CLO Equity and Subordinated Securities. CLO equity and subordinated debt securities that the Company may acquire are subordinated to more senior tranches of CLO debt. If a CLO breaches a covenant, excess cash flow that would otherwise be available for distribution to the CLO equity tranche investors is diverted to prepay CLO debt investors in order of seniority until such time as the covenant breach is cured. If the covenant breach is not or cannot be cured, the CLO equity investors (and potentially other debt tranche investors) may experience a partial or total loss of their investment. For this reason, CLO equity investors are often referred to as being in a first loss position. CLO equity and subordinated debt securities are subject to increased risks of default relative to the holders of superior priority interests in the same securities. Though not exclusively, the Company will typically be in a first loss or subordinated position with respect to realized losses on the assets of the CLOs in which it is invested.
CLO Rating Downgrade Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CLO Rating Downgrade Risk. Ratings agencies have undergone, and may in the future undergo, reviews of CLO tranches and their broadly syndicated loans due to disruptions on the economic market. Such reviews have, in some cases, resulted in downgrades of broadly syndicated loans. Downgrades by rating agencies of broadly syndicated loans could adversely impact the financial performance of the CLO vehicles in which the Company has invested and their ability to pay equity distributions to the Company in the future.

High Yield Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Investment Risks. The CLO equity and subordinated debt securities that the Company will acquire are typically unrated or rated below investment grade and are therefore considered “high yield” or “junk” securities and are considered speculative with respect to timely payment of distributions or interest and reinvestment or repayment of principal. The senior secured loans and other credit-related assets underlying CLOs are also typically high yield investments that are below investment grade. Investing in CLO equity and subordinated debt securities and other high yield investments involves greater credit and liquidity risk than investment grade obligations, which may adversely impact the Company’s performance. High-yield investments, including collateral held by CLOs in which the Company invests, generally have limited liquidity. As a result, prices of high-yield investments have at times experienced significant and rapid decline when a substantial number of holders (or a few holders of a significantly large “block” of the securities) decide to sell. In addition, the Company (or the CLOs in which it invests) may have difficulty disposing of certain high-yield investments because there may be a thin trading market for such securities.

Limited Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]																Limited Investment Opportunities Risk. The market for CLO securities is more limited than the market for other credit related investments. Sufficient investment opportunities for the Company’s capital may not be available.
Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]																Credit Risk. If (1) a CLO in which the Company invests, (2) an underlying asset of any such CLO or (3) any other type of credit investment in the Company’s portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status, the Company’s income, NAV and/or market price may be adversely impacted.
Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment Risk. The assets underlying the CLO securities in which the Company invests are subject to prepayment by the underlying corporate borrowers. In addition, the CLO securities and related investments in which it invests are subject to prepayment risk. The Company’s investment performance may be adversely impacted if the Company, or a CLO collateral manager of a CLO in which the Company invests, is unable to reinvest prepaid amounts in a new investment with an expected rate of return at least equal to that of the investment repaid or in a short time period following prepayment.

Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]																Liquidity Risks. To the extent the Company invests in illiquid instruments, it may not be able to sell such investments at prices that reflect its assessment of their fair value or the amount paid for such investments by it. Specifically, the subordinated or equity tranche CLO securities the Company intends to acquire are illiquid investments and subject to extensive transfer restrictions, and no party is under any obligation to make a market for subordinated notes. At times, there may be no market for subordinated notes, and the Company may not be able to sell or otherwise transfer subordinated notes at their fair value, or at all, in the event that it determines to sell them.
Counterparty Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]																Counterparty Risks. The Company may be exposed to counterparty risk, which could make it difficult for it or the CLOs in which it invests to collect on obligations, thereby resulting in potentially significant losses.
Loan Accumulation Facilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Accumulation Facilities Risk. Investments in loan accumulation facilities, which acquire loans on an interim basis that are expected to form part of a CLO, may expose the Company to market, credit and leverage risks. In particular, in the event a planned CLO is not consummated, or the loans held in a loan accumulation facility are not eligible for purchase by the CLO, the Company may be responsible for either holding or disposing of the loans. This could expose the Company primarily to credit and/or mark-to-market losses and other risks. Investments in Loan Accumulation Facilities face other risks similar to CLO equity investments.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]																Currency Risk. Although the Company intends to primarily make investments denominated in U.S. dollars, it may make investments denominated in other currencies. The Company’s investments denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar.
Risks Related To An Investment In Our Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to an Investment in Our Securities. The following are risks related to investments in the Company’s securities:
•Shares of closed-end management investment companies, including the Company, have in the past frequently traded at discounts to their net asset values and have traded at or near historic lows as a result of concerns over liquidity, leverage restrictions and distribution requirements. The Company cannot assure that the market price of shares of its common stock will not decline below its net asset value per share.
•The Company’s common stock price may be volatile and may decrease substantially.
•Any amounts that the Company uses to service its preferred dividends, or that it uses to redeem its preferred stock, will not be available for distributions to its common stockholders.
•The Company’s common stock is subject to a risk of subordination relative to holders of its debt instruments and holders of its preferred stock.
•Holders of the Company’s preferred stock have the right to elect two members of the Company’s Board and class voting rights on certain matters.
Risks Related to an Investment in Our Securities
•Our shares of common stock have traded at a discount from NAV and our Series C Term Preferred Stock, Series E Term Preferred Stock and Series F Term Preferred Stock may not trade at favorable prices.
•The market price of our common stock may fluctuate and decrease significantly.
•We will have broad discretion over the use of proceeds of any offering conducted pursuant to a prospectus within the timeframe we have contemplated and will use proceeds in part to satisfy operating expenses.
•If we issue additional preferred stock, the NAV and market value of our common stock will likely become more volatile.
•Any amounts that we use to service our indebtedness or preferred dividends, or that we use to redeem our preferred stock, will not be available for distributions to our common stockholders.
•Holders of any preferred stock we might issue would have the right to elect members of our Board and class voting rights on certain matters.
•You may not receive distributions or our distributions may decline or may not grow over time.
The risk factor entitled “OFS Advisor’s liability is limited under the Investment Advisory Agreement, and we have agreed to indemnify OFS Advisor against certain liabilities, which may lead OFS Advisor to act in a riskier manner on our behalf than it would when acting for its own account.” in the Base Prospectus is replaced in its entirety as follows:
OFS Advisor’s liability is limited under the Investment Advisory Agreement, and we have agreed to indemnify OFS Advisor against certain liabilities, which may lead OFS Advisor to act in a riskier manner on our behalf than it would when acting for its own account.
Under the Investment Advisory Agreement, OFS Advisor does not assume any responsibility to us other than to render the services called for under the Investment Advisory Agreement, and it is not responsible for any action of our Board in following or declining to follow OFS Advisor’s advice or recommendations. OFS Advisor maintains a contractual and fiduciary relationship with us. Under the terms of the Investment Advisory Agreement, OFS Advisor and its affiliates and its and their respective directors, officers, managers, members, employees, partners and shareholders are not liable to us for acts or omissions performed in accordance with and pursuant to the Investment Advisory Agreement, except those resulting from acts constituting willful misfeasance, bad faith, gross negligence or reckless disregard of OFS Advisor’s duties under the Investment Advisory Agreement. In addition, we have agreed to indemnify OFS Advisor and its affiliates and its and their respective directors, officers, managers, members, employees, partners and shareholders from and against all damages, liabilities, costs and expenses (including reasonable legal fees and other amounts reasonably paid in settlement) incurred by such persons arising out of or based on performance by OFS Advisor of its obligations under the Investment Advisory Agreement, except where attributable to willful misfeasance, bad faith, gross negligence or reckless disregard of OFS Advisor’s duties under the Investment Advisory Agreement. These protections may lead OFS Advisor to act in a riskier manner when acting on our behalf than it would when acting for its own account.
The risk factor entitled “Events outside of our control, including public health crises, interest rate and inflation rate changes and significant market volatility, have negatively affected, and could continue to negatively affect, our CLO investments and our results of operations.” in the Base Prospectus is replaced in its entirety as follows:
Events outside of our control, including public health crises, rapidly changing interest and inflation rates and significant market volatility, have negatively affected, and could continue to negatively affect, our CLO investments and our results of operations.
Periods of market volatility may continue to occur in response to changes in interest rates and inflation rates, public health crises, or other events outside of our control. These types of events will continue to lead to disruptions in local, regional, national and global markets and economies, may lead to a recession, and have adversely affected, and will continue to adversely affect, our operating results.
In the recent past, inflation rates and food and energy costs increased, reflecting labor market, supply chain and transportation disruptions. There is significant uncertainty about the future relationship between the United States and other countries with respect to trade policies, treaties and tariffs. These developments may have a material impact on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Beginning in the fall of 2024, the U.S. Federal Reserve lowered interest rates several times, and although the U.S. Federal Reserve has signaled the potential for additional federal funds rate cuts, uncertainty remains regarding their timing and extent, including in response to federal policy.
Any of the foregoing factors, or other cascading effects of changing interest and inflation rates, could materially increase our costs, negatively impact our investment income and damage our results of operations and liquidity position, possibly to a significant degree. These impacts, the duration of which remains uncertain, have affected and will continue to adversely affect the Company’s operating results.
The risk factor entitled “Global economic, political and market conditions may adversely affect our business, ability to secure debt financing, results of operations and financial condition, including our revenue growth and profitability.” in the Base Prospectus is replaced in its entirety as follows:
Global economic, political and market conditions may adversely affect our business, ability to secure debt financing, results of operations and financial condition, including our revenue growth and profitability.
The uncertain state of the global economy, as well as various social, economic and political tensions in both the United States and around the world (including war, terrorist attacks and other forms of conflict), may contribute to increased market volatility, may have long term effects on the United States and worldwide financial markets, and may cause economic uncertainties or deterioration in the United States and worldwide. For example, there is currently geopolitical, economic and financial market instability in the United States, the United Kingdom, the European Union and China, and as a result of the ongoing war between Russia and Ukraine.
In addition, the impact of trade and immigration policies could add to price and wage pressures and may elevate inflation. Any disruptions in the capital markets, as a result of economic, political and market instability (including as a result of the current U.S. Presidential administration, a shutdown of U.S. government services, strikes, work stoppages, labor shortages, labor disputes, supply chain disruptions and accidents), may increase the spread between the yields realized on risk-free and higher risk securities and can result in illiquidity in parts of the capital markets, significant write-offs in the financial sector and re-pricing of credit risk in the broadly syndicated and other credit markets. These and any other unfavorable economic conditions could increase our funding costs, limit our access to the capital markets and result in a decision by lenders not to extend credit to us.
The ongoing war between Russia and Ukraine and the resulting global responses, including economic sanctions by the United States, the European Union and other countries, and the escalated armed conflict and regional tensions in the Middle East have increased, and could continue to increase, volatility and uncertainty in the financial markets and adversely affect regional and global economies. The extent and duration of the ongoing armed conflicts in Ukraine and the Middle East and the repercussions of such conflicts are impossible to predict, but could result in significant market disruptions and may further negatively affect global supply chains, energy prices, inflation and global growth.
The current elevated inflationary environment may continue and some economists predict that the U.S. economy may enter an economic recession. The current economic and financial market instability as well as the risk of recession, may lead to financial institutions limiting their lending activity and refinancing transactions. It may become difficult for us to secure appropriate financing to finance the growth of our investments on acceptable economic terms. Market volatility is also likely to result in borrower defaults and/or restructuring of existing credit arrangements. Major public health incidents may lead to significant economic disruption in the economy of the United States and the economies of other nations. Any such disruption or future pandemics, as well as the generally negative economic impact of such events, may have adverse impacts on our business and our results of operations and financial condition. While certain markets have shown signs of stabilizing, market conditions remain uncertain and a period of deterioration and volatility could re-emerge.
Negative economic trends would also increase the likelihood that major financial institutions or other entities having a significant impact on the financial and credit markets may suffer a bankruptcy or insolvency. In addition, certain industries may feel the impact of such negative economic trends more than others. There is a material possibility that economic activity will be volatile or will slow significantly, and some obligors may be significantly and negatively impacted by these negative economic trends. There can be no assurance that the leveraged finance and CLO markets will not be adversely impacted by future economic downturns or market volatility.
We may also be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution may cause a series of defaults by the other institutions. This is sometimes referred to as “systemic risk” and may adversely affect financial intermediaries with which we interact in the conduct of our business.
Overall uncertainty in the economic environment globally and in the United States may adversely affect our business, ability to secure debt financing, results of operations and financial condition, including our revenue growth and profitability. We continuously monitor developments and seek to manage our investments in a manner consistent with achieving our investment objective, but there can be no assurance that we will be successful in doing so.
The risk factor entitled “Adverse developments in the credit markets may impair our ability to secure debt financing.” in the Base Prospectus is replaced in its entirety as follows:
Adverse developments in the credit markets may impair our ability to secure debt financing.
Economic recessions or downturns may result in a prolonged period of market illiquidity, which could have a material adverse effect on our business, financial condition and results of operations. In past economic downturns, such as the financial crisis in the United States that began in mid-2007 and during other times of extreme market volatility, many commercial banks and other financial institutions stopped lending or significantly curtailed their lending activity. In addition, in an effort to stem losses and reduce their exposure to segments of the economy deemed to be high risk, some financial institutions limited routine refinancing and loan modification transactions and even reviewed the terms of existing facilities to identify bases for accelerating the maturity of existing lending facilities. In the event of a market downturn or recession, it may be difficult for us to obtain desired financing to finance the growth of our investments on acceptable economic terms, or at all.
Previous economic downturns have resulted in, among other things, increased draws by borrowers on revolving lines of credit and increased requests by borrowers for amendments, modifications and waivers of their credit agreements to avoid default or changed payment terms, increased defaults by such borrowers and/or increased difficulty in obtaining refinancing at the maturity dates of their loans. In addition, the duration and effectiveness of responsive measures implemented by governments and central banks to slow the effects of economic downturns cannot be predicted. The commencement, continuation, or cessation of government and central bank policies and economic stimulus programs, including changes in monetary policy involving interest rate adjustments or governmental policies, may contribute to the development of, or result in an increase in, market volatility, illiquidity and other adverse effects that could negatively impact the credit markets and us.
If we are unable to consummate credit facilities on commercially reasonable terms, our liquidity may be reduced significantly. If we are unable to repay amounts outstanding under any facility we may enter into and are declared in default or are unable to renew or refinance any such facility, it would limit our ability to initiate significant originations or to operate our business in the normal course. These situations may arise due to circumstances that we may be unable to control, such as inaccessibility of the credit markets, a severe decline in the value of the U.S. dollar, an economic downturn or an operational problem that affects third parties or us, and could materially damage our business. Moreover, we are unable to predict when economic and market conditions may be favorable or if adverse conditions in particular sectors of the financial markets could adversely impact our business.
The risk factor entitled “Our ability to enter into transactions with our affiliates is restricted, which may limit the scope of investments available to us.” in the Base Prospectus is replaced in its entirety as follows:
Our ability to enter into transactions with our affiliates is restricted, which may limit the scope of investments available to us.
Registered investment companies generally are prohibited under the 1940 Act from knowingly participating in certain transactions with their affiliates without the prior approval of the SEC. Those transactions include purchases and sales, and so-called “joint” transactions, in which a registered investment company and one or more of its affiliates engage in certain types of profit-making activities. Any person that owns, directly or indirectly, five percent or more of a registered investment company’s outstanding voting securities will be considered an affiliate of the registered investment company for purposes of the 1940 Act, and a registered investment company generally is prohibited from engaging in purchases or sales of assets or joint transactions with such affiliates, absent the prior approval of the SEC. Additionally, without the approval of the SEC, a registered investment company is prohibited from engaging in purchases or sales of assets or joint transactions with the registered investment company’s officers, directors, and employees, and advisor (and its affiliates).
Registered investment companies may, however, invest alongside certain affiliates in certain circumstances where doing so is consistent with current law and SEC staff interpretations. For example, a registered investment company may invest alongside such affiliates consistent with guidance promulgated by the SEC staff permitting the registered investment company and such other accounts to purchase interests in privately placed securities so long as certain conditions are met, including that the registered investment company’s advisor, acting on the registered investment company’s behalf and on behalf of other clients, negotiates no term other than price. Co-investment with such other accounts is not permitted or appropriate under this guidance when there is an opportunity to invest in different securities of the same issuer or where the different investments could be expected to result in a conflict between the registered investment company’s interests and those of other accounts.
On August 4, 2020, we received the Order from the SEC, which superseded our prior co-investment exemptive order issued on October 12, 2016, and which permits us greater flexibility to enter into co-investment transactions. The Order permits us to co-invest in portfolio companies with certain other funds managed by OFS Advisor or investment advisers controlling, controlled by, or under common control with OFS Advisor provided we comply with certain conditions. Pursuant to the Order, we are generally permitted to co-invest with such funds if a “required majority” (as defined in Section 57(o) of the 1940 Act) of our independent directors make certain conclusions in connection with a co-investment transaction, including that: (1) the terms of the transactions, including the consideration to be paid, are reasonable and fair to us and our stockholders and do not involve overreaching of us or our stockholders on the part of any person concerned; (2) the transaction is consistent with the interests of our stockholders and is consistent with our investment objective and strategies; (3) the investment by our affiliates would not disadvantage us, and our participation would not be on a basis different from or less advantageous than on which our affiliates are investing; and (4) the proposed investment by us would not benefit OFS Advisor, other affiliates that are participating in the investment, or any affiliated person of any of them (other than parties to the transaction), except to the extent permitted by the exemptive relief and applicable law, including the limitations set forth in Section 57(k) of the 1940 Act.
In addition, we may file a new application for exemptive relief that, if granted, would supersede our existing Order and permit us to co-invest pursuant to a different set of conditions than those in our existing Order. However, if filed, there is no guarantee that such application will be granted.
When we invest alongside OFSAM Holdings and its affiliates or their respective other clients, OFS Advisor will, to the extent consistent with applicable law, regulatory guidance, and/or the Order, allocate investment opportunities in accordance with its allocation policy. Under this allocation policy, if two or more investment vehicles with similar or overlapping investment strategies are in their investment periods, an available opportunity will be allocated based on the provisions governing allocations of such investment opportunities in the relevant organizational, offering or similar documents, if any, for such investment vehicles. In the absence of any such provisions, OFS Advisor will consider the following factors and the weight that should be given with respect to each of these factors:
•investment guidelines and/or restrictions, if any, set forth in the applicable organizational, offering or similar documents for the investment vehicles;
•status of tax restrictions and tests and other regulatory restrictions and tests;
•risk and return profile of the investment vehicles;
•suitability/priority of a particular investment for the investment vehicles;
•if applicable, the targeted position size of the investment for the investment vehicles;
•level of available cash for investment with respect to the investment vehicles;
•total amount of funds committed to the investment vehicles; and
•the age of the investment vehicles and the remaining term of their respective investment periods, if any.
When not relying on the Order, priority as to opportunities will generally be given to accounts that are in their “ramp-up” period, or the period during which the account has yet to reach sufficient scale such that its investment income covers its operating expenses, over the accounts that are outside their ramp-up period but still within their investment or re-investment periods. However, application of one or more of the factors listed above, or other factors determined to be relevant or appropriate, may result in the allocation of an investment opportunity to a fund no longer in its ramp-up period over a fund that is still within its ramp-up period.
In situations where co-investment with other accounts is not permitted or appropriate, OFS Advisor will need to decide which account will proceed with the investment. The decision by OFS Advisor to allocate an opportunity to another entity could cause us to forego an investment opportunity that we otherwise would have made. These restrictions, and similar restrictions that limit our ability to transact business with our officers or directors or their affiliates, may limit the scope of investment opportunities that would otherwise be available to us.
The risk factor entitled “We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.” in the Base Prospectus is replaced in its entirety as follows:
We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.
We may incur, directly or indirectly, through one or more special purpose vehicles, indebtedness for borrowed money, as well as leverage in the form of derivative transactions, preferred stock and other structures and instruments, in significant amounts and on terms that OFS Advisor and our Board deem appropriate, subject to applicable limitations under the 1940 Act. Any such borrowings do not include embedded or inherent leverage in the CLO structures in which we intend to invest or in derivative instruments in which we may invest. Such leverage may be used for the acquisition and financing of our investments, to pay fees and expenses and for other purposes. Any such leverage we incur may be secured and/or unsecured and senior and/or subordinated. Moreover, CLOs by their very nature are leveraged vehicles. Accordingly, there may be a layering of leverage in our overall structure.
Leverage creates risks which may adversely affect the return for the holders of shares of our common stock, including:
•The likelihood of greater volatility of NAV and market price of shares of our common stock;
•Fluctuations in the interest rates on borrowings and short-term debt;
•Increased operating costs, which may reduce our total return to the holders of shares of our common stock;
•The fees and expenses attributed to leverage, including all offering and operating expenses relating to any preferred stock, will be borne by holders of shares of our common stock; and
•The potential for a decline in the value of an investment acquired through leverage while our obligations under such leverage remain fixed.
The more leverage is employed, the more likely a substantial change will occur in our NAV. Accordingly, any event that adversely affects the value of an investment would be magnified to the extent leverage is utilized. For instance, any decrease in our income would cause net income to decline more sharply than it would have had we not borrowed. Such a decline could also negatively affect our ability to make dividend payments on shares of our common stock. Leverage is generally considered a speculative investment technique. Our ability to service any debt that we incur will depend largely on our financial performance and will be subject to prevailing economic conditions and competitive pressures. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if our investments were not leveraged.
As a registered closed-end management investment company, we are generally required to meet certain asset coverage ratios, defined under the 1940 Act, with respect to any senior securities. With respect to senior securities representing indebtedness (i.e., borrowings or deemed borrowings), other than temporary borrowings as defined under the 1940 Act, we are required to have an asset coverage ratio of at least 300%, as measured at the time of borrowing and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness. With respect to senior securities that are stocks (i.e., shares of preferred stock, including our Series C Term Preferred Stock, Series D Term Preferred Stock, Series E Term Preferred Stock, Series F Term Preferred Stock and Series G Term Preferred Stock), we are required to have an asset coverage ratio of at least 200%, as measured at the time of the issuance of any such shares of preferred stock and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding shares of preferred stock. As of October 31, 2025, we had $23.0 million of the Series C Term Preferred Stock principal outstanding with a preferred distribution rate equal to 6.125% per annum issued in April 2021, $3.0 million of the Series D Term Preferred Stock principal outstanding with a preferred distribution rate equal to 6.00% per annum issued in June 2021, $35.0 million of the Series E Term Preferred Stock principal outstanding with a preferred distribution rate equal to 5.25% per annum issued in December 2021, $29.9 million of the Series F Term Preferred Stock principal outstanding with a preferred distribution rate equal to 7.875% per annum issued in October 2024, and $25.0 million of the Series G Term Preferred Stock principal outstanding with a preferred distribution rate equal to 8.00% per annum issued in April 2025.
If our asset coverage ratio declines below 300% (or 200%, as applicable), we would not be able to incur additional debt or issue additional preferred stock and could be required by law to sell a portion of our investments to repay some debt when it is disadvantageous to do so, which could have a material adverse effect on our operations, and we would not be able to make certain distributions or pay dividends. The amount of leverage that we employ will depend on OFS Advisor’s and our Board’s assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us.
In addition, any debt facility into which we may enter would likely impose financial and operating covenants that restrict our business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our status as a RIC under Subchapter M of the Code.
The risk factor entitled “Regulations governing our operation as a registered closed-end management investment company affect our ability to raise additional capital and the way in which we do so. Raising debt capital may expose us to risks, including the typical risks associated with leverage.” in the Base Prospectus is replaced in its entirety as follows:
Regulations governing our operation as a registered closed-end management investment company affect our ability to raise additional capital and the way in which we do so. Raising debt capital may expose us to risks, including the typical risks associated with leverage.
We may in the future issue debt securities or additional preferred stock and/or borrow money from banks or other financial institutions, which we refer to collectively as “senior securities,” up to the maximum amount permitted by the 1940 Act. Under the provisions of the 1940 Act, we are permitted, as a registered closed-end management investment company, to issue senior securities provided we meet certain asset coverage ratios (i.e., 300% for senior securities representing indebtedness and 200% in the case of the issuance of preferred stock under current law). If the value of our assets declines, we may be unable to satisfy this test. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness (including by redeeming shares of our Series C Term Preferred Stock, our Series D Term Preferred Stock, our Series E Term Preferred Stock, our Series F Term Preferred Stock, our Series G Term Preferred Stock, or of a portion of any future series of preferred stock or notes that may be outstanding) at a time when such sales may be disadvantageous. Also, any amounts that we use to service our indebtedness would not be available for distributions to our stockholders.
The risk factor entitled “Changes in laws or regulations governing our business, or changes in the interpretations thereof, may adversely affect our business, results of operations or cause us to alter our business strategy.” in the Base Prospectus is replaced in its entirety as follows:
Changes in laws or regulations governing our business, or changes in the interpretations thereof, may adversely affect our business, results of operations or cause us to alter our business strategy.
We, the CLO vehicles in which we invest, and the portfolio companies whose securities are held by such CLO vehicles (the “CLO Portfolio Companies”) will be subject to applicable local, state and federal laws and regulations, including, without limitation, federal securities laws and regulations. These laws and regulations, including applicable accounting standards, as well as their interpretation, may change from time to time, including as the result of directives from the U.S. President and others in the executive branch and new laws, regulations, accounting standards and interpretations may also come into effect. As a result of the 2024 U.S. presidential election, one political party currently controls both the executive and legislative branches of government, which increases the likelihood that legislation may be adopted that could significantly affect the regulation of U.S. financial markets. Regulatory changes could result in greater competition from banks and other lenders with which we compete for lending and other investment opportunities. The United States may also potentially withdraw from or renegotiate various trade agreements and take other actions that would change current trade policies of the United States. This could impose greater costs on all sectors and on financial services companies in particular and could have a material adverse effect on our business. Thus, any such changes, if they occur, could have a material adverse effect on our results of operations and the value of your investment. See also, “—The application of the risk retention rules under Section 941 of the Dodd-Frank Act and other similar European Union and United Kingdom laws to CLOs may have broader effects on the CLO and loan markets in general, potentially resulting in fewer or less desirable investment opportunities for us.”
In addition, in June 2024, the U.S. Supreme Court reversed its longstanding approach under the Chevron doctrine, which provided for judicial deference to regulatory agencies. As a result of this decision, we cannot be sure whether there will be increased challenges to existing agency regulations or how lower courts will apply the decision in the context of other regulatory schemes without more specific guidance from the U.S. Supreme Court. For example, the U.S. Supreme Court's decision could significantly impact consumer protection, advertising, privacy, artificial intelligence, anti-corruption and anti- money laundering practices and other regulatory regimes with which we are required to comply. Any such regulatory developments could result in uncertainty about and changes in the ways such regulations apply to us, and may require additional resources to ensure our continued compliance. We cannot predict which, if any, of these actions will be taken or, if taken, their effect on the financial stability of the United States. Such actions could have a significant adverse effect on our business, financial condition and results of operations.
The risk factor entitled “Our cash and cash equivalents could be adversely affected if the financial institutions in which we hold our cash and cash equivalents fail.” in the Base Prospectus is replaced in its entirety as follows:
Ongoing developments in the banking sector could materially affect the success of our activities and investments.
Ongoing developments involving insolvency, closure, receivership or other financial distress or difficulty and related events experienced by certain U.S. and non-U.S. banks (each, a “Distress Event”), have generally caused uncertainty and fear of instability in the global financial system. In addition, eroding market sentiment and speculation of potential future Distress Events have caused other financial institutions - in particular smaller and/or regional banks - to experience volatile stock prices and significant losses in their equity value, and there is concern that depositors at these institutions have withdrawn, or may withdraw in the future, significant sums from their accounts at these institutions, potentially triggering the occurrence of additional Distress Events. Notwithstanding intervention by certain U.S. and non-U.S. governmental agencies to protect the uninsured depositors of banks that have recently experienced Distress Events, there is no guarantee that depositors (which depositors could include us and/or CLO Portfolio Companies that have assets in excess of the Federal Deposit Insurance Corporation insurance limit on deposit with a financial institution that experiences a Distress Event will be made whole or, even if made whole, that such deposits will become available for withdrawal or other usage on a timely basis. For example, we regularly maintain cash balances at third-party financial institutions in excess of the Federal Deposit Insurance Corporation insurance limit. If a depository institution fails to return these deposits or is otherwise subject to adverse conditions in the financial or credit markets, our access to invested cash or cash equivalents could be limited which would adversely impact our results of operations or financial condition.
There is a risk that other banks, other lenders, or other financial institutions (including such financial institutions in their respective capacities as brokers, hedging counterparties, custodians, loan servicers, administrators, intermediary or other service providers) may be similarly impacted, and it is uncertain what steps (if any) government or other regulators may take in such circumstances. As a consequence, for example, we may be delayed or prevented from accessing funds or other assets, making any required payments under debt or other contractual obligations, paying distributions or pursuing key strategic initiatives. In addition, such banks’ or other financial institutions’ Distress Events and/or attendant instability could adversely affect, in certain circumstances, the ability of co-lenders or other parties to undertake and/or execute transactions with us, which in turn may result in fewer investment opportunities being made available to us or being consummated by us, result in shortfalls or defaults under existing investments, or impact our ability to provide additional follow-on support to CLO vehicles in which we invest.
In addition, in the event that a financial institution that provides credit facilities and/or other financing to us and/or one or more of the CLO Portfolio Companies closes or experiences any other Distress Event, there can be no assurance that such financial institution will honor its obligations to provide such financing or that we or such CLO Portfolio Company will be able to secure replacement financing or credit accommodations at all or on similar terms, or be able to do so without suffering delays or incurring losses or significant additional expenses. Similarly, if a Distress Event leads to a loss of access to a financial institution’s other services (in addition to financing and other credit accommodations), it is also possible that we will incur additional expenses or delays in putting in place alternative arrangements or that such alternative arrangements will be less favorable than those formerly in place (with respect to economic terms, service levels, access to capital, or otherwise). We are subject to similar risks if a financial institution utilized by our investors or by vendors, brokers, dealers, custodians, loan and portfolio servicers, hedging and other service providers or other counterparties becomes subject to a Distress Event, which could have a material adverse effect on us.
Uncertainty caused by recent bank failures - and general concern regarding the financial health and outlook for other financial institutions - could have an overall negative effect on banking systems and financial markets generally. These recent developments may also have other implications for broader economic and monetary policy, including interest rate policy. For the foregoing reasons, there can be no assurances that conditions in the banking sector and in global financial markets will not worsen and/or adversely affect us or our financial performance
The risk factor entitled “Global climate change may impact the businesses in which we invest and harm our business, operating results and financial condition.” in the Base Prospectus is replaced in its entirety as follows:
Global climate change or the legal, regulatory or market responses to such change may impact the businesses in which we invest and harm our business, operating results and financial condition.
There may be evidence of global climate change and the long-term effects of it are difficult to predict. Climate change creates physical and financial risk and some of the companies whose loans are held by the CLO vehicles in which we invest may be adversely affected by climate change. For example, the needs of customers of energy companies vary with weather conditions, primarily temperature and humidity. To the extent weather conditions are affected by climate change, energy use could increase or decrease depending on the duration and magnitude of any changes. Increases in the cost of energy could adversely affect the cost of operations of companies whose loans are held by the CLO vehicles in which we invest if the use of energy products or services is material to their business. A decrease in energy use due to weather changes may affect some of these companies’ financial condition, through decreased revenues. Extreme weather conditions in general require more backup systems, adding to costs, and can contribute to increased system stresses, including service interruptions.
Regulatory and voluntary initiatives launched by international, federal, state, and regional policymakers and regulatory authorities as well as private actors seeking to reduce greenhouse gas emissions may expose our investments to other types of transition risks, such as: (i) political and policy risks (including changing regulatory incentives, and legal requirements, including with respect to greenhouse gas emissions, that could result in increased costs or changes in business operations); (ii) regulatory and litigation risks (including changing legal requirements that could result in increased permitting, tax and compliance costs, changes in business operations, or the discontinuance of certain operations, and litigation seeking monetary or injunctive relief from impacts related to climate change); (iii) technology and market risks (including a declining market for investments in industries seen as greenhouse gas intensive or less effective than alternatives in reducing greenhouse gas emissions); (iv) business trend risks (including the increased attention to environmental, social and governance (“ESG”) considerations by our investors in their investment decisions; and (v) potential harm to our reputation if our stockholders believe that we are not adequately or appropriately responding to climate change and/or climate risk management, including through the way in which we operate our business, the composition of our portfolio, our new investments or the decisions we make to continue to conduct or change our activities in response to climate change considerations.
The risk factor entitled “The application of the risk retention rules to CLOs under Section 941 of the Dodd-Frank Act and other similar European Union and United Kingdom laws may have broader effects on the CLO and loan markets in general, potentially resulting in fewer or less desirable investment opportunities for us.” in the Base Prospectus is replaced in its entirety as follows:
The application of the risk retention rules under Section 941 of the Dodd-Frank Act and other similar European Union and United Kingdom laws to CLOs may have broader effects on the CLO and loan markets in general, potentially resulting in fewer or less desirable investment opportunities for us.
Section 941 of the Dodd-Frank Act added a provision to the Exchange Act, as amended, requiring the seller, sponsor or securitizer of a securitization vehicle to retain no less than five percent of the credit risk in assets it sells into a securitization and prohibiting such securitizer from directly or indirectly hedging or otherwise transferring the retained credit risk. The responsible federal agencies adopted final rules implementing these restrictions on October 22, 2014. The risk retention rules became effective with respect to CLOs two years after publication in the Federal Register. Under the final rules, the asset manager of a CLO is considered the sponsor of a securitization vehicle and is required to retain five percent of the credit risk in the CLO, which may be retained horizontally in the equity tranche of the CLO or vertically as a five percent interest in each tranche of the securities issued by the CLO. Although the final rules contain an exemption from such requirements for the asset manager of a CLO if, among other things, the originator or lead arranger of all of the loans acquired by the CLO retain such risk at the asset level and, at origination of such asset, takes a loan tranche of at least 20% of the aggregate principal balance, it is possible that the originators and lead arrangers of loans in this market will not agree to assume this risk or provide such retention at origination of the asset in a manner that would provide meaningful relief from the risk retention requirements for CLO managers.
Collateral managers of “open market CLOs” are no longer required to comply with the U.S. risk retention rules at this time. On February 9, 2018, a three-judge panel (the “Panel”) of the United States Court of Appeals for the D.C. Circuit (the “Appellate Court”) ruled in favor of an appeal by the Loan Syndications and Trading Association (the “LSTA”) against the SEC and the Board of Governors of the Federal Reserve System (the “Applicable Governmental Agencies”) that managers of so-called “open market CLOs” are not “securitizers” under Section 941 of the Dodd-Frank Act and, therefore, are not subject to the requirements of the U.S. risk retention rules (the “Appellate Court Ruling”). The LSTA was appealing from a judgment entered by the United States District Court for the District of Columbia (the “D.C. District Court”), which granted summary judgment in favor of the SEC and Federal Reserve and against the LSTA with respect to its challenges. On April 5, 2018, the D.C. District Court entered an order implementing the Appellate Court Ruling and thereby vacated the U.S. risk retention rules insofar as they apply to CLO managers of “open market CLOs”.
As such, collateral managers of open market CLOs are no longer required to comply with the U.S. risk retention rules at this time. It is possible that some collateral managers of open market CLOs will decide to dispose of the notes constituting the “eligible vertical interest” or “eligible horizontal interest” they were previously required to retain, or decide to take other action with respect to such notes that is not otherwise permitted by the U.S. risk retention rules. As a result of this decision, certain CLO managers of “open market CLOs” will no longer be required to comply with the U.S. risk retention rules solely because of their roles as managers of “open market CLOs”, and there may be no “sponsor” of such securitization transactions and no party may be required to acquire and retain an economic interest in the credit risk of the securitized assets of such transactions.
There can be no assurance or representation that any of the transactions, structures or arrangements currently under consideration by or currently used by CLO market participants will comply with the U.S. risk retention rules to the extent such rules are reinstated or otherwise become applicable to open market CLOs. The ultimate impact of the U.S. risk retention rules on the loan securitization market and the leveraged loan market generally remains uncertain, and any negative impact on secondary market liquidity for securities comprising a CLO may be experienced due to the effects of the U.S. risk retention rules on market expectations or uncertainty, the relative appeal of other investments not impacted by the U.S. risk retention rules and other factors.
In the European Union and the United Kingdom, there has also been an increase in political and regulatory scrutiny of the securitization industry. Regulation EU 2017/2402 of the European Parliament and the Council of 12 December 2017 laying down a general framework for securitization and creating a specific framework for simple, transparent and standardized securitization including any implementing regulation, technical standards and official guidance related thereto, as may be amended, varied or substituted from time to time (the “EU Securitization Regulation”) became effective on January 17, 2018 and applies to all new securitizations issued on or after January 1, 2019. The EU Securitization Regulation repealed and replaced the prior EU risk retention requirements with a single regime that applies to European credit institutions, institutions for occupational retirement provision, investment firms, insurance and reinsurance companies, alternative investment fund managers that manage and/or market their alternative investment funds in the EU, undertakings for collective investment in transferable securities regulated pursuant to EU Directive 2009/65/EC and the management companies thereof and, subject to some exceptions, institutions for occupational pension provision (IORPs), each as set out in the EU Securitization Regulation (such investors, “EU Affected Investors”). Such EU Affected Investors may be subject to punitive capital requirements and/or other regulatory penalties with respect to investments in securitizations that fail to comply with the EU Securitization Regulation.
The securitization framework in the UK is currently set out in: (i) the Securitisation Regulations 2024 (SI 2024/102) (the “SR 2024”) made by the UK Treasury, (ii) the Securitisation Sourcebook of the Financial Conduct Authority Handbook (the “FCASR”) published by the UK Financial Conduct Authority (the “FCA”), (iii) the Securitisation Part of the Prudential Regulation Authority Rulebook (the “PRASR”) published by the UK Prudential Regulation Authority (the “PRA”), and (iv) those provisions of the Financial Services and Markets Act 2000 (the “FSMA”) conferring power on the UK Treasury, the FCA and the PRA to make, respectively, the SR 2024, the rules in the FCASR and the rules in the PRASR, and those provisions of the FSMA referred to in, as applicable, the SR 2024, the FCASR and the PRASR, in the case of each of paragraphs (i) to (iv) (inclusive), as amended, supplemented or replaced from time to time (together, the “UK Securitization Framework” and, together with the EU Securitization Regulation, the “Securitization Regulations”).
The UK Securitization Framework applies to insurance undertakings and reinsurance undertakings as defined in the FSMA, the trustee or managers of, occupational pension schemes as defined in the Pension Schemes Act 1993 that have their main administration in the UK, and certain fund managers of such schemes, alternative investment fund managers as defined in the Alternative Investment Fund Managers Regulations 2013 which market or manage alternative investment funds in the UK (and additionally, small registered UK alternative investment fund managers as defined in the UK Alternative Investment Fund Managers Regulations 2013), UCITS (as defined in the FSMA), which are authorized open ended investment companies as defined in the FSMA, and management companies as defined in the FSMA, Financial Conduct Authority firms as defined in Regulation (EU) No 575/2013 as it forms part of UK domestic law by virtue of the EUWA subject to amendments made by the Capital Requirements (Amendment) (EU Exit) Regulations 2018 (SI 2018/1401) and as amended (the “UK CRR”), CRR firms as defined in the UK CRR and certain consolidated affiliates of such UK CRR firms (such investors and each relevant affiliate, “UK Affected Investors” and together with EU Affected Investors, the “Affected Investors”). UK Affected Investors may be subject to punitive capital requirements and/or other regulatory penalties with respect to investments in securitizations that fail to comply with the UK Securitization Framework. The Securitization Regulations restrict Affected Investors from investing in securitizations unless, among other things: (a)(i) the originator, sponsor or original lender with respect to the relevant securitization will retain, on an on-going basis, a net economic interest of not less than 5% with respect to certain specified credit risk tranches or securitized exposures; (ii) the risk retention is disclosed to the investor in accordance with the applicable Securitization Regulation and (iii) certain information and/or reports (which in the case of EU Affected Investors must fully comply with the EU Securitization Regulation transparency requirements); and (b) such investor is able to demonstrate that it has undertaken certain due diligence with respect to various matters, including the risk characteristics of its investment position and the underlying assets, and that procedures are established for such activities to be monitored on an on-going basis. There are material differences between the Securitization Regulations and risk retention requirements that applied prior to the enactment of the Securitization Regulations, particularly with respect to transaction transparency, reporting and diligence requirements and the imposition of a direct compliance obligation on the “sponsor”, “originator” or “original lender” of a securitization where such entity is established in the EU.
CLOs issued in Europe are generally structured in compliance with the Securitization Regulations so that Affected Investors can invest in compliance with such requirements. To the extent a CLO is structured in compliance with the Securitization Regulations, our ability to invest in the residual tranches of such CLOs could be limited, or we could be required to hold our investment for the life of the CLO. If a CLO has not been structured to comply with the Securitization Regulations, it will limit the ability of EEA/UK regulated institutional investors to purchase CLO securities, which may adversely affect the price and liquidity of the securities (including the residual tranche) in the secondary market. Additionally, the Securitization Regulations and any regulatory uncertainty in relation thereto may reduce the issuance of new CLOs and reduce the liquidity provided by CLOs to the leveraged loan market generally. Reduced liquidity in the loan market could reduce investment opportunities for collateral managers, which could negatively affect the return of our investments. Any reduction in the volume and liquidity provided by CLOs to the leveraged loan market could also reduce opportunities to redeem or refinance the securities comprising a CLO in an optional redemption or refinancing and could negatively affect the ability of obligors to refinance their collateral obligations, either of which developments could increase defaulted obligations above historic levels.
The Japanese Financial Services Agency (the “JFSA”) published a risk retention rule as part of the regulatory capital regulation of certain categories of Japanese investors seeking to invest in securitization transactions (the “JRR Rule”). The JRR Rule mandates an “indirect” compliance requirement, meaning that certain categories of Japanese investors will be required to apply higher risk weighting to securitization exposures they hold unless the relevant originator commits to hold a retention interest equal to at least 5% of the exposure of the total underlying assets in the transaction (the “Japanese Retention Requirement”) or such investors determine that the underlying assets were not “inappropriately originated.” The Japanese investors to which the JRR Rule applies include banks, bank holding companies, credit unions (shinyo kinko), credit cooperatives (shinyo kumiai), labor credit unions (rodo kinko), agricultural credit cooperatives (nogyo kyodo kumiai), ultimate parent companies of large securities companies and certain other financial institutions regulated in Japan (such investors, “Japanese Affected Investors”). Such Japanese Affected Investors may be subject to punitive capital requirements and/or other regulatory penalties with respect to investments in securitizations that fail to comply with the Japanese Retention Requirement.
The JRR Rule became effective on March 31, 2019. At this time, there are a number of unresolved questions and no established line of authority, regulatory guidance, precedent or market practice that provides definitive guidance with respect to the JRR Rule, and no assurances can be made as to the content, impact or interpretation of the JRR Rule. In particular, the basis for the determination of whether an asset is “inappropriately originated” remains unclear and, therefore, unless the JFSA provides further specific clarification, it is possible that CLO securities we have purchased may contain assets deemed to be “inappropriately originated” and, as a result, may not be exempt from the Japanese Retention Requirement. The JRR Rule or other similar requirements may deter Japanese Affected Investors from purchasing CLO securities, which may limit the liquidity of CLO securities and, in turn, adversely affect the price of such CLO securities in the secondary market. Whether and to what extent the JFSA may provide further clarification or interpretation as to the JRR Rule is unknown.
The risk factor entitled “We are dependent on the collateral managers of the CLOs in which we invest and those CLOs are generally not registered under the 1940 Act.” in the Base Prospectus is replaced in its entirety as follows:
We are dependent on the collateral managers of the CLOs in which we invest and those CLOs are generally not registered under the 1940 Act.
We rely on CLO collateral managers to administer and review the portfolios of collateral they manage. The actions of the CLO collateral managers may significantly affect the return on our investments. The ability of each CLO collateral manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on our investments, as we may not be provided with information on a timely basis in order to take appropriate measures to manage our risks. We also rely on CLO collateral managers to act in the best interests of a CLO it manages. If any CLO collateral manager were to act in a manner that was not in the best interest of the CLOs (e.g., gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of such investments.
Collateral managers are subject to removal or replacement by other holders of CLO securities without our consent and may also voluntarily resign as collateral manager or assign their role as collateral manager to another entity. There can be no assurance that any removal, replacement, resignation or assignment of any particular CLO manager’s role will not adversely affect the returns on the CLO securities in which we invest.
In addition, the CLOs in which we invest are generally not registered as investment companies under the 1940 Act. As a result, investors in these CLOs are not afforded the protections that investors in an investment company registered under the 1940 Act would have.
The risk factor entitled “We and our investments are subject to interest rate risk.” in the Base Prospectus is replaced in its entirety as follows:
We and our investments are subject to interest rate risk.
Since we may incur leverage to make investments, our net investment income depends, in part, upon the difference between the rate at which we borrow funds and the rate at which we invest those funds.
In a fluctuating interest rate environment, any leverage that we incur may bear a higher or lower interest rate than previously incurred. There may not, however, be a corresponding change in our investment income. In the event that our interest expense were to increase relative to income, it might reduce our ability to service the interest obligations on, and to repay the principal of, our indebtedness, and our net investment income could be adversely impacted, as well as our capacity to pay distributions to our stockholders.
The fair value of certain of our investments may be significantly affected by changes in interest rates. Although senior secured loans are generally floating rate instruments, our investments in senior secured loans through CLOs are sensitive to interest rate levels and volatility. Although CLOs are generally structured to mitigate the risk of interest rate mismatch, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO equity investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in a fluctuating interest rate environment and/or economic downturn, loan defaults may increase, resulting in losses for the CLOs in which we invest and result in credit losses that may adversely affect our cash flow, fair value of our assets and operating results.
In addition, fluctuating interest rates may influence prepayment rates, as corporate borrowers look to avoid escalating interest payments or refinance floating rate loans. Further, a general rise in interest rates will increase the financing costs of CLOs.
SOFR Floor Risk. Because CLOs generally issue debt on a floating rate basis, an increase in the Secured Overnight Financing Rate (“SOFR”) will increase the financing costs of CLOs. Many of the senior secured loans held by these CLOs have SOFR floors such that, when SOFR is below the stated SOFR floor, the stated SOFR floor (rather than SOFR itself) is used to determine the interest payable under the loans. Therefore, if SOFR increases but stays below the average SOFR floor rate of the senior secured loans held by a CLO, there would not be a corresponding increase in the investment income of such CLOs. The combination of increased financing costs without a corresponding increase in investment income in such a scenario would result in smaller distributions to equity holders of a CLO.
Reference Rate Risk. As of September 30, 2024, no settings of the London Interbank Offered Rate (“LIBOR”) continue to be published. On March 15, 2022, the Consolidation Appropriations Act of 2022, which includes the Adjustable Interest Rate (LIBOR) Act (“LIBOR Act”), was signed into law in the United States. This legislation established a uniform benchmark replacement process for certain financial contracts that matured after June 30, 2023 that do not contain clearly defined or practicable LIBOR fallback provisions. The Federal Reserve Board adopted a final rule in December 2022 implementing the LIBOR Act and specified benchmarks based on SOFR.
Although the transition process away from LIBOR has become increasingly well-defined, the transition process is complex. SOFR appears to be the preferred replacement for U.S. dollar LIBOR, but it is unclear if other benchmarks may emerge. These developments and the use of SOFR or other alternative reference rates could have adverse impacts on our business, financial condition and results of operations, including, among other things, increased volatility or illiquidity in markets for instruments that continue to rely on LIBOR or which have been transitioned away from LIBOR to a different rate like SOFR and, in any case, could result in a reduction in the value of certain investments held by us.
Benchmark Rate Mismatch. Many underlying corporate borrowers can elect to pay interest based on 1-month term SOFR, 3-month term SOFR and/or other term SOFR or benchmark rates in respect of the loans held by CLOs in which we are invested, in each case plus an applicable spread, whereas CLOs generally pay interest to holders of the CLO’s debt tranches based on 3-month term SOFR plus a spread. The 3-month term SOFR rate may fluctuate in excess of other potential term SOFR or other benchmark rates, which may result in many underlying corporate borrowers electing to pay interest based on a shorter or different, but in any event, lower term SOFR or other benchmark rate. This mismatch in the rate at which CLOs earn interest and the rate at which they pay interest on their debt tranches negatively impacts the cash flows on a CLO’s equity tranche, which may in turn adversely affect our cash flows and results of operations. Unless spreads are adjusted to account for such increases, these negative impacts may worsen as the amount by which the 3-month term rate exceeds such other chosen term SOFR or other benchmark rate.
Relatedly, a decrease in interest income generated by senior secured loans held by the CLO Portfolio Companies might lower the cash flows available to the Company from its CLO investments, particularly its equity tranches. Lower interest rates may result in increased loan prepayments and reinvestment of proceeds at reduced yields. As a result, a declining interest rate environment could negatively impact the Company’s net investment income and the amount of dividends the Company is able to distribute to stockholders. Additionally, given the structure of the incentive fee payable to OFS Advisor, a general increase in interest rates will likely have the effect of making it easier for OFS Advisor to meet the quarterly hurdle rate for payment of income incentive fees under the Investment Advisory Agreement without any additional increase in relative performance on the part of OFS Advisor.
The risk factor entitled “We and our investments are subject to risks associated with non-U.S. investing.” in the Base Prospectus is replaced in its entirety as follows:
We and our investments are subject to risks associated with non-U.S. investing.
While we invest primarily in CLOs that hold underlying U.S. assets, these CLOs may be organized outside the United States, and we may also invest in CLOs that hold collateral that are non-U.S. assets. Investing in foreign entities may expose us to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations, political and social instability, restrictions on the types or amounts of investment, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the U.S., higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards, currency fluctuations and greater price volatility. Further, we, and the CLOs in which we invest, may have difficulty enforcing creditor’s rights in foreign jurisdictions.
In addition, ongoing international trade tensions and geopolitical instability may result in trade tariffs, embargoes, sanctions or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, supply chain disruptions, imbalances in the availability of certain manufactured goods, substantial price volatility of goods and possible failure of individual companies or industries, which could have a negative impact on the value of the CLO securities that we hold.
Foreign markets also have different clearance and settlement procedures, and, in certain markets, there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in periods when our assets are uninvested. Our inability to make intended investments due to settlement problems or the risk of intermediary counterparty failures could cause us to miss investment opportunities. The inability to dispose of an investment due to settlement problems could result either in losses to us due to subsequent declines in the value of such investment or, if we have entered into a contract to sell the security, possible liability to the purchaser. Transaction costs of buying and selling foreign securities also are generally higher than those involved in domestic transactions. Furthermore, foreign financial markets have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies.
The economies of individual non-U.S. countries may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, interest rates, volatility of currency exchange rates, depreciation, capital reinvestment, resources self-sufficiency and balance of payments position.
The risk factor entitled “Holders of any preferred stock we might issue would have the right to elect members of our Board and class voting rights on certain matters.” in the Base Prospectus is replaced in its entirety as follows:
Holders of any preferred stock we might issue would have the right to elect members of our Board and class voting rights on certain matters.
Except as otherwise provided in our Amended and Restated Articles of Incorporation, Certificate of Designation for the Series C Term Preferred Stock, the Certificate of Designation for the Series D Term Preferred Stock, the Certificate of Designation for the Series E Term Preferred Stock, the Certificate of Designation for the Series F Term Preferred Stock, the Certificate of Designation for the Series G Term Preferred Stock or as otherwise required by law, (1) each holder of our preferred stock is entitled to one vote for each share of preferred stock held by such holder on each matter submitted to a vote of our stockholders, and (2) the holders of all outstanding shares of preferred stock and shares of common stock will vote together as a single class; provided that holders of preferred stock, voting separately as a class, will elect two of our directors and will be entitled to elect a majority of our directors if we fail to pay dividends on any outstanding shares of preferred stock in an amount equal to two full years of dividends and continuing during that period until we correct that failure. Holders of shares of our preferred stock will also vote separately as a class on any matter that materially and adversely affects any preference, right or power of holders of shares of our preferred stock.
The risk factor entitled “We are subject to risks related to corporate social responsibility.” in the Base Prospectus is replaced in its entirety as follows:
We are subject to risks related to corporate social responsibility, and compliance with ESG-related regulations may impose additional capital operational expenditures on our business.
Our business faces increasing public scrutiny related to ESG activities, which are perceived to contribute to the long-term sustainability of a company’s performance. A variety of organizations measure the performance of companies on ESG topics, and the results of these assessments are widely publicized.
ESG integration and responsible investing practices as a whole are rapidly evolving. and there are different principles, frameworks, methodologies and tracking tools being implemented. Our adherence to such principles, frameworks, methodologies and tools may vary over time. We risk damage to our brand and reputation if we fail to act (or are perceived to not act) responsibly in a number of areas, such as diversity, equity and inclusion, environmental stewardship, corporate governance, support for local communities, transparency and considering ESG factors in our investment processes. Adverse incidents with respect to ESG activities could impact the value of our brand, the cost of our operations and our relationships with investors, all of which could adversely affect our business and results of operations. At the same time, there are various approaches to responsible investing activities and divergent views on the consideration of ESG topics. These differing views increase the risk that any action or lack thereof with respect to any ESG activities will be perceived negatively. Political and legal scrutiny of ESG practices has intensified, and “anti-ESG” sentiment has gained momentum across the U.S., with several states having enacted or proposed “anti-ESG” policies and legislation or issued related legal opinions. Other jurisdictions have adopted or proposed mandatory ESG disclosure regimes or investment restrictions. If investors subject to such legislation view any of our ESG activities as being in contradiction of such “anti-ESG” policies, legislation or legal opinions, such investors may not invest in us and it could negatively affect the price of our common stock.
We may be subject to disclosure laws and regulations related to a range of sustainability matters, including greenhouse gas emissions; climate change risks; diversity, equity and inclusion; and human rights matters. For example, in 2023, California passed the Climate Corporate Data Accountability Act and Climate-Related Financial Risk Act, which will impose broad climate-related disclosure obligations on U.S.-organized entities that meet certain revenue thresholds and do business in California, as well as the Voluntary Carbon Market Disclosures Act, which is focused on the voluntary carbon market for carbon credits but also includes disclosure requirements for companies with a required nexus to California making certain climate-related claims. Other jurisdictions have also enacted or are considering enacting mandatory climate and sustainability reporting laws as well as laws requiring reporting of information on other ESG topics, such as human capital. Compliance with such laws, if they survive any legal challenges, may require the implementation of or changes to systems and procedures for the collection and processing of relevant data and related internal and external controls, changes to management and/or operational obligations, and dedication of substantial time and financial resources. The compliance burden and related costs may increase over time. Failure to comply with applicable laws may lead to investigations and audits, fines, other enforcement action or liabilities, or reputational damage.
There are a number of different principles, frameworks, and/or methodologies for integrating sustainability-related incentives, mandates, and/or reporting requirements into financing arrangements. Any principles, frameworks, and/or methodologies which we anticipate referencing and/or utilizing may not align with our peers and/or those preferred by prospective investors. In addition, unless otherwise stated in our regulatory disclosures, no assurance is given that any of our financing arrangements will align with particular market frameworks.
Regulatory initiatives related to ESG, and the scope and timing of these initiatives, could also adversely affect our business. Compliance with any new laws or regulations increases our regulatory burden and could make compliance more difficult and expensive, affect the manner in which we or our investments conduct business and adversely affect our profitability.
The risk factor entitled “Further downgrades of the U.S. credit rating, impending automatic spending cuts or a government shutdown could negatively impact our liquidity, financial condition and earnings.” in the Base Prospectus is replaced in its entirety as follows:
Further downgrades of the U.S. credit rating, impending automatic spending cuts or a government shutdown could negatively impact our liquidity, financial condition and earnings.
U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers have passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have previously lowered, or threatened to lower, the long-term sovereign credit rating on the United States.
The impact of this or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. Absent quantitative easing by the Federal Reserve, these developments could cause interest rates and borrowing costs to rise, which may negatively impact our ability to access the debt markets on favorable terms. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time and may lead to additional U.S. federal government shutdowns. The impact of the shutdown of the U.S. government services and continued adverse political and economic conditions could have a material adverse effect on our business, financial condition and results of operations.
The risk factor entitled “Cybersecurity risks and cyber incidents may adversely affect our business by causing a disruption to our operations, a compromise or corruption of our confidential information and/or damage to our business relationships, all of which could negatively impact our business, financial condition and operating results.” in the Base Prospectus is replaced in its entirety as follows:
Cybersecurity risks and cyber incidents may adversely affect our business or the business of CLO vehicles in which we invest and CLO Portfolio Companies by causing a disruption to our operations or the operations of CLO vehicles in which we invest and CLO Portfolio Companies, a compromise or corruption of our confidential information or the confidential information of CLO vehicles in which we invest and CLO Portfolio Companies and/or damage to our business relationships or the business relationships of CLO vehicles in which we invest and CLO Portfolio Companies, all of which could negatively impact the business, financial condition and operating results of us or CLO vehicles in which we invest and CLO Portfolio Companies.
A cybersecurity incident is considered to be any adverse event that threatens the confidentiality, integrity or availability of the information resources of us, CLO vehicles in which we invest and CLO Portfolio Companies. These incidents may be an intentional attack or an unintentional event and could involve gaining unauthorized access to our information systems or those of CLO vehicles in which we invest, CLO Portfolio Companies or third-party vendors for purposes of misappropriating assets, stealing confidential information, corrupting data or causing operational disruption. The risk of a security breach or disruption, particularly through cyber-attacks or cyber intrusions, including by computer hackers, nation-state affiliated actors, and cyber terrorists, has generally increased as the number, intensity and sophistication of attempted attacks and intrusions from around the world have increased. Despite careful security and controls design, our information technology systems and the information technology systems of CLO vehicles in which we invest, CLO Portfolio Companies and our third-party vendors, may be subject to security breaches and cyber-attacks, the result of which may include disrupted operations, misstated or unreliable financial data, liability for stolen assets or information, increased cybersecurity protection and insurance costs, litigation damage to business relationships and damage to our competitiveness, stock price, and long-term stockholder value. The costs related to cyber or other security threats or disruptions may not be fully insured or indemnified by other means. As our, CLO vehicles in which we invest, CLO Portfolio Companies’ and our third-party vendors’ reliance on technology which may also include embedded artificial intelligence (“AI”) has increased, so have the risks posed to our information systems, both internally and those provided by OFS Services and third-party service providers, and the information systems of CLO vehicles in which we invest and CLO Portfolio Companies. OFS Advisor has implemented processes, procedures and internal controls to help mitigate cybersecurity risks and cyber intrusions, but these measures, as well as our increased awareness of the nature and extent of a risk of a cyber incident, do not guarantee that a cyber incident will not occur and/or that our financial results, operations or confidential information will not be negatively impacted by such an incident.
In addition, cybersecurity has become a top priority for regulators around the world, including the SEC, and some jurisdictions have enacted laws requiring companies to notify individuals of data security breaches involving certain types of personal data. Even the most well-protected information, networks, systems and facilities remain potentially vulnerable because the techniques used in such attempted security breaches evolve and generally are not recognized until launched against a target, and in some cases, are designed not be detected and, in fact, may not be detected. Accordingly, we and our service providers may be unable to anticipate these techniques or to implement adequate security barriers or other preventative measures, and thus it is impossible for us and our service providers to entirely mitigate this risk.
Cybersecurity risks require continuous and increasing attention and other resources from us to, among other actions, identify and quantify these risks and upgrade and expand our technologies, systems and processes to adequately address such risks. Such attention diverts time and other resources from other activities and there is no assurance that our efforts will be effective. If we fail to comply with relevant laws and regulations, we could suffer financial losses, a disruption of our businesses, liability to investors, regulatory intervention or reputational damage. Further, the increased use of mobile and cloud technologies due to the proliferation of remote work resulting from new flexible work arrangements have heightened our, CLO vehicles in which we invest and CLO Portfolio Companies’ vulnerability to a cybersecurity risk or incident. Reliance on mobile or cloud technology or any failure by mobile technology and cloud service providers to adequately safeguard systems could disrupt our operations, the operations of a CLO, CLO Portfolio Company or the operations of our or their service providers and result in misappropriation, corruption or loss of personal, confidential or proprietary information or the inability to conduct business operations. In addition, remote working, whether by us, CLO vehicles in which we invest, CLO Portfolio Companies, or our service providers, could strain technology resources, introduce operational risks and otherwise heighten the risks described above.
The risk factor entitled “We are subject to risks associated with artificial intelligence and machine learning technology.” in the Base Prospectus is replaced in its entirety as follows:
We are subject to risks associated with artificial intelligence and machine learning technology.
Recent technological advances in AI and machine learning technology (“Machine Learning Technology”), including OpenAI’s release of its ChatGPT applications, pose risks to us, OFS Advisor and any third parties that we engage with. We could be exposed to the risks associated with AI and Machine Learning Technology if third-party service providers or any counterparties, whether or not known to us, use such technologies in their business activities. We and OFS Advisor are not in a position to control the use of AI and Machine Learning Technology in third-party products or services. Use of AI and Machine Learning Technology could include the input of confidential information in contravention of applicable policies, contractual or other obligations or restrictions, resulting in such confidential information becoming improperly disseminated. AI and Machine Learning Technology and their applications, including in the private investment and financial sectors, continue to develop rapidly, and we cannot predict the risks that may arise from such developments.
A failure to effectively adopt or utilize AI to improve productivity or the analytical abilities of our investment professionals may put us at a competitive disadvantage and affect our business and results of operations. AI and Machine Learning Technology are generally highly reliant on the collection and analysis of large amounts of data. Certain data in such models will inevitably contain a degree of inaccuracy and error and could otherwise be inadequate or flawed, which would likely degrade the effectiveness of AI and Machine Learning Technology. To the extent we are exposed to the risks of AI and Machine Learning Technology use, any such inaccuracies or errors could adversely impact us and our business.

Business And Structure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Our Business and Structure
•Our investment portfolio is recorded at fair value and OFS Advisor, our “valuation designee,” determines the fair value of our investments in good faith pursuant to Rule 2a-5 under the 1940 Act. As a result, there will be uncertainty as to the value of our portfolio investments, and the participation of OFS Advisor’s professionals in our valuation process could result in a conflict of interest.
•Our financial condition and results of operations depend on OFS Advisor’s ability to effectively manage and deploy capital.
•We are dependent upon OFS senior professionals for our future success and upon their access to the investment professionals
•and partners of OFSAM and its affiliates.
•OFS Advisor and OFS Services each has the right to resign on 60 days’ notice, and we may not be able to find a suitable replacement within that time, resulting in a disruption in our operations that could adversely affect our financial condition, business and results of operations.
•Our incentive fee structure may incentivize OFS Advisor to make certain investments, including speculative investments, use leverage when it may be unwise to do so, refrain from de-levering when it would otherwise be appropriate to do so, or include optimistic assumptions in the determination of net investment income.
•We may be obligated to pay OFS Advisor incentive compensation even if we incur a loss.
•We may pay an incentive fee on income we do not receive in cash.
•The Investment Advisory Agreement and the Administration Agreement were not negotiated on an arm’s length basis and may not be as favorable to us as if they had been negotiated with an unaffiliated third party.
•Our Board may change our operating policies and strategies without stockholder approval, the effects of which may be adverse.
•We will be subject to U.S. federal income tax imposed at corporate rates if we are unable to maintain our tax treatment as a RIC.
•There is a risk that holders of our equity securities may not receive distributions or that our distributions may not grow or may be reduced over time.
•Because we expect to distribute substantially all of our ordinary income and net realized capital gains to our stockholders, we may need additional capital to finance our growth and such capital may not be available on favorable terms or at all.
•Events outside of our control, including public health crises, rapidly changing interest and inflation rates and significant market volatility, have negatively affected, and could continue to negatively affect, our CLO investments and our results of operations.
•Global economic, political and market conditions may adversely affect our business, ability to secure debt financing, results of operations and financial condition, including our revenue growth and profitability.
•Adverse developments in the credit markets may impair our ability to secure debt financing.
•We are a non-diversified management investment company within the meaning of the 1940 Act, and therefore we are not limited with respect to the proportion of our assets that may be invested in securities of a single issuer.
•Significant stockholders may control the outcome of matters submitted to our stockholders or adversely impact the market price of our securities.
•Our ability to enter into transactions with our affiliates is restricted, which may limit the scope of investments available to us.
•We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.
•We may enter into reverse repurchase agreements, which are another form of leverage.
•Regulations governing our operation as a registered closed-end management investment company affect our ability to raise additional capital and the way in which we do so. Raising debt capital may expose us to risks, including the typical risks associated with leverage.
•We incur significant costs as a result of being a publicly traded company.
•Further downgrades of the U.S. credit rating, impending automatic spending cuts or a government shutdown could negatively impact our liquidity, financial condition and earnings.
•Cybersecurity risks and cyber incidents may adversely affect our business or the business of CLO vehicles in which we invest and CLO Portfolio Companies by causing a disruption to our operations or the operations of CLO vehicles in which we invest and CLO Portfolio Companies, a compromise or corruption of our confidential information or the confidential information of
CLO vehicles in which we invest and CLO Portfolio Companies and/or damage to our business relationships or the business relationships of CLO vehicles in which we invest and CLO Portfolio Companies, all of which could negatively impact the business, financial condition and operating results of us or CLO vehicles in which we invest and CLO Portfolio Companies.
•We are subject to risks associated with artificial intelligence and machine learning technology.

Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Our Investments
•Investing in senior secured loans indirectly through CLO securities involves particular risks.
•Our investments in CLO securities and other structured finance securities involve certain risks.
•Our investments in subordinated or equity CLO securities are more likely to suffer a loss of all or a portion of their value in the event of a default.
•Our portfolio of investments may lack diversification among CLO securities or underlying obligors, which may subject us to a risk of significant loss if one or more of these CLO securities experience a high level of defaults on collateral.
•Our portfolio is focused on CLO securities, and the CLO securities in which we invest may hold loans that are concentrated in a limited number of industries.
•Failure by a CLO in which we are invested to satisfy certain tests will harm our operating results.
•Negative loan ratings migration may also place pressure on the performance of certain of our investments.
•CLO investments involve complex documentation and accounting considerations, and as a result, the risk of dispute over interpretation or enforceability of the documentation may be higher relative to other types of investments.
•The application of the risk retention rules under Section 941 of the Dodd-Frank Act and other similar European Union and United Kingdom laws to CLOs may have broader effects on the CLO and loan markets in general, potentially resulting in fewer or less desirable investment opportunities for us.
•We are dependent on the collateral managers of the CLOs in which we invest and those CLOs are generally not registered under the 1940 Act.
•We and our investments are subject to interest rate risk.
•Our investments are subject to credit risk.
•Our investments are subject to prepayment risk.
•We are subject to risks associated with defaults on an underlying asset held by a CLO.
•We are subject to risks associated with Loan Accumulation Facilities.
•We are subject to risks associated with the bankruptcy or insolvency of an issuer or borrower of a loan that we hold or of an underlying asset held by a CLO in which we invest.
•Any unrealized depreciation we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution or to make payments on our other obligations.
•Downgrades by rating agencies of broadly syndicated loans could adversely impact the financial performance of the CLO vehicles in which we have invested and their ability to pay equity distributions to the Company in the future.

Risks Related To An Investment In Our Securities, OFS Advisor’s Liability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
OFS Advisor’s liability is limited under the Investment Advisory Agreement, and we have agreed to indemnify OFS Advisor against certain liabilities, which may lead OFS Advisor to act in a riskier manner on our behalf than it would when acting for its own account.
Under the Investment Advisory Agreement, OFS Advisor does not assume any responsibility to us other than to render the services called for under the Investment Advisory Agreement, and it is not responsible for any action of our Board in following or declining to follow OFS Advisor’s advice or recommendations. OFS Advisor maintains a contractual and fiduciary relationship with us. Under the terms of the Investment Advisory Agreement, OFS Advisor and its affiliates and its and their respective directors, officers, managers, members, employees, partners and shareholders are not liable to us for acts or omissions performed in accordance with and pursuant to the Investment Advisory Agreement, except those resulting from acts constituting willful misfeasance, bad faith, gross negligence or reckless disregard of OFS Advisor’s duties under the Investment Advisory Agreement. In addition, we have agreed to indemnify OFS Advisor and its affiliates and its and their respective directors, officers, managers, members, employees, partners and shareholders from and against all damages, liabilities, costs and expenses (including reasonable legal fees and other amounts reasonably paid in settlement) incurred by such persons arising out of or based on performance by OFS Advisor of its obligations under the Investment Advisory Agreement, except where attributable to willful misfeasance, bad faith, gross negligence or reckless disregard of OFS Advisor’s duties under the Investment Advisory Agreement. These protections may lead OFS Advisor to act in a riskier manner when acting on our behalf than it would when acting for its own account.
The risk factor entitled “Events outside of our control, including public health crises, interest rate and inflation rate changes and significant market volatility, have negatively affected, and could continue to negatively affect, our CLO investments and our results of operations.” in the Base Prospectus is replaced in its entirety as follows:

Risks Related To An Investment In Our Securities, Events Outside Of Our Control Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Events outside of our control, including public health crises, rapidly changing interest and inflation rates and significant market volatility, have negatively affected, and could continue to negatively affect, our CLO investments and our results of operations.
Periods of market volatility may continue to occur in response to changes in interest rates and inflation rates, public health crises, or other events outside of our control. These types of events will continue to lead to disruptions in local, regional, national and global markets and economies, may lead to a recession, and have adversely affected, and will continue to adversely affect, our operating results.
In the recent past, inflation rates and food and energy costs increased, reflecting labor market, supply chain and transportation disruptions. There is significant uncertainty about the future relationship between the United States and other countries with respect to trade policies, treaties and tariffs. These developments may have a material impact on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Beginning in the fall of 2024, the U.S. Federal Reserve lowered interest rates several times, and although the U.S. Federal Reserve has signaled the potential for additional federal funds rate cuts, uncertainty remains regarding their timing and extent, including in response to federal policy.
Any of the foregoing factors, or other cascading effects of changing interest and inflation rates, could materially increase our costs, negatively impact our investment income and damage our results of operations and liquidity position, possibly to a significant degree. These impacts, the duration of which remains uncertain, have affected and will continue to adversely affect the Company’s operating results.
The risk factor entitled “Global economic, political and market conditions may adversely affect our business, ability to secure debt financing, results of operations and financial condition, including our revenue growth and profitability.” in the Base Prospectus is replaced in its entirety as follows:

Risks Related To An Investment In Our Securities, Global Economic, Political And Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Global economic, political and market conditions may adversely affect our business, ability to secure debt financing, results of operations and financial condition, including our revenue growth and profitability.
The uncertain state of the global economy, as well as various social, economic and political tensions in both the United States and around the world (including war, terrorist attacks and other forms of conflict), may contribute to increased market volatility, may have long term effects on the United States and worldwide financial markets, and may cause economic uncertainties or deterioration in the United States and worldwide. For example, there is currently geopolitical, economic and financial market instability in the United States, the United Kingdom, the European Union and China, and as a result of the ongoing war between Russia and Ukraine.
In addition, the impact of trade and immigration policies could add to price and wage pressures and may elevate inflation. Any disruptions in the capital markets, as a result of economic, political and market instability (including as a result of the current U.S. Presidential administration, a shutdown of U.S. government services, strikes, work stoppages, labor shortages, labor disputes, supply chain disruptions and accidents), may increase the spread between the yields realized on risk-free and higher risk securities and can result in illiquidity in parts of the capital markets, significant write-offs in the financial sector and re-pricing of credit risk in the broadly syndicated and other credit markets. These and any other unfavorable economic conditions could increase our funding costs, limit our access to the capital markets and result in a decision by lenders not to extend credit to us.
The ongoing war between Russia and Ukraine and the resulting global responses, including economic sanctions by the United States, the European Union and other countries, and the escalated armed conflict and regional tensions in the Middle East have increased, and could continue to increase, volatility and uncertainty in the financial markets and adversely affect regional and global economies. The extent and duration of the ongoing armed conflicts in Ukraine and the Middle East and the repercussions of such conflicts are impossible to predict, but could result in significant market disruptions and may further negatively affect global supply chains, energy prices, inflation and global growth.
The current elevated inflationary environment may continue and some economists predict that the U.S. economy may enter an economic recession. The current economic and financial market instability as well as the risk of recession, may lead to financial institutions limiting their lending activity and refinancing transactions. It may become difficult for us to secure appropriate financing to finance the growth of our investments on acceptable economic terms. Market volatility is also likely to result in borrower defaults and/or restructuring of existing credit arrangements. Major public health incidents may lead to significant economic disruption in the economy of the United States and the economies of other nations. Any such disruption or future pandemics, as well as the generally negative economic impact of such events, may have adverse impacts on our business and our results of operations and financial condition. While certain markets have shown signs of stabilizing, market conditions remain uncertain and a period of deterioration and volatility could re-emerge.
Negative economic trends would also increase the likelihood that major financial institutions or other entities having a significant impact on the financial and credit markets may suffer a bankruptcy or insolvency. In addition, certain industries may feel the impact of such negative economic trends more than others. There is a material possibility that economic activity will be volatile or will slow significantly, and some obligors may be significantly and negatively impacted by these negative economic trends. There can be no assurance that the leveraged finance and CLO markets will not be adversely impacted by future economic downturns or market volatility.
We may also be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution may cause a series of defaults by the other institutions. This is sometimes referred to as “systemic risk” and may adversely affect financial intermediaries with which we interact in the conduct of our business.
Overall uncertainty in the economic environment globally and in the United States may adversely affect our business, ability to secure debt financing, results of operations and financial condition, including our revenue growth and profitability. We continuously monitor developments and seek to manage our investments in a manner consistent with achieving our investment objective, but there can be no assurance that we will be successful in doing so.
The risk factor entitled “Adverse developments in the credit markets may impair our ability to secure debt financing.” in the Base Prospectus is replaced in its entirety as follows:

Risks Related To An Investment In Our Securities, Adverse Developments In The Credit Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Adverse developments in the credit markets may impair our ability to secure debt financing.
Economic recessions or downturns may result in a prolonged period of market illiquidity, which could have a material adverse effect on our business, financial condition and results of operations. In past economic downturns, such as the financial crisis in the United States that began in mid-2007 and during other times of extreme market volatility, many commercial banks and other financial institutions stopped lending or significantly curtailed their lending activity. In addition, in an effort to stem losses and reduce their exposure to segments of the economy deemed to be high risk, some financial institutions limited routine refinancing and loan modification transactions and even reviewed the terms of existing facilities to identify bases for accelerating the maturity of existing lending facilities. In the event of a market downturn or recession, it may be difficult for us to obtain desired financing to finance the growth of our investments on acceptable economic terms, or at all.
Previous economic downturns have resulted in, among other things, increased draws by borrowers on revolving lines of credit and increased requests by borrowers for amendments, modifications and waivers of their credit agreements to avoid default or changed payment terms, increased defaults by such borrowers and/or increased difficulty in obtaining refinancing at the maturity dates of their loans. In addition, the duration and effectiveness of responsive measures implemented by governments and central banks to slow the effects of economic downturns cannot be predicted. The commencement, continuation, or cessation of government and central bank policies and economic stimulus programs, including changes in monetary policy involving interest rate adjustments or governmental policies, may contribute to the development of, or result in an increase in, market volatility, illiquidity and other adverse effects that could negatively impact the credit markets and us.
If we are unable to consummate credit facilities on commercially reasonable terms, our liquidity may be reduced significantly. If we are unable to repay amounts outstanding under any facility we may enter into and are declared in default or are unable to renew or refinance any such facility, it would limit our ability to initiate significant originations or to operate our business in the normal course. These situations may arise due to circumstances that we may be unable to control, such as inaccessibility of the credit markets, a severe decline in the value of the U.S. dollar, an economic downturn or an operational problem that affects third parties or us, and could materially damage our business. Moreover, we are unable to predict when economic and market conditions may be favorable or if adverse conditions in particular sectors of the financial markets could adversely impact our business.
The risk factor entitled “Our ability to enter into transactions with our affiliates is restricted, which may limit the scope of investments available to us.” in the Base Prospectus is replaced in its entirety as follows:

Risks Related To An Investment In Our Securities, Transactions With Affiliates Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our ability to enter into transactions with our affiliates is restricted, which may limit the scope of investments available to us.
Registered investment companies generally are prohibited under the 1940 Act from knowingly participating in certain transactions with their affiliates without the prior approval of the SEC. Those transactions include purchases and sales, and so-called “joint” transactions, in which a registered investment company and one or more of its affiliates engage in certain types of profit-making activities. Any person that owns, directly or indirectly, five percent or more of a registered investment company’s outstanding voting securities will be considered an affiliate of the registered investment company for purposes of the 1940 Act, and a registered investment company generally is prohibited from engaging in purchases or sales of assets or joint transactions with such affiliates, absent the prior approval of the SEC. Additionally, without the approval of the SEC, a registered investment company is prohibited from engaging in purchases or sales of assets or joint transactions with the registered investment company’s officers, directors, and employees, and advisor (and its affiliates).
Registered investment companies may, however, invest alongside certain affiliates in certain circumstances where doing so is consistent with current law and SEC staff interpretations. For example, a registered investment company may invest alongside such affiliates consistent with guidance promulgated by the SEC staff permitting the registered investment company and such other accounts to purchase interests in privately placed securities so long as certain conditions are met, including that the registered investment company’s advisor, acting on the registered investment company’s behalf and on behalf of other clients, negotiates no term other than price. Co-investment with such other accounts is not permitted or appropriate under this guidance when there is an opportunity to invest in different securities of the same issuer or where the different investments could be expected to result in a conflict between the registered investment company’s interests and those of other accounts.
On August 4, 2020, we received the Order from the SEC, which superseded our prior co-investment exemptive order issued on October 12, 2016, and which permits us greater flexibility to enter into co-investment transactions. The Order permits us to co-invest in portfolio companies with certain other funds managed by OFS Advisor or investment advisers controlling, controlled by, or under common control with OFS Advisor provided we comply with certain conditions. Pursuant to the Order, we are generally permitted to co-invest with such funds if a “required majority” (as defined in Section 57(o) of the 1940 Act) of our independent directors make certain conclusions in connection with a co-investment transaction, including that: (1) the terms of the transactions, including the consideration to be paid, are reasonable and fair to us and our stockholders and do not involve overreaching of us or our stockholders on the part of any person concerned; (2) the transaction is consistent with the interests of our stockholders and is consistent with our investment objective and strategies; (3) the investment by our affiliates would not disadvantage us, and our participation would not be on a basis different from or less advantageous than on which our affiliates are investing; and (4) the proposed investment by us would not benefit OFS Advisor, other affiliates that are participating in the investment, or any affiliated person of any of them (other than parties to the transaction), except to the extent permitted by the exemptive relief and applicable law, including the limitations set forth in Section 57(k) of the 1940 Act.
In addition, we may file a new application for exemptive relief that, if granted, would supersede our existing Order and permit us to co-invest pursuant to a different set of conditions than those in our existing Order. However, if filed, there is no guarantee that such application will be granted.
When we invest alongside OFSAM Holdings and its affiliates or their respective other clients, OFS Advisor will, to the extent consistent with applicable law, regulatory guidance, and/or the Order, allocate investment opportunities in accordance with its allocation policy. Under this allocation policy, if two or more investment vehicles with similar or overlapping investment strategies are in their investment periods, an available opportunity will be allocated based on the provisions governing allocations of such investment opportunities in the relevant organizational, offering or similar documents, if any, for such investment vehicles. In the absence of any such provisions, OFS Advisor will consider the following factors and the weight that should be given with respect to each of these factors:
•investment guidelines and/or restrictions, if any, set forth in the applicable organizational, offering or similar documents for the investment vehicles;
•status of tax restrictions and tests and other regulatory restrictions and tests;
•risk and return profile of the investment vehicles;
•suitability/priority of a particular investment for the investment vehicles;
•if applicable, the targeted position size of the investment for the investment vehicles;
•level of available cash for investment with respect to the investment vehicles;
•total amount of funds committed to the investment vehicles; and
•the age of the investment vehicles and the remaining term of their respective investment periods, if any.
When not relying on the Order, priority as to opportunities will generally be given to accounts that are in their “ramp-up” period, or the period during which the account has yet to reach sufficient scale such that its investment income covers its operating expenses, over the accounts that are outside their ramp-up period but still within their investment or re-investment periods. However, application of one or more of the factors listed above, or other factors determined to be relevant or appropriate, may result in the allocation of an investment opportunity to a fund no longer in its ramp-up period over a fund that is still within its ramp-up period.
In situations where co-investment with other accounts is not permitted or appropriate, OFS Advisor will need to decide which account will proceed with the investment. The decision by OFS Advisor to allocate an opportunity to another entity could cause us to forego an investment opportunity that we otherwise would have made. These restrictions, and similar restrictions that limit our ability to transact business with our officers or directors or their affiliates, may limit the scope of investment opportunities that would otherwise be available to us.
The risk factor entitled “We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.” in the Base Prospectus is replaced in its entirety as follows:

Risks Related To An Investment In Our Securities, Leverage Portfolio Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.
We may incur, directly or indirectly, through one or more special purpose vehicles, indebtedness for borrowed money, as well as leverage in the form of derivative transactions, preferred stock and other structures and instruments, in significant amounts and on terms that OFS Advisor and our Board deem appropriate, subject to applicable limitations under the 1940 Act. Any such borrowings do not include embedded or inherent leverage in the CLO structures in which we intend to invest or in derivative instruments in which we may invest. Such leverage may be used for the acquisition and financing of our investments, to pay fees and expenses and for other purposes. Any such leverage we incur may be secured and/or unsecured and senior and/or subordinated. Moreover, CLOs by their very nature are leveraged vehicles. Accordingly, there may be a layering of leverage in our overall structure.
Leverage creates risks which may adversely affect the return for the holders of shares of our common stock, including:
•The likelihood of greater volatility of NAV and market price of shares of our common stock;
•Fluctuations in the interest rates on borrowings and short-term debt;
•Increased operating costs, which may reduce our total return to the holders of shares of our common stock;
•The fees and expenses attributed to leverage, including all offering and operating expenses relating to any preferred stock, will be borne by holders of shares of our common stock; and
•The potential for a decline in the value of an investment acquired through leverage while our obligations under such leverage remain fixed.
The more leverage is employed, the more likely a substantial change will occur in our NAV. Accordingly, any event that adversely affects the value of an investment would be magnified to the extent leverage is utilized. For instance, any decrease in our income would cause net income to decline more sharply than it would have had we not borrowed. Such a decline could also negatively affect our ability to make dividend payments on shares of our common stock. Leverage is generally considered a speculative investment technique. Our ability to service any debt that we incur will depend largely on our financial performance and will be subject to prevailing economic conditions and competitive pressures. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if our investments were not leveraged.
As a registered closed-end management investment company, we are generally required to meet certain asset coverage ratios, defined under the 1940 Act, with respect to any senior securities. With respect to senior securities representing indebtedness (i.e., borrowings or deemed borrowings), other than temporary borrowings as defined under the 1940 Act, we are required to have an asset coverage ratio of at least 300%, as measured at the time of borrowing and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness. With respect to senior securities that are stocks (i.e., shares of preferred stock, including our Series C Term Preferred Stock, Series D Term Preferred Stock, Series E Term Preferred Stock, Series F Term Preferred Stock and Series G Term Preferred Stock), we are required to have an asset coverage ratio of at least 200%, as measured at the time of the issuance of any such shares of preferred stock and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding shares of preferred stock. As of October 31, 2025, we had $23.0 million of the Series C Term Preferred Stock principal outstanding with a preferred distribution rate equal to 6.125% per annum issued in April 2021, $3.0 million of the Series D Term Preferred Stock principal outstanding with a preferred distribution rate equal to 6.00% per annum issued in June 2021, $35.0 million of the Series E Term Preferred Stock principal outstanding with a preferred distribution rate equal to 5.25% per annum issued in December 2021, $29.9 million of the Series F Term Preferred Stock principal outstanding with a preferred distribution rate equal to 7.875% per annum issued in October 2024, and $25.0 million of the Series G Term Preferred Stock principal outstanding with a preferred distribution rate equal to 8.00% per annum issued in April 2025.
If our asset coverage ratio declines below 300% (or 200%, as applicable), we would not be able to incur additional debt or issue additional preferred stock and could be required by law to sell a portion of our investments to repay some debt when it is disadvantageous to do so, which could have a material adverse effect on our operations, and we would not be able to make certain distributions or pay dividends. The amount of leverage that we employ will depend on OFS Advisor’s and our Board’s assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us.
In addition, any debt facility into which we may enter would likely impose financial and operating covenants that restrict our business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our status as a RIC under Subchapter M of the Code.
The risk factor entitled “Regulations governing our operation as a registered closed-end management investment company affect our ability to raise additional capital and the way in which we do so. Raising debt capital may expose us to risks, including the typical risks associated with leverage.” in the Base Prospectus is replaced in its entirety as follows:

Risks Related To An Investment In Our Securities, Regulations Governing Operation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulations governing our operation as a registered closed-end management investment company affect our ability to raise additional capital and the way in which we do so. Raising debt capital may expose us to risks, including the typical risks associated with leverage.
We may in the future issue debt securities or additional preferred stock and/or borrow money from banks or other financial institutions, which we refer to collectively as “senior securities,” up to the maximum amount permitted by the 1940 Act. Under the provisions of the 1940 Act, we are permitted, as a registered closed-end management investment company, to issue senior securities provided we meet certain asset coverage ratios (i.e., 300% for senior securities representing indebtedness and 200% in the case of the issuance of preferred stock under current law). If the value of our assets declines, we may be unable to satisfy this test. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness (including by redeeming shares of our Series C Term Preferred Stock, our Series D Term Preferred Stock, our Series E Term Preferred Stock, our Series F Term Preferred Stock, our Series G Term Preferred Stock, or of a portion of any future series of preferred stock or notes that may be outstanding) at a time when such sales may be disadvantageous. Also, any amounts that we use to service our indebtedness would not be available for distributions to our stockholders.
The risk factor entitled “Changes in laws or regulations governing our business, or changes in the interpretations thereof, may adversely affect our business, results of operations or cause us to alter our business strategy.” in the Base Prospectus is replaced in its entirety as follows:

Risks Related To An Investment In Our Securities, Changes In Laws Or Regulations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Changes in laws or regulations governing our business, or changes in the interpretations thereof, may adversely affect our business, results of operations or cause us to alter our business strategy.
We, the CLO vehicles in which we invest, and the portfolio companies whose securities are held by such CLO vehicles (the “CLO Portfolio Companies”) will be subject to applicable local, state and federal laws and regulations, including, without limitation, federal securities laws and regulations. These laws and regulations, including applicable accounting standards, as well as their interpretation, may change from time to time, including as the result of directives from the U.S. President and others in the executive branch and new laws, regulations, accounting standards and interpretations may also come into effect. As a result of the 2024 U.S. presidential election, one political party currently controls both the executive and legislative branches of government, which increases the likelihood that legislation may be adopted that could significantly affect the regulation of U.S. financial markets. Regulatory changes could result in greater competition from banks and other lenders with which we compete for lending and other investment opportunities. The United States may also potentially withdraw from or renegotiate various trade agreements and take other actions that would change current trade policies of the United States. This could impose greater costs on all sectors and on financial services companies in particular and could have a material adverse effect on our business. Thus, any such changes, if they occur, could have a material adverse effect on our results of operations and the value of your investment. See also, “—The application of the risk retention rules under Section 941 of the Dodd-Frank Act and other similar European Union and United Kingdom laws to CLOs may have broader effects on the CLO and loan markets in general, potentially resulting in fewer or less desirable investment opportunities for us.”
In addition, in June 2024, the U.S. Supreme Court reversed its longstanding approach under the Chevron doctrine, which provided for judicial deference to regulatory agencies. As a result of this decision, we cannot be sure whether there will be increased challenges to existing agency regulations or how lower courts will apply the decision in the context of other regulatory schemes without more specific guidance from the U.S. Supreme Court. For example, the U.S. Supreme Court's decision could significantly impact consumer protection, advertising, privacy, artificial intelligence, anti-corruption and anti- money laundering practices and other regulatory regimes with which we are required to comply. Any such regulatory developments could result in uncertainty about and changes in the ways such regulations apply to us, and may require additional resources to ensure our continued compliance. We cannot predict which, if any, of these actions will be taken or, if taken, their effect on the financial stability of the United States. Such actions could have a significant adverse effect on our business, financial condition and results of operations.
The risk factor entitled “Our cash and cash equivalents could be adversely affected if the financial institutions in which we hold our cash and cash equivalents fail.” in the Base Prospectus is replaced in its entirety as follows:

Risks Related To An Investment In Our Securities, Ongoing Developments In Banking Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Ongoing developments in the banking sector could materially affect the success of our activities and investments.
Ongoing developments involving insolvency, closure, receivership or other financial distress or difficulty and related events experienced by certain U.S. and non-U.S. banks (each, a “Distress Event”), have generally caused uncertainty and fear of instability in the global financial system. In addition, eroding market sentiment and speculation of potential future Distress Events have caused other financial institutions - in particular smaller and/or regional banks - to experience volatile stock prices and significant losses in their equity value, and there is concern that depositors at these institutions have withdrawn, or may withdraw in the future, significant sums from their accounts at these institutions, potentially triggering the occurrence of additional Distress Events. Notwithstanding intervention by certain U.S. and non-U.S. governmental agencies to protect the uninsured depositors of banks that have recently experienced Distress Events, there is no guarantee that depositors (which depositors could include us and/or CLO Portfolio Companies that have assets in excess of the Federal Deposit Insurance Corporation insurance limit on deposit with a financial institution that experiences a Distress Event will be made whole or, even if made whole, that such deposits will become available for withdrawal or other usage on a timely basis. For example, we regularly maintain cash balances at third-party financial institutions in excess of the Federal Deposit Insurance Corporation insurance limit. If a depository institution fails to return these deposits or is otherwise subject to adverse conditions in the financial or credit markets, our access to invested cash or cash equivalents could be limited which would adversely impact our results of operations or financial condition.
There is a risk that other banks, other lenders, or other financial institutions (including such financial institutions in their respective capacities as brokers, hedging counterparties, custodians, loan servicers, administrators, intermediary or other service providers) may be similarly impacted, and it is uncertain what steps (if any) government or other regulators may take in such circumstances. As a consequence, for example, we may be delayed or prevented from accessing funds or other assets, making any required payments under debt or other contractual obligations, paying distributions or pursuing key strategic initiatives. In addition, such banks’ or other financial institutions’ Distress Events and/or attendant instability could adversely affect, in certain circumstances, the ability of co-lenders or other parties to undertake and/or execute transactions with us, which in turn may result in fewer investment opportunities being made available to us or being consummated by us, result in shortfalls or defaults under existing investments, or impact our ability to provide additional follow-on support to CLO vehicles in which we invest.
In addition, in the event that a financial institution that provides credit facilities and/or other financing to us and/or one or more of the CLO Portfolio Companies closes or experiences any other Distress Event, there can be no assurance that such financial institution will honor its obligations to provide such financing or that we or such CLO Portfolio Company will be able to secure replacement financing or credit accommodations at all or on similar terms, or be able to do so without suffering delays or incurring losses or significant additional expenses. Similarly, if a Distress Event leads to a loss of access to a financial institution’s other services (in addition to financing and other credit accommodations), it is also possible that we will incur additional expenses or delays in putting in place alternative arrangements or that such alternative arrangements will be less favorable than those formerly in place (with respect to economic terms, service levels, access to capital, or otherwise). We are subject to similar risks if a financial institution utilized by our investors or by vendors, brokers, dealers, custodians, loan and portfolio servicers, hedging and other service providers or other counterparties becomes subject to a Distress Event, which could have a material adverse effect on us.
Uncertainty caused by recent bank failures - and general concern regarding the financial health and outlook for other financial institutions - could have an overall negative effect on banking systems and financial markets generally. These recent developments may also have other implications for broader economic and monetary policy, including interest rate policy. For the foregoing reasons, there can be no assurances that conditions in the banking sector and in global financial markets will not worsen and/or adversely affect us or our financial performance
The risk factor entitled “Global climate change may impact the businesses in which we invest and harm our business, operating results and financial condition.” in the Base Prospectus is replaced in its entirety as follows:

Risks Related To An Investment In Our Securities, Global Climate Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Global climate change or the legal, regulatory or market responses to such change may impact the businesses in which we invest and harm our business, operating results and financial condition.
There may be evidence of global climate change and the long-term effects of it are difficult to predict. Climate change creates physical and financial risk and some of the companies whose loans are held by the CLO vehicles in which we invest may be adversely affected by climate change. For example, the needs of customers of energy companies vary with weather conditions, primarily temperature and humidity. To the extent weather conditions are affected by climate change, energy use could increase or decrease depending on the duration and magnitude of any changes. Increases in the cost of energy could adversely affect the cost of operations of companies whose loans are held by the CLO vehicles in which we invest if the use of energy products or services is material to their business. A decrease in energy use due to weather changes may affect some of these companies’ financial condition, through decreased revenues. Extreme weather conditions in general require more backup systems, adding to costs, and can contribute to increased system stresses, including service interruptions.
Regulatory and voluntary initiatives launched by international, federal, state, and regional policymakers and regulatory authorities as well as private actors seeking to reduce greenhouse gas emissions may expose our investments to other types of transition risks, such as: (i) political and policy risks (including changing regulatory incentives, and legal requirements, including with respect to greenhouse gas emissions, that could result in increased costs or changes in business operations); (ii) regulatory and litigation risks (including changing legal requirements that could result in increased permitting, tax and compliance costs, changes in business operations, or the discontinuance of certain operations, and litigation seeking monetary or injunctive relief from impacts related to climate change); (iii) technology and market risks (including a declining market for investments in industries seen as greenhouse gas intensive or less effective than alternatives in reducing greenhouse gas emissions); (iv) business trend risks (including the increased attention to environmental, social and governance (“ESG”) considerations by our investors in their investment decisions; and (v) potential harm to our reputation if our stockholders believe that we are not adequately or appropriately responding to climate change and/or climate risk management, including through the way in which we operate our business, the composition of our portfolio, our new investments or the decisions we make to continue to conduct or change our activities in response to climate change considerations.

Risks Related To An Investment In Our Securities, CLO Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The risk factor entitled “The application of the risk retention rules to CLOs under Section 941 of the Dodd-Frank Act and other similar European Union and United Kingdom laws may have broader effects on the CLO and loan markets in general, potentially resulting in fewer or less desirable investment opportunities for us.” in the Base Prospectus is replaced in its entirety as follows:
The application of the risk retention rules under Section 941 of the Dodd-Frank Act and other similar European Union and United Kingdom laws to CLOs may have broader effects on the CLO and loan markets in general, potentially resulting in fewer or less desirable investment opportunities for us.
Section 941 of the Dodd-Frank Act added a provision to the Exchange Act, as amended, requiring the seller, sponsor or securitizer of a securitization vehicle to retain no less than five percent of the credit risk in assets it sells into a securitization and prohibiting such securitizer from directly or indirectly hedging or otherwise transferring the retained credit risk. The responsible federal agencies adopted final rules implementing these restrictions on October 22, 2014. The risk retention rules became effective with respect to CLOs two years after publication in the Federal Register. Under the final rules, the asset manager of a CLO is considered the sponsor of a securitization vehicle and is required to retain five percent of the credit risk in the CLO, which may be retained horizontally in the equity tranche of the CLO or vertically as a five percent interest in each tranche of the securities issued by the CLO. Although the final rules contain an exemption from such requirements for the asset manager of a CLO if, among other things, the originator or lead arranger of all of the loans acquired by the CLO retain such risk at the asset level and, at origination of such asset, takes a loan tranche of at least 20% of the aggregate principal balance, it is possible that the originators and lead arrangers of loans in this market will not agree to assume this risk or provide such retention at origination of the asset in a manner that would provide meaningful relief from the risk retention requirements for CLO managers.
Collateral managers of “open market CLOs” are no longer required to comply with the U.S. risk retention rules at this time. On February 9, 2018, a three-judge panel (the “Panel”) of the United States Court of Appeals for the D.C. Circuit (the “Appellate Court”) ruled in favor of an appeal by the Loan Syndications and Trading Association (the “LSTA”) against the SEC and the Board of Governors of the Federal Reserve System (the “Applicable Governmental Agencies”) that managers of so-called “open market CLOs” are not “securitizers” under Section 941 of the Dodd-Frank Act and, therefore, are not subject to the requirements of the U.S. risk retention rules (the “Appellate Court Ruling”). The LSTA was appealing from a judgment entered by the United States District Court for the District of Columbia (the “D.C. District Court”), which granted summary judgment in favor of the SEC and Federal Reserve and against the LSTA with respect to its challenges. On April 5, 2018, the D.C. District Court entered an order implementing the Appellate Court Ruling and thereby vacated the U.S. risk retention rules insofar as they apply to CLO managers of “open market CLOs”.
As such, collateral managers of open market CLOs are no longer required to comply with the U.S. risk retention rules at this time. It is possible that some collateral managers of open market CLOs will decide to dispose of the notes constituting the “eligible vertical interest” or “eligible horizontal interest” they were previously required to retain, or decide to take other action with respect to such notes that is not otherwise permitted by the U.S. risk retention rules. As a result of this decision, certain CLO managers of “open market CLOs” will no longer be required to comply with the U.S. risk retention rules solely because of their roles as managers of “open market CLOs”, and there may be no “sponsor” of such securitization transactions and no party may be required to acquire and retain an economic interest in the credit risk of the securitized assets of such transactions.
There can be no assurance or representation that any of the transactions, structures or arrangements currently under consideration by or currently used by CLO market participants will comply with the U.S. risk retention rules to the extent such rules are reinstated or otherwise become applicable to open market CLOs. The ultimate impact of the U.S. risk retention rules on the loan securitization market and the leveraged loan market generally remains uncertain, and any negative impact on secondary market liquidity for securities comprising a CLO may be experienced due to the effects of the U.S. risk retention rules on market expectations or uncertainty, the relative appeal of other investments not impacted by the U.S. risk retention rules and other factors.
In the European Union and the United Kingdom, there has also been an increase in political and regulatory scrutiny of the securitization industry. Regulation EU 2017/2402 of the European Parliament and the Council of 12 December 2017 laying down a general framework for securitization and creating a specific framework for simple, transparent and standardized securitization including any implementing regulation, technical standards and official guidance related thereto, as may be amended, varied or substituted from time to time (the “EU Securitization Regulation”) became effective on January 17, 2018 and applies to all new securitizations issued on or after January 1, 2019. The EU Securitization Regulation repealed and replaced the prior EU risk retention requirements with a single regime that applies to European credit institutions, institutions for occupational retirement provision, investment firms, insurance and reinsurance companies, alternative investment fund managers that manage and/or market their alternative investment funds in the EU, undertakings for collective investment in transferable securities regulated pursuant to EU Directive 2009/65/EC and the management companies thereof and, subject to some exceptions, institutions for occupational pension provision (IORPs), each as set out in the EU Securitization Regulation (such investors, “EU Affected Investors”). Such EU Affected Investors may be subject to punitive capital requirements and/or other regulatory penalties with respect to investments in securitizations that fail to comply with the EU Securitization Regulation.
The securitization framework in the UK is currently set out in: (i) the Securitisation Regulations 2024 (SI 2024/102) (the “SR 2024”) made by the UK Treasury, (ii) the Securitisation Sourcebook of the Financial Conduct Authority Handbook (the “FCASR”) published by the UK Financial Conduct Authority (the “FCA”), (iii) the Securitisation Part of the Prudential Regulation Authority Rulebook (the “PRASR”) published by the UK Prudential Regulation Authority (the “PRA”), and (iv) those provisions of the Financial Services and Markets Act 2000 (the “FSMA”) conferring power on the UK Treasury, the FCA and the PRA to make, respectively, the SR 2024, the rules in the FCASR and the rules in the PRASR, and those provisions of the FSMA referred to in, as applicable, the SR 2024, the FCASR and the PRASR, in the case of each of paragraphs (i) to (iv) (inclusive), as amended, supplemented or replaced from time to time (together, the “UK Securitization Framework” and, together with the EU Securitization Regulation, the “Securitization Regulations”).
The UK Securitization Framework applies to insurance undertakings and reinsurance undertakings as defined in the FSMA, the trustee or managers of, occupational pension schemes as defined in the Pension Schemes Act 1993 that have their main administration in the UK, and certain fund managers of such schemes, alternative investment fund managers as defined in the Alternative Investment Fund Managers Regulations 2013 which market or manage alternative investment funds in the UK (and additionally, small registered UK alternative investment fund managers as defined in the UK Alternative Investment Fund Managers Regulations 2013), UCITS (as defined in the FSMA), which are authorized open ended investment companies as defined in the FSMA, and management companies as defined in the FSMA, Financial Conduct Authority firms as defined in Regulation (EU) No 575/2013 as it forms part of UK domestic law by virtue of the EUWA subject to amendments made by the Capital Requirements (Amendment) (EU Exit) Regulations 2018 (SI 2018/1401) and as amended (the “UK CRR”), CRR firms as defined in the UK CRR and certain consolidated affiliates of such UK CRR firms (such investors and each relevant affiliate, “UK Affected Investors” and together with EU Affected Investors, the “Affected Investors”). UK Affected Investors may be subject to punitive capital requirements and/or other regulatory penalties with respect to investments in securitizations that fail to comply with the UK Securitization Framework. The Securitization Regulations restrict Affected Investors from investing in securitizations unless, among other things: (a)(i) the originator, sponsor or original lender with respect to the relevant securitization will retain, on an on-going basis, a net economic interest of not less than 5% with respect to certain specified credit risk tranches or securitized exposures; (ii) the risk retention is disclosed to the investor in accordance with the applicable Securitization Regulation and (iii) certain information and/or reports (which in the case of EU Affected Investors must fully comply with the EU Securitization Regulation transparency requirements); and (b) such investor is able to demonstrate that it has undertaken certain due diligence with respect to various matters, including the risk characteristics of its investment position and the underlying assets, and that procedures are established for such activities to be monitored on an on-going basis. There are material differences between the Securitization Regulations and risk retention requirements that applied prior to the enactment of the Securitization Regulations, particularly with respect to transaction transparency, reporting and diligence requirements and the imposition of a direct compliance obligation on the “sponsor”, “originator” or “original lender” of a securitization where such entity is established in the EU.
CLOs issued in Europe are generally structured in compliance with the Securitization Regulations so that Affected Investors can invest in compliance with such requirements. To the extent a CLO is structured in compliance with the Securitization Regulations, our ability to invest in the residual tranches of such CLOs could be limited, or we could be required to hold our investment for the life of the CLO. If a CLO has not been structured to comply with the Securitization Regulations, it will limit the ability of EEA/UK regulated institutional investors to purchase CLO securities, which may adversely affect the price and liquidity of the securities (including the residual tranche) in the secondary market. Additionally, the Securitization Regulations and any regulatory uncertainty in relation thereto may reduce the issuance of new CLOs and reduce the liquidity provided by CLOs to the leveraged loan market generally. Reduced liquidity in the loan market could reduce investment opportunities for collateral managers, which could negatively affect the return of our investments. Any reduction in the volume and liquidity provided by CLOs to the leveraged loan market could also reduce opportunities to redeem or refinance the securities comprising a CLO in an optional redemption or refinancing and could negatively affect the ability of obligors to refinance their collateral obligations, either of which developments could increase defaulted obligations above historic levels.
The Japanese Financial Services Agency (the “JFSA”) published a risk retention rule as part of the regulatory capital regulation of certain categories of Japanese investors seeking to invest in securitization transactions (the “JRR Rule”). The JRR Rule mandates an “indirect” compliance requirement, meaning that certain categories of Japanese investors will be required to apply higher risk weighting to securitization exposures they hold unless the relevant originator commits to hold a retention interest equal to at least 5% of the exposure of the total underlying assets in the transaction (the “Japanese Retention Requirement”) or such investors determine that the underlying assets were not “inappropriately originated.” The Japanese investors to which the JRR Rule applies include banks, bank holding companies, credit unions (shinyo kinko), credit cooperatives (shinyo kumiai), labor credit unions (rodo kinko), agricultural credit cooperatives (nogyo kyodo kumiai), ultimate parent companies of large securities companies and certain other financial institutions regulated in Japan (such investors, “Japanese Affected Investors”). Such Japanese Affected Investors may be subject to punitive capital requirements and/or other regulatory penalties with respect to investments in securitizations that fail to comply with the Japanese Retention Requirement.
The JRR Rule became effective on March 31, 2019. At this time, there are a number of unresolved questions and no established line of authority, regulatory guidance, precedent or market practice that provides definitive guidance with respect to the JRR Rule, and no assurances can be made as to the content, impact or interpretation of the JRR Rule. In particular, the basis for the determination of whether an asset is “inappropriately originated” remains unclear and, therefore, unless the JFSA provides further specific clarification, it is possible that CLO securities we have purchased may contain assets deemed to be “inappropriately originated” and, as a result, may not be exempt from the Japanese Retention Requirement. The JRR Rule or other similar requirements may deter Japanese Affected Investors from purchasing CLO securities, which may limit the liquidity of CLO securities and, in turn, adversely affect the price of such CLO securities in the secondary market. Whether and to what extent the JFSA may provide further clarification or interpretation as to the JRR Rule is unknown.

Risks Related To An Investment In Our Securities, Collateral Managers Of The CLO Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The risk factor entitled “We are dependent on the collateral managers of the CLOs in which we invest and those CLOs are generally not registered under the 1940 Act.” in the Base Prospectus is replaced in its entirety as follows:
We are dependent on the collateral managers of the CLOs in which we invest and those CLOs are generally not registered under the 1940 Act.
We rely on CLO collateral managers to administer and review the portfolios of collateral they manage. The actions of the CLO collateral managers may significantly affect the return on our investments. The ability of each CLO collateral manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on our investments, as we may not be provided with information on a timely basis in order to take appropriate measures to manage our risks. We also rely on CLO collateral managers to act in the best interests of a CLO it manages. If any CLO collateral manager were to act in a manner that was not in the best interest of the CLOs (e.g., gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of such investments.
Collateral managers are subject to removal or replacement by other holders of CLO securities without our consent and may also voluntarily resign as collateral manager or assign their role as collateral manager to another entity. There can be no assurance that any removal, replacement, resignation or assignment of any particular CLO manager’s role will not adversely affect the returns on the CLO securities in which we invest.
In addition, the CLOs in which we invest are generally not registered as investment companies under the 1940 Act. As a result, investors in these CLOs are not afforded the protections that investors in an investment company registered under the 1940 Act would have.
The risk factor entitled “We and our investments are subject to interest rate risk.” in the Base Prospectus is replaced in its entirety as follows:

Risks Related To An Investment In Our Securities, Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We and our investments are subject to interest rate risk.
Since we may incur leverage to make investments, our net investment income depends, in part, upon the difference between the rate at which we borrow funds and the rate at which we invest those funds.
In a fluctuating interest rate environment, any leverage that we incur may bear a higher or lower interest rate than previously incurred. There may not, however, be a corresponding change in our investment income. In the event that our interest expense were to increase relative to income, it might reduce our ability to service the interest obligations on, and to repay the principal of, our indebtedness, and our net investment income could be adversely impacted, as well as our capacity to pay distributions to our stockholders.
The fair value of certain of our investments may be significantly affected by changes in interest rates. Although senior secured loans are generally floating rate instruments, our investments in senior secured loans through CLOs are sensitive to interest rate levels and volatility. Although CLOs are generally structured to mitigate the risk of interest rate mismatch, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO equity investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in a fluctuating interest rate environment and/or economic downturn, loan defaults may increase, resulting in losses for the CLOs in which we invest and result in credit losses that may adversely affect our cash flow, fair value of our assets and operating results.
In addition, fluctuating interest rates may influence prepayment rates, as corporate borrowers look to avoid escalating interest payments or refinance floating rate loans. Further, a general rise in interest rates will increase the financing costs of CLOs.
SOFR Floor Risk. Because CLOs generally issue debt on a floating rate basis, an increase in the Secured Overnight Financing Rate (“SOFR”) will increase the financing costs of CLOs. Many of the senior secured loans held by these CLOs have SOFR floors such that, when SOFR is below the stated SOFR floor, the stated SOFR floor (rather than SOFR itself) is used to determine the interest payable under the loans. Therefore, if SOFR increases but stays below the average SOFR floor rate of the senior secured loans held by a CLO, there would not be a corresponding increase in the investment income of such CLOs. The combination of increased financing costs without a corresponding increase in investment income in such a scenario would result in smaller distributions to equity holders of a CLO.
Reference Rate Risk. As of September 30, 2024, no settings of the London Interbank Offered Rate (“LIBOR”) continue to be published. On March 15, 2022, the Consolidation Appropriations Act of 2022, which includes the Adjustable Interest Rate (LIBOR) Act (“LIBOR Act”), was signed into law in the United States. This legislation established a uniform benchmark replacement process for certain financial contracts that matured after June 30, 2023 that do not contain clearly defined or practicable LIBOR fallback provisions. The Federal Reserve Board adopted a final rule in December 2022 implementing the LIBOR Act and specified benchmarks based on SOFR.
Although the transition process away from LIBOR has become increasingly well-defined, the transition process is complex. SOFR appears to be the preferred replacement for U.S. dollar LIBOR, but it is unclear if other benchmarks may emerge. These developments and the use of SOFR or other alternative reference rates could have adverse impacts on our business, financial condition and results of operations, including, among other things, increased volatility or illiquidity in markets for instruments that continue to rely on LIBOR or which have been transitioned away from LIBOR to a different rate like SOFR and, in any case, could result in a reduction in the value of certain investments held by us.
Benchmark Rate Mismatch. Many underlying corporate borrowers can elect to pay interest based on 1-month term SOFR, 3-month term SOFR and/or other term SOFR or benchmark rates in respect of the loans held by CLOs in which we are invested, in each case plus an applicable spread, whereas CLOs generally pay interest to holders of the CLO’s debt tranches based on 3-month term SOFR plus a spread. The 3-month term SOFR rate may fluctuate in excess of other potential term SOFR or other benchmark rates, which may result in many underlying corporate borrowers electing to pay interest based on a shorter or different, but in any event, lower term SOFR or other benchmark rate. This mismatch in the rate at which CLOs earn interest and the rate at which they pay interest on their debt tranches negatively impacts the cash flows on a CLO’s equity tranche, which may in turn adversely affect our cash flows and results of operations. Unless spreads are adjusted to account for such increases, these negative impacts may worsen as the amount by which the 3-month term rate exceeds such other chosen term SOFR or other benchmark rate.
Relatedly, a decrease in interest income generated by senior secured loans held by the CLO Portfolio Companies might lower the cash flows available to the Company from its CLO investments, particularly its equity tranches. Lower interest rates may result in increased loan prepayments and reinvestment of proceeds at reduced yields. As a result, a declining interest rate environment could negatively impact the Company’s net investment income and the amount of dividends the Company is able to distribute to stockholders. Additionally, given the structure of the incentive fee payable to OFS Advisor, a general increase in interest rates will likely have the effect of making it easier for OFS Advisor to meet the quarterly hurdle rate for payment of income incentive fees under the Investment Advisory Agreement without any additional increase in relative performance on the part of OFS Advisor.
The risk factor entitled “We and our investments are subject to risks associated with non-U.S. investing.” in the Base Prospectus is replaced in its entirety as follows:

Risks Related To An Investment In Our Securities, Non-U.S. Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We and our investments are subject to risks associated with non-U.S. investing.
While we invest primarily in CLOs that hold underlying U.S. assets, these CLOs may be organized outside the United States, and we may also invest in CLOs that hold collateral that are non-U.S. assets. Investing in foreign entities may expose us to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations, political and social instability, restrictions on the types or amounts of investment, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the U.S., higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards, currency fluctuations and greater price volatility. Further, we, and the CLOs in which we invest, may have difficulty enforcing creditor’s rights in foreign jurisdictions.
In addition, ongoing international trade tensions and geopolitical instability may result in trade tariffs, embargoes, sanctions or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, supply chain disruptions, imbalances in the availability of certain manufactured goods, substantial price volatility of goods and possible failure of individual companies or industries, which could have a negative impact on the value of the CLO securities that we hold.
Foreign markets also have different clearance and settlement procedures, and, in certain markets, there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in periods when our assets are uninvested. Our inability to make intended investments due to settlement problems or the risk of intermediary counterparty failures could cause us to miss investment opportunities. The inability to dispose of an investment due to settlement problems could result either in losses to us due to subsequent declines in the value of such investment or, if we have entered into a contract to sell the security, possible liability to the purchaser. Transaction costs of buying and selling foreign securities also are generally higher than those involved in domestic transactions. Furthermore, foreign financial markets have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies.
The economies of individual non-U.S. countries may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, interest rates, volatility of currency exchange rates, depreciation, capital reinvestment, resources self-sufficiency and balance of payments position.

Risks Related To An Investment In Our Securities, Holders Of Preferred Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The risk factor entitled “Holders of any preferred stock we might issue would have the right to elect members of our Board and class voting rights on certain matters.” in the Base Prospectus is replaced in its entirety as follows:
Holders of any preferred stock we might issue would have the right to elect members of our Board and class voting rights on certain matters.
Except as otherwise provided in our Amended and Restated Articles of Incorporation, Certificate of Designation for the Series C Term Preferred Stock, the Certificate of Designation for the Series D Term Preferred Stock, the Certificate of Designation for the Series E Term Preferred Stock, the Certificate of Designation for the Series F Term Preferred Stock, the Certificate of Designation for the Series G Term Preferred Stock or as otherwise required by law, (1) each holder of our preferred stock is entitled to one vote for each share of preferred stock held by such holder on each matter submitted to a vote of our stockholders, and (2) the holders of all outstanding shares of preferred stock and shares of common stock will vote together as a single class; provided that holders of preferred stock, voting separately as a class, will elect two of our directors and will be entitled to elect a majority of our directors if we fail to pay dividends on any outstanding shares of preferred stock in an amount equal to two full years of dividends and continuing during that period until we correct that failure. Holders of shares of our preferred stock will also vote separately as a class on any matter that materially and adversely affects any preference, right or power of holders of shares of our preferred stock.

Risks Related To An Investment In Our Securities, Corporate Social Responsibility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The risk factor entitled “We are subject to risks related to corporate social responsibility.” in the Base Prospectus is replaced in its entirety as follows:
We are subject to risks related to corporate social responsibility, and compliance with ESG-related regulations may impose additional capital operational expenditures on our business.
Our business faces increasing public scrutiny related to ESG activities, which are perceived to contribute to the long-term sustainability of a company’s performance. A variety of organizations measure the performance of companies on ESG topics, and the results of these assessments are widely publicized.
ESG integration and responsible investing practices as a whole are rapidly evolving. and there are different principles, frameworks, methodologies and tracking tools being implemented. Our adherence to such principles, frameworks, methodologies and tools may vary over time. We risk damage to our brand and reputation if we fail to act (or are perceived to not act) responsibly in a number of areas, such as diversity, equity and inclusion, environmental stewardship, corporate governance, support for local communities, transparency and considering ESG factors in our investment processes. Adverse incidents with respect to ESG activities could impact the value of our brand, the cost of our operations and our relationships with investors, all of which could adversely affect our business and results of operations. At the same time, there are various approaches to responsible investing activities and divergent views on the consideration of ESG topics. These differing views increase the risk that any action or lack thereof with respect to any ESG activities will be perceived negatively. Political and legal scrutiny of ESG practices has intensified, and “anti-ESG” sentiment has gained momentum across the U.S., with several states having enacted or proposed “anti-ESG” policies and legislation or issued related legal opinions. Other jurisdictions have adopted or proposed mandatory ESG disclosure regimes or investment restrictions. If investors subject to such legislation view any of our ESG activities as being in contradiction of such “anti-ESG” policies, legislation or legal opinions, such investors may not invest in us and it could negatively affect the price of our common stock.
We may be subject to disclosure laws and regulations related to a range of sustainability matters, including greenhouse gas emissions; climate change risks; diversity, equity and inclusion; and human rights matters. For example, in 2023, California passed the Climate Corporate Data Accountability Act and Climate-Related Financial Risk Act, which will impose broad climate-related disclosure obligations on U.S.-organized entities that meet certain revenue thresholds and do business in California, as well as the Voluntary Carbon Market Disclosures Act, which is focused on the voluntary carbon market for carbon credits but also includes disclosure requirements for companies with a required nexus to California making certain climate-related claims. Other jurisdictions have also enacted or are considering enacting mandatory climate and sustainability reporting laws as well as laws requiring reporting of information on other ESG topics, such as human capital. Compliance with such laws, if they survive any legal challenges, may require the implementation of or changes to systems and procedures for the collection and processing of relevant data and related internal and external controls, changes to management and/or operational obligations, and dedication of substantial time and financial resources. The compliance burden and related costs may increase over time. Failure to comply with applicable laws may lead to investigations and audits, fines, other enforcement action or liabilities, or reputational damage.
There are a number of different principles, frameworks, and/or methodologies for integrating sustainability-related incentives, mandates, and/or reporting requirements into financing arrangements. Any principles, frameworks, and/or methodologies which we anticipate referencing and/or utilizing may not align with our peers and/or those preferred by prospective investors. In addition, unless otherwise stated in our regulatory disclosures, no assurance is given that any of our financing arrangements will align with particular market frameworks.
Regulatory initiatives related to ESG, and the scope and timing of these initiatives, could also adversely affect our business. Compliance with any new laws or regulations increases our regulatory burden and could make compliance more difficult and expensive, affect the manner in which we or our investments conduct business and adversely affect our profitability.

Risks Related To An Investment In Our Securities, U.S. Credit Rating Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The risk factor entitled “Further downgrades of the U.S. credit rating, impending automatic spending cuts or a government shutdown could negatively impact our liquidity, financial condition and earnings.” in the Base Prospectus is replaced in its entirety as follows:
Further downgrades of the U.S. credit rating, impending automatic spending cuts or a government shutdown could negatively impact our liquidity, financial condition and earnings.
U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers have passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have previously lowered, or threatened to lower, the long-term sovereign credit rating on the United States.
The impact of this or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. Absent quantitative easing by the Federal Reserve, these developments could cause interest rates and borrowing costs to rise, which may negatively impact our ability to access the debt markets on favorable terms. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time and may lead to additional U.S. federal government shutdowns. The impact of the shutdown of the U.S. government services and continued adverse political and economic conditions could have a material adverse effect on our business, financial condition and results of operations.

Risks Related To An Investment In Our Securities, Cybersecurity Risks Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The risk factor entitled “Cybersecurity risks and cyber incidents may adversely affect our business by causing a disruption to our operations, a compromise or corruption of our confidential information and/or damage to our business relationships, all of which could negatively impact our business, financial condition and operating results.” in the Base Prospectus is replaced in its entirety as follows:
Cybersecurity risks and cyber incidents may adversely affect our business or the business of CLO vehicles in which we invest and CLO Portfolio Companies by causing a disruption to our operations or the operations of CLO vehicles in which we invest and CLO Portfolio Companies, a compromise or corruption of our confidential information or the confidential information of CLO vehicles in which we invest and CLO Portfolio Companies and/or damage to our business relationships or the business relationships of CLO vehicles in which we invest and CLO Portfolio Companies, all of which could negatively impact the business, financial condition and operating results of us or CLO vehicles in which we invest and CLO Portfolio Companies.
A cybersecurity incident is considered to be any adverse event that threatens the confidentiality, integrity or availability of the information resources of us, CLO vehicles in which we invest and CLO Portfolio Companies. These incidents may be an intentional attack or an unintentional event and could involve gaining unauthorized access to our information systems or those of CLO vehicles in which we invest, CLO Portfolio Companies or third-party vendors for purposes of misappropriating assets, stealing confidential information, corrupting data or causing operational disruption. The risk of a security breach or disruption, particularly through cyber-attacks or cyber intrusions, including by computer hackers, nation-state affiliated actors, and cyber terrorists, has generally increased as the number, intensity and sophistication of attempted attacks and intrusions from around the world have increased. Despite careful security and controls design, our information technology systems and the information technology systems of CLO vehicles in which we invest, CLO Portfolio Companies and our third-party vendors, may be subject to security breaches and cyber-attacks, the result of which may include disrupted operations, misstated or unreliable financial data, liability for stolen assets or information, increased cybersecurity protection and insurance costs, litigation damage to business relationships and damage to our competitiveness, stock price, and long-term stockholder value. The costs related to cyber or other security threats or disruptions may not be fully insured or indemnified by other means. As our, CLO vehicles in which we invest, CLO Portfolio Companies’ and our third-party vendors’ reliance on technology which may also include embedded artificial intelligence (“AI”) has increased, so have the risks posed to our information systems, both internally and those provided by OFS Services and third-party service providers, and the information systems of CLO vehicles in which we invest and CLO Portfolio Companies. OFS Advisor has implemented processes, procedures and internal controls to help mitigate cybersecurity risks and cyber intrusions, but these measures, as well as our increased awareness of the nature and extent of a risk of a cyber incident, do not guarantee that a cyber incident will not occur and/or that our financial results, operations or confidential information will not be negatively impacted by such an incident.
In addition, cybersecurity has become a top priority for regulators around the world, including the SEC, and some jurisdictions have enacted laws requiring companies to notify individuals of data security breaches involving certain types of personal data. Even the most well-protected information, networks, systems and facilities remain potentially vulnerable because the techniques used in such attempted security breaches evolve and generally are not recognized until launched against a target, and in some cases, are designed not be detected and, in fact, may not be detected. Accordingly, we and our service providers may be unable to anticipate these techniques or to implement adequate security barriers or other preventative measures, and thus it is impossible for us and our service providers to entirely mitigate this risk.
Cybersecurity risks require continuous and increasing attention and other resources from us to, among other actions, identify and quantify these risks and upgrade and expand our technologies, systems and processes to adequately address such risks. Such attention diverts time and other resources from other activities and there is no assurance that our efforts will be effective. If we fail to comply with relevant laws and regulations, we could suffer financial losses, a disruption of our businesses, liability to investors, regulatory intervention or reputational damage. Further, the increased use of mobile and cloud technologies due to the proliferation of remote work resulting from new flexible work arrangements have heightened our, CLO vehicles in which we invest and CLO Portfolio Companies’ vulnerability to a cybersecurity risk or incident. Reliance on mobile or cloud technology or any failure by mobile technology and cloud service providers to adequately safeguard systems could disrupt our operations, the operations of a CLO, CLO Portfolio Company or the operations of our or their service providers and result in misappropriation, corruption or loss of personal, confidential or proprietary information or the inability to conduct business operations. In addition, remote working, whether by us, CLO vehicles in which we invest, CLO Portfolio Companies, or our service providers, could strain technology resources, introduce operational risks and otherwise heighten the risks described above.
Risks Related To An Investment In Our Securities, Artificial Intelligence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The risk factor entitled “We are subject to risks associated with artificial intelligence and machine learning technology.” in the Base Prospectus is replaced in its entirety as follows:
We are subject to risks associated with artificial intelligence and machine learning technology.
Recent technological advances in AI and machine learning technology (“Machine Learning Technology”), including OpenAI’s release of its ChatGPT applications, pose risks to us, OFS Advisor and any third parties that we engage with. We could be exposed to the risks associated with AI and Machine Learning Technology if third-party service providers or any counterparties, whether or not known to us, use such technologies in their business activities. We and OFS Advisor are not in a position to control the use of AI and Machine Learning Technology in third-party products or services. Use of AI and Machine Learning Technology could include the input of confidential information in contravention of applicable policies, contractual or other obligations or restrictions, resulting in such confidential information becoming improperly disseminated. AI and Machine Learning Technology and their applications, including in the private investment and financial sectors, continue to develop rapidly, and we cannot predict the risks that may arise from such developments.
A failure to effectively adopt or utilize AI to improve productivity or the analytical abilities of our investment professionals may put us at a competitive disadvantage and affect our business and results of operations. AI and Machine Learning Technology are generally highly reliant on the collection and analysis of large amounts of data. Certain data in such models will inevitably contain a degree of inaccuracy and error and could otherwise be inadequate or flawed, which would likely degrade the effectiveness of AI and Machine Learning Technology. To the extent we are exposed to the risks of AI and Machine Learning Technology use, any such inaccuracies or errors could adversely impact us and our business.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]																Interest Rate Risk. The price of certain of the Company’s investments may be significantly affected by changes in interest rates. Although senior secured loans are generally floating rate instruments, the Company’s investments in senior secured loans through CLOs are sensitive to interest rate levels and volatility. Although CLOs are generally structured to mitigate the risk of interest rate mismatch, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO equity investors, and may in turn adversely affect the Company’s cash flows and results of operations. In addition, changes in interest rate spreads can have a material impact the Company’s investment income, cost of funding and the valuation of its investment portfolio.
Redeemable Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Note 6. Mandatorily Redeemable Preferred Stock
The Company has authorized 10,000,000 shares of preferred stock, at a par value of $0.001 per share, and at October 31, 2025 had 4,636,000 shares of preferred stock outstanding. During the year ended October 31, 2025, the average daily dollar borrowings and average effective interest rate for the Company’s preferred stock was $105,557,534 and 7.29%, respectively. The Company may recognize a loss related to the acceleration of unamortized deferred issuance costs upon early redemption of any outstanding shares of preferred stock. No loss was recognized for the year ended October 31, 2025.
6.125% Series C Term Preferred Stock (Nasdaq: OCCIO)
In April 2021, the Company issued 920,000 shares of its 6.125% Series C Term Preferred Stock due 2026 (the “Series C Term Preferred Stock”). The shares of Series C Term Preferred Stock have a liquidation preference of $25 per share and are mandatorily redeemable on April 30, 2026. The Company may, at its sole option, redeem the outstanding shares of Series C Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
During the year ended October 31, 2025, the Company paid distributions of approximately $1.53 per share of Series C Term Preferred Stock.
6.00% Series D Term Preferred Stock
On June 10, 2021, through a private placement, the Company issued 120,000 shares of its 6.00% Series D Term Preferred Stock due 2026 (the “Series D Term Preferred Stock”) at a price per share of $24.50. The shares of Series D Term Preferred Stock have a liquidation preference of $25 per share and are subject to mandatory redemption on June 10, 2026. The Company may, at its sole option, redeem the outstanding shares of Series D Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
The offering was consummated pursuant to the terms of a purchase agreement (the “Series D Purchase Agreement”) dated June 10, 2021 by and between the Company and the purchaser named therein (the “Series D Purchaser”). The Series D Purchase Agreement provided for the Series D Term Preferred Stock to be issued to the Series D Purchaser in a private placement in reliance on an exemption from registration under the Securities Act, provided by Section 4(a)(2) thereof and Regulation D thereunder. The Company relied upon this exemption from registration based in part on representations made by the Series D Purchaser. The Series D Term Preferred Stock has not been registered under the Securities Act and may not be offered or sold in the United States absent registration or an applicable exemption from registration.
During the year ended October 31, 2025, the Company paid distributions of approximately $1.50 per share of Series D Term Preferred Stock.
5.25% Series E Term Preferred Stock (Nasdaq: OCCIN)
In December 2021, the Company issued 1,400,000 shares of its 5.25% Series E Term Preferred Stock (the “Series E Term Preferred Stock”). The shares of Series E Term Preferred Stock have a liquidation preference of $25 per share and are mandatorily redeemable on December 31, 2026. The Company may, at its sole option, redeem the outstanding shares of Series E Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
During the year ended October 31, 2025, the Company paid distributions of approximately $1.31 per share of Series E Term Preferred Stock.
7.875% Series F Term Preferred Stock (Nasdaq: OCCIM)
In October 2024, the Company issued 1,196,000 shares of its 7.875% Series F Term Preferred Stock (the “Series F Term Preferred Stock”). The shares of Series F Term Preferred Stock have a liquidation preference of $25 per share and are mandatorily redeemable on October 31, 2029. At any time on or after October 31, 2026, the Company may, at its sole option, redeem the outstanding shares of Series F Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
During the year ended October 31, 2025, the Company paid distributions of approximately $1.97 per share of Series F Term Preferred Stock.
8.00% Series G Term Preferred Stock
On April 1, 2025, through a private placement, the Company issued 1,000,000 shares of its 8.00% Series G Term Preferred Stock due 2030 (the “Series G Term Preferred Stock”) at a price per share of $24.25, resulting in net proceeds of $24,250,000, before offering costs. The shares of Series G Term Preferred Stock have a liquidation preference of $25 per share and are subject to mandatory redemption on April 1, 2030. At any time on or after April 1, 2027, the Company may, at its sole option, redeem the outstanding shares of Series G Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
The offering was consummated pursuant to the terms of a purchase agreement (the “Series G Purchase Agreement”), dated April 1, 2025 by and between the Company and the purchaser named therein (the “Series G Purchaser”). The Series G Purchase Agreement provided for the Series G Term Preferred Stock to be issued to the Series G Purchaser in a private placement in reliance on an exemption from registration under the Securities Act, provided by Section 4(a)(2) thereof and Regulation D thereunder. The Company relied upon this exemption from registration based in part on representations made by the Series G Purchaser. The Series G Term Preferred Stock has not been registered under the Securities Act and may not be offered or sold in the United States absent registration or an applicable exemption from registration.
During the year ended October 31, 2025, the Company paid distributions of approximately $1.17 per share of Series G Term Preferred Stock.
For the year ended October 31, 2025, the components of interest expense, cash paid for interest, effective interest rate and average outstanding balance for the Company’s preferred stock was as follows:

	Series C Term Preferred Stock	Series D Term Preferred Stock	Series E Term Preferred Stock	Series F Term Preferred Stock	Series G Term Preferred Stock	Total
Stated interest expense	$1,408,748	$180,000	$1,837,500	$2,354,625	$1,166,667	$6,947,540
Amortization of deferred issuance costs	164,811	16,524	245,065	225,675	92,816	744,891
Total interest expense	$1,573,559	$196,524	$2,082,565	$2,580,300	$1,259,483	$7,692,431
Cash paid for interest expense	$1,408,748	$180,000	$1,837,500	$2,354,625	$1,166,667	$6,947,540
Stated interest rate	6.125%	6.00%	5.25%	7.875%	8.00%	6.71%
Effective interest rate(1)	6.84%	6.55%	5.95%	8.63%	8.59%	7.29%
Average outstanding balance	$23,000,000	$3,000,000	$35,000,000	$29,900,000	$14,657,534	$105,557,534
Principal outstanding - period end	$23,000,000	$3,000,000	$35,000,000	$29,900,000	$25,000,000	$115,900,000
Shares outstanding - period end	920,000	120,000	1,400,000	1,196,000	1,000,000	4,636,000
Optional redemption date	Currently Callable	Currently Callable	Currently Callable	October 31, 2026	April 1, 2027
Mandatory redemption date	April 30, 2026	June 10, 2026	December 31, 2026	October 31, 2029	April 1, 2030
(1) The effective interest rate on preferred stock is calculated as total interest expense for the period divided by the average outstanding principal balance of preferred stock for the period.
The following table shows the scheduled maturities of the principal balances of the Company’s outstanding preferred stock as of October 31, 2025:

	Payments due by period
Description	Total	Less than 1 year	1 to 3 years	3 to 5 years	After 5 years
Series C Term Preferred Stock	$23,000,000	$23,000,000	$—	$—	$—
Series D Term Preferred Stock	3,000,000	3,000,000	—	—	—
Series E Term Preferred Stock	35,000,000	—	35,000,000	—	—
Series F Term Preferred Stock	29,900,000	—	—	29,900,000	—
Series G Term Preferred Stock	25,000,000	—	—	25,000,000	—
Total	$115,900,000	$26,000,000	$35,000,000	$54,900,000	$—
Preferred Stock Repurchase Program
On December 7, 2021, the Board authorized a program under which the Company may repurchase up to $10.0 million of its outstanding shares of the Company's Series C Term Preferred Stock and Series E Term Preferred Stock. On December 9, 2025, the Board extended the repurchase program for an additional two-year period and authorized the Company’s Series F Term Preferred Stock to be included in the repurchase program. Under this program, the Company may, but is not obligated to, repurchase its outstanding Series C Term Preferred Stock, Series E Term Preferred Stock and Series F Term Preferred Stock in the open market from time to time through December 9, 2027. The timing and the amount of Series C Term Preferred Stock, Series E Term Preferred Stock and Series F Term Preferred Stock to be repurchased will depend on a number of factors, including then-existing market conditions, liquidity, prospects for future access to capital, contractual restrictions, alternative investment opportunities and other factors. In addition, any repurchases will also be conducted in accordance with the 1940 Act. There are no assurances that the Company will engage in any repurchases. During the year ended October 31, 2025, no shares of preferred stock were repurchased under the program.

Series C Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 23,000,000	$ 23,000,000	$ 23,000,000	$ 23,000,000	$ 23,000,000			$ 23,000,000				$ 23,000,000				$ 23,000,000
Senior Securities Coverage per Unit	$ 58.01	$ 65.87	$ 71.95	$ 61.80	$ 78.71			$ 58.01				$ 65.87				$ 58.01
Preferred Stock Liquidating Preference	25.00	25.00	25.00	25.00	25.00			$ 25.00				$ 25.00				$ 25.00
Senior Securities Average Market Value per Unit	$ 24.78	$ 24.06	$ 23.29	$ 24.79	$ 25.22
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																6.125% Series C Term Preferred Stock (Nasdaq: OCCIO)
Security Dividends [Text Block]																The Company may, at its sole option, redeem the outstanding shares of Series C Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
Series D Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 3,000,000	$ 3,000,000	$ 3,000,000	$ 3,000,000	$ 3,000,000			$ 3,000,000				$ 3,000,000				$ 3,000,000
Senior Securities Coverage per Unit	$ 58.01	$ 65.87	$ 71.95	$ 61.80	$ 78.71			$ 58.01				$ 65.87				$ 58.01
Preferred Stock Liquidating Preference	$ 25.00	$ 25.00	$ 25.00	$ 25.00	$ 25.00			$ 25.00				$ 25.00				$ 25.00
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																6.00% Series D Term Preferred Stock
Security Dividends [Text Block]																The Company may, at its sole option, redeem the outstanding shares of Series D Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
Series E Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 35,000,000	$ 35,000,000	$ 35,000,000	$ 35,000,000				$ 35,000,000				$ 35,000,000				$ 35,000,000
Senior Securities Coverage per Unit	$ 58.01	$ 65.87	$ 71.95	$ 61.80				$ 58.01				$ 65.87				$ 58.01
Preferred Stock Liquidating Preference	25.00	25.00	25.00	25.00				$ 25.00				$ 25.00				$ 25.00
Senior Securities Average Market Value per Unit	$ 24.06	$ 22.98	$ 22.38	$ 23.99
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																5.25% Series E Term Preferred Stock (Nasdaq: OCCIN)
Security Dividends [Text Block]																The Company may, at its sole option, redeem the outstanding shares of Series E Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
Series F Term Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																7.875% Series F Term Preferred Stock (Nasdaq: OCCIM)
Security Dividends [Text Block]																At any time on or after October 31, 2026, the Company may, at its sole option, redeem the outstanding shares of Series F Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
Series G Term Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 25,000,000							$ 25,000,000								$ 25,000,000
Senior Securities Coverage per Unit	$ 58.01							$ 58.01								$ 58.01
Preferred Stock Liquidating Preference	$ 25.00							$ 25.00								$ 25.00
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																8.00% Series G Term Preferred Stock
Security Dividends [Text Block]																At any time on or after April 1, 2027, the Company may, at its sole option, redeem the outstanding shares of Series G Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
Series A Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 0	$ 21,316,500	$ 21,316,500	$ 21,316,500
Senior Securities Coverage per Unit				$ 0	$ 78.71	$ 73.64	$ 78.78
Preferred Stock Liquidating Preference				$ 0	25.00	25.00	25.00
Senior Securities Average Market Value per Unit					$ 25.15	$ 23.72	$ 25.46
Series B Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount			$ 3,000,000	$ 3,000,000	$ 3,000,000
Senior Securities Coverage per Unit			$ 71.95	$ 61.80	$ 78.71
Preferred Stock Liquidating Preference			$ 25.00	$ 25.00	$ 25.00
Series F Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 29,900,000	$ 29,900,000						$ 29,900,000				$ 29,900,000				$ 29,900,000
Senior Securities Coverage per Unit	$ 58.01	$ 65.87						$ 58.01				$ 65.87				$ 58.01
Preferred Stock Liquidating Preference	25.00	25.00						$ 25.00				$ 25.00				$ 25.00
Senior Securities Average Market Value per Unit	$ 24.93	$ 24.94